As filed with the Securities and Exchange Commission.

                                                      `33 Act File No. 033-62637

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                      Post-Effective Amendment No. 11 [x]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 [ ]


                          NATIONWIDE VARIABLE ACCOUNT-8
                           (EXACT NAME OF REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, the Statement of Additional Information, the Financial Statements and Part C.

It is proposed that this filing will become effective (check appropriate space):

[  ]   immediately upon filing pursuant to paragraph (b) of Rule 485


[X ]on May 1, 2003 pursuant to paragraph (b) of Rule 485


[  ]   60 days after filing pursuant to paragraph (a) of Rule 485

[  ]   on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================
                                                                        REDLINED

                          NATIONWIDE VARIABLE ACCOUNT-8
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and
Other Information

N-4 ITEM                                                                                                 CAPTION

PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.....................................................................................................Cover Page
Item 2.    Definitions.....................................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights..........................................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information...........................................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..............................................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses.......................................................................... Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts...........................................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...................................................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions............................................................................Death Benefits
Item 10.   Purchases and Contract Value....................................................................Operation of the Contract
Item 11.   Redemptions........................................................................................Surrender (Redemption)
Item 12.   Taxes  ........................................................................................Federal Tax Considerations
Item 13.   Legal Proceedings.......................................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.............................................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.....................................................................................................Cover Page
Item 16.   Table of Contents.......................................................................................Table of Contents
Item 17.   General Information and History...........................................................General Information and History
Item 18.   Services.........................................................................................................Services
Item 19.   Purchase of Securities Being Offered.................................................Purchase of Securities Being Offered
Item 20.   Underwriters.................................................................................................Underwriters
Item 21.   Calculation of Performance Information........................................................Calculations of Performance
Item 22.   Annuity Payments.........................................................................................Annuity Payments
Item 23.   Financial Statements.................................................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.................................................................................Item 24
Item 25.   Directors and Officers of the Depositor...........................................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..................................................................................Item 26
Item 27.   Number of Contract Owners.........................................................................................Item 27
Item 28.   Indemnification...................................................................................................Item 28
Item 29.   Principal Underwriter.............................................................................................Item 29
Item 30.   Location of Accounts and Records..................................................................................Item 30
Item 31.   Management Services...............................................................................................Item 31
Item 32.   Undertakings......................................................................................................Item 32


                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

          Issued by Nationwide Life Insurance Company through its Nationwide
                               Variable Account-8


                       The date of this prospectus is May
                                    1, 2003.

--------------------------------------------------------------------------------

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.
--------------------------------------------------------------------------------

The following is a list of the underlying mutual funds available under the contract. The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed below are available in every state.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o American Century VP Income & Growth Fund: Class I
o American Century VP International Fund: Class III+
o American Century VP Ultra Fund: Class I
o American Century VP Value Fund: Class I

DREYFUS
o Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service
Shares
o The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
o Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)

FEDERATED INSURANCE SERIES
o Federated Quality Bond Fund II: Primary Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o VIP Equity-Income Portfolio: Service Class
o VIP Growth Portfolio: Service Class
o VIP High Income Portfolio: Service Class*
o VIP Overseas Portfolio: Service Class R+

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o VIP II Contrafund(R) Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o VIP III Value Strategies Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST ("GVIT") (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)

o Comstock GVIT Value Fund: Class I (formerly, Federated GVIT Equity Income
Fund)

o Dreyfus GVIT Mid Cap Index Fund: Class I (formerly, Dreyfus NSAT Mid Cap Index Fund)

o Federated GVIT High Income Bond Fund: Class I* (formerly, Federated NSAT High Income Bond Fund)

o Gartmore GVIT Emerging Markets Fund: Class III+
o Gartmore GVIT Global Technology and Communications Fund: Class III+
o Gartmore GVIT Government Bond Fund: Class I (formerly, Government Bond Fund)

o Gartmore GVIT Growth Fund: Class I (formerly, Capital Appreciation Fund)
o Gartmore GVIT International Growth Fund:Class III+
o Gartmore GVIT Investor Destinations Funds
>> Gartmore GVIT Investor Destinations Conservative Fund
>> Gartmore GVIT Investor Destinations Moderately Conservative Fund
>> Gartmore GVIT Investor Destinations Moderate Fund
>> Gartmore GVIT Investor Destinations Moderately Aggressive Fund
>> Gartmore GVIT Investor Destinations Aggressive Fund

o Gartmore GVIT Mid Cap Growth Fund: Class I (formerly, Strong GVIT Mid Cap Growth Fund: Class I)
o Gartmore GVIT Money Market Fund: Class I (formerly, Money Market Fund)
o Gartmore GVIT Nationwide(R)Fund: Class I (formerly, Gartmore GVIT Total Return Fund: Class I)
o Gartmore GVIT Worldwide Leaders Fund: Class III (formerly, Nationwide(R)Global 50 Fund) +
o GVIT Small Cap Growth Fund: Class I (formerly, Nationwide(R)Small Cap Growth Fund)
o GVIT Small Cap Value Fund: Class I (formerly, Nationwide(R)Small Cap Value
Fund)
o GVIT Small Company Fund: Class I (formerly, Nationwide(R)Small Company
Fund)


JANUS ASPEN SERIES
o Capital Appreciation Portfolio: Service Shares
o Global Technology Portfolio: Service II Shares+
o International Growth Portfolio: Service II Shares+

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

o AMT Guardian Portfolio
o AMT Mid-Cap Growth Portfolio: Class I
o AMT Partners Portfolio


OPPENHEIMER VARIABLE ACCOUNT FUNDS
o Oppenheimer Aggressive Growth Fund/VA: Initial Class
o Oppenheimer Capital Appreciation Fund/VA: Initial Class

o Oppenheimer Main Street(R)Fund/VA: Initial Class (formerly, Oppenheimer Main Street(R)Growth & Income Fund/VA: Initial Class)


SALOMON BROTHERS VARIABLE SERIES FUNDS INC.

o All Cap Fund (formerly, Capital Fund)
o High Yield Bond Fund
o Investors Fund
o Total Return Fund


VAN KAMPEN
     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)

o Emerging Markets Debt Portfolio: Class I
o U.S. Real Estate Portfolio: Class I


THE FOLLOWING UNDERLYING MUTUAL FUND IS AVAILABLE ONLY TO CONTRACTS ISSUED PRIOR TO JANUARY 25, 2002:

GARTMORE VARIABLE INSURANCE TRUST
o Turner GVIT Growth Focus Fund: Class III+

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000:

CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST)
o Large Cap Value Portfolio (formerly, Value Portfolio)

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)

o Nationwide(R)GVIT Strategic Value Fund: Class I (formerly,
Nationwide(R)Strategic Value Fund)

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2002:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o VIP III Growth Opportunities Portfolio: Service Class

VAN ECK WORLDWIDE INSURANCE TRUST
o Worldwide Emerging Markets Fund
o Worldwide Hard Assets Fund

EFFECTIVE MAY 1, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o American Century VP International Fund: Class I

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o VIP Overseas Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
o Gartmore GVIT Emerging Markets Fund: Class I (formerly, Gartmore NSAT Emerging Markets Fund)
o Gartmore GVIT Global Technology and Communications Fund: Class I (formerly, Gartmore

NSAT Global Technology and Communications Fund)
o Gartmore GVIT International Growth Fund: Class I (formerly, Gartmore NSAT International Growth Fund)
o Turner GVIT Growth Focus Fund: Class I (formerly, Turner NSAT Growth
Focus Fund)

JANUS ASPEN SERIES
o Global Technology Portfolio: Service Shares
o International Growth Portfolio: Service Shares


EFFECTIVE MAY 1, 2003, THE FOLLOWING UNDERLYING MUTUAL FUND IS NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
o Gartmore GVIT Worldwide Leaders Fund: Class I


*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

+These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-8 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).


The Statement of Additional Information (dated May 1, 2003) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 43.


For general information or to obtain FREE copies of the:
o Statement of Additional Information;
o prospectus, annual report or semi-annual report for any underlying mutual fund;
o prospectus for the Guaranteed Term Options;
o required Nationwide forms; or
o Nationwide's privacy statement,

call:    1-800-848-6331
        1-800-238-3035 (TDD)

or write:
       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, RR1-04-F4
       COLUMBUS, OHIO 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: WWW.SEC.GOV

THIS ANNUITY:
o IS NOT A BANK DEPOSIT
o IS NOT FDIC INSURED
o IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
o IS NOT AVAILABLE IN EVERY STATE
o MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, or Tax Sheltered Annuity.

QUALIFIED PLAN- A retirement plan that receives favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-8, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.....................................

CONTRACT EXPENSES.............................................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................

EXAMPLE.......................................................

SYNOPSIS OF THE CONTRACTS.....................................

FINANCIAL STATEMENTS..........................................

CONDENSED FINANCIAL INFORMATION...............................

NATIONWIDE LIFE INSURANCE COMPANY.............................

NATIONWIDE INVESTMENT SERVICES CORPORATION....................

TYPES OF CONTRACTS............................................
     Charitable Remainder Trusts
     Individual Retirement Annuities ("IRAs")
     Investment-Only Contracts (Qualified Plans)
     Non-Qualified Contracts
     Roth IRAs
     Tax Sheltered Annuities

INVESTING IN THE CONTRACT.....................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

CHARGES AND DEDUCTIONS........................................
     Mortality and Expense Risk Charge
     Contract Maintenance Charge
     Contingent Deferred Sales Charge
     Premium Taxes
     Short-Term Trading Fees

OPTIONAL CONTRACT BENEFITS, CHARGES AND
     DEDUCTIONS...............................................
     Beneficiary Protector Option

CONTRACT OWNERSHIP............................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT.....................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE...............................................

SURRENDER (REDEMPTION)........................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Texas Optional Retirement Program or
        Louisiana Optional Retirement Plan
     Surrenders Under a Tax Sheltered Annuity


LOAN PRIVILEGE................................................
     Minimum and Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default


ASSIGNMENT....................................................

CONTRACT OWNER SERVICES.......................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE.....................................

ANNUITIZING THE CONTRACT......................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS................................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS........................................
     Required Distributions - General Information
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities, Individual
        Retirement Annuities and Roth IRAs

FEDERAL TAX CONSIDERATIONS....................................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS........................................

LEGAL PROCEEDINGS.............................................

ADVERTISING...................................................

SUB-ACCOUNT PERFORMANCE SUMMARY...............................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......

APPENDIX A: UNDERLYING MUTUAL FUNDS...........................

APPENDIX B: CONDENSED FINANCIAL INFORMATION...................

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.

------------------------------------------------------------------------------------------------------------------------------------
                                                 CONTRACT OWNER TRANSACTION EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC")
(as a percentage of purchase payments surrendered)......................................................................      7% 1
----------------------------------------------------------------------------------------------------------------------------- ------

LOAN PROCESSING FEE......................................................................................................     $25 2

MAXIMUM SHORT-TERM TRADING FEE...........................................................................................     1%
----------------------------------------------------------------------------------------------------------------------------- ------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

------------------------------------------------------------------------------------------------------------------------------------
                                                     RECURRING CONTRACT EXPENSES
----------------------------------------------------------------------------------------------------------------------------- ------

CONTRACT MAINTENANCE CHARGE.............................................................................................      $30 3
----------------------------------------------------------------------------------------------------------------------------- ------

VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets)4

     MORTALITY AND EXPENSE RISK CHARGE...................................................................................     1.40%
----------------------------------------------------------------------------------------------------------------------------- ------









---------------------------
1 Range of CDSC over time:

----------------------------------------------------------------------------------------------------------------------------- ------
NUMBER OF COMPLETED YEARS FROM
DATE OF PURCHASE PAYMENT               0          1          2           3          4          5          6           7
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC PERCENTAGE                        7%         7%         6%          5%         4%         3%         2%          0%
----------------------------------------------------------------------------------------------------------------------------- ------

Each contract year, the contract owner may withdraw without a CDSC the greater of:
     (1)  15% of all purchase payments made to a contract; or
     (2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
2 Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.
3 The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary. This charge is waived for any contract valued at $50,000 or more on any contract anniversary.
4 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

The next table describes the fees and expenses associated with optional benefit that is available under the contract. The fee associated with the optional benefit will be in addition to the standard variable account charge.

------------------------------------------------------------------------------------------------------------------------------------
                          ADDITIONAL CONTRACT OPTION 1
----------------------------------------------------------------------------------------------------------------------------- ------

BENEFICIARY PROTECTOR OPTION.............................................................................................     0.40%
Total Variable Account Charges (including this option)...................................................................     1.80%


In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, the interest rate of return credited to assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.
----------------------------------------------------------------------------------------------------------------------------- ------

UNDERLYING MUTUAL FUND ANNUAL EXPENSES

The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

--------------------------------------------------------------------------------- ---------------------- ----------------------
Total Annual Underlying Mutual Fund Operating Expenses                                   Minimum                Maximum
--------------------------------------------------------------------------------- ---------------------- ----------------------

(expenses that are deducted from underlying mutual fund assets, including                 0.56%                  1.52%
management fees, distribution (12b-1) fees, and other expenses)

--------------------------------------------------------------------------------- ---------------------- ----------------------


The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o American Century Variable Portfolios, Inc. - American Century VP International
Fund: Class III
o Fidelity VIP Overseas Portfolio: Service Class R
o GVIT Gartmore GVIT Emerging Markets Fund: Class III
o GVIT Gartmore GVIT Global Technology and Communications Fund: Class III
o GVIT Gartmore GVIT International Growth Fund: Class III
o GVIT Gartmore GVIT Worldwide Leaders Fund: Class III
o GVIT Turner GVIT Growth Focus Fund: Class III
o Janus Aspen Series - Global Technology Portfolio: Service II Shares
o Janus Aspen Series - International Growth Portfolio: Service II Shares















----------------------------
1 The optional benefit may not be available in every state. The optional benefit must be elected at the time of application and once elected, the optional benefit may not be removed from the contract.

EXAMPLE

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes:

o a $10,000 investment in the contract for the time periods indicated;
o a 5% return each year;
o the maximum and the minimum fees and expenses of any of the underlying mutual funds;
o the CDSC schedule;
o a $30 Contract Maintenance Charge expressed as a percentage of the average account size; and
o the total variable account charges including the optional benefit (1.80%).

For those contracts that do not elect the optional benefit, the expenses would be lower.



------------------------------------------------------------------------------------------------------------------------------------
                                  If you surrender your contract          If you do not            If you annuitize your contract
                                   at the end of the applicable             surrender               at the end of the applicable
                                            time period                   your contract                      time period
------------------------------------------------------------------------------------------------------------------------------------
                                   1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.    1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.    1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
---------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual

Fund Operating Expenses (1.52%)    975    1,579   2,202   4,013      380   1,154   1,947   4,013       *    1,154   1,947   4,013

------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual

Fund Operating Expenses (0.56%)    874    1,282   1,715   3,087      279     857   1,460   3,087       *      857   1,460   3,087

------------------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner(s)" will mean "participant(s)," unless the plan otherwise permits or requires the contract owner to exercise contract rights under the authority of the plan terms.

The contracts can be categorized as:

o    Charitable Remainder Trusts;
o Individual Retirement Annuities ("IRAs"), with contributions rolled over or transferred from certain tax-qualified plans;
o    Investment-only Contracts (Qualified Plans);
o    Non-Qualified;
o    Roth IRAs; or
o Tax Sheltered Annuities, with contributions rolled over or transferred from other Tax Sheltered Annuity plans.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- -------------------- ----------------------
                                           MINIMUM SUBSEQUENT
     CONTRACT          MINIMUM INITIAL          PAYMENTS
       TYPE           PURCHASE PAYMENT
-------------------- -------------------- ----------------------
-------------------- -------------------- ----------------------
Charitable                 $5,000                $1,000
Remainder Trust
-------------------- -------------------- ----------------------
-------------------- -------------------- ----------------------
IRA                        $5,000                $1,000
-------------------- -------------------- ----------------------
-------------------- -------------------- ----------------------
Investment-only            $5,000                $1,000
-------------------- -------------------- ----------------------
-------------------- -------------------- ----------------------
Non-Qualified              $5,000                $1,000
-------------------- -------------------- ----------------------
-------------------- -------------------- ----------------------
Roth IRA                   $5,000                $1,000
-------------------- -------------------- ----------------------
-------------------- -------------------- ----------------------
Tax Sheltered              $5,000                $1,000
Annuity
-------------------- -------------------- ----------------------

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annual rate of 1.40% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and administrative risks.

A $30 Contract Maintenance Charge is assessed against each contract on the contract anniversary date and on the surrender date upon full surrender of the contract. This charge will be waived if the contract value is $50,000 or more on any contract anniversary (see "Contract Maintenance Charge").

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guarantee Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge. See "Beneficiary Protector Option."

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for Nationwide and the variable account are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding each class of accumulation unit values.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION


The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.


TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

CHARITABLE REMAINDER TRUSTS


Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:


1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

     a)   the contract value on the day before the withdrawal; and

     b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.


While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.


INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")


Individual Retirement Annuities are contracts that satisfy the provisions of
Section 408(b) of the Internal Revenue Code, including the following requirements:


o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS


Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:


o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-8 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on August 3, 1995, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of the underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1) shares of a current underlying mutual fund are no longer available for investment; or

2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are held in Nationwide's general account and thus are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT


The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion. Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying mutual funds in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the underlying mutual fund options.

o Dollar Cost Averaging - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.


The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law.


Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.

Charge Assessed for the Beneficiary Protector Option

All guaranteed interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with the optional benefit to receive the same guaranteed rate of interest as a contract without the optional benefit. However, for contract owners that elect the Beneficiary Protector Option, a charge for that option is assessed to assets in the fixed account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.


Although there is a fee assessed to the assets in the fixed account for the contract option listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.


CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.40% of the daily net assets of the variable account.

The Mortality Risk Charge (0.80%) compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

The Expense Risk Charge (0.60%) compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTRACT MAINTENANCE CHARGE

Nationwide deducts a Contract Maintenance Charge of $30 on each contract anniversary and upon full surrender of the contract. This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

If, on any contract anniversary (or on the date of a full surrender), the contract value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account, the fixed account and the Guaranteed Term Options based on the value in each option as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge. Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

----------------------------- ---------------------------
 NUMBER OF COMPLETED YEARS               CDSC
   FROM DATE OF PURCHASE              PERCENTAGE
          PAYMENT
----------------------------- ---------------------------
             0                            7%
----------------------------- ---------------------------
             1                            7%
----------------------------- ---------------------------
             2                            6%
----------------------------- ---------------------------
             3                            5%
----------------------------- ---------------------------
             4                            4%
----------------------------- ---------------------------
             5                            3%
----------------------------- ---------------------------
             6                            2%
----------------------------- ---------------------------
             7                            0%
----------------------------- ---------------------------

The CDSC is used to cover sales expenses, including commissions (maximum of 6.5% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawals may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

1)   15% of all purchase payments; or

2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

1) upon the annuitization of contracts which have been in force for at least two years;

2)   upon payment of a death benefit; or

3)   from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account or the variable account.

A contract held by a Charitable Remainder Trust (as defined by Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b) where:

a) is the amount which would otherwise be available for withdrawal without a CDSC; and

b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)   the time the contract is surrendered;

2)   annuitization; or

3)   such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.


For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.


If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

 When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    contract loans or surrenders, including CDSC- free withdrawals; or

o    transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

     a)   terminate the contract; or

     b) continue the contract in accordance with the "Required Distributions" section.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the contract value on the date the rider is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d = any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

b)   the benefit will terminate and will no longer be in effect; and

c)   the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

If a contract owner who is NOT the annuitant dies before the annuitization date, the joint owner becomes the contract owner.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o    joint owners can only be named for Non-Qualified Contracts;

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently of either joint owner; and

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. The beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary(ies) or contingent beneficiary(ies) during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- -------------------- ----------------------
                                           MINIMUM SUBSEQUENT
     CONTRACT          MINIMUM INITIAL          PAYMENTS
       TYPE           PURCHASE PAYMENT
-------------------- -------------------- ----------------------
Charitable                 $5,000                $1,000
Remainder Trust
-------------------- -------------------- ----------------------
IRA                        $5,000                $1,000
-------------------- -------------------- ----------------------
Investment-only            $5,000                $1,000
-------------------- -------------------- ----------------------
Non-Qualified              $5,000                $1,000
-------------------- -------------------- ----------------------
Roth IRA                   $5,000                $1,000
-------------------- -------------------- ----------------------
Tax Sheltered              $5,000                $1,000
Annuity
-------------------- -------------------- ----------------------

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under Nationwide contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o  New Year's Day                       o Independence Day
o  Martin Luther King, Jr.Day           o Labor Day
o  Presidents' Day                      o Thanksgiving
o  Good Friday                          o Christmas
o  Memorial Day

Nationwide also will not price purchase payments if:

1)   trading on the New York Stock Exchange is restricted;

2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.


Contract owners can change allocations or make exchanges among the sub-accounts, the fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

1)   the value of amounts allocated to the sub-accounts of the variable account;

2)   amounts allocated to the fixed account; and

3)   amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)   is the sum of:

     1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

c) is a factor representing the daily variable account charges. The factor is equal to an annualized rate of 1.40% (1.80% if the Beneficiary Protector Option is elected) of the daily net assets of the variable account.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn;

2)   adding any interest earned on the amounts allocated; and

3)   subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)   subtracting charges deducted in accordance with the contract.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option


Contract owners may request to have fixed account allocations transferred to the variable account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however, Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.


Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account


Contract owners may request to have variable account allocations transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. The transfer limit will not be less than 10% of the combined value of the variable account and the amounts allocated to the Guaranteed Term Options for any 12 month period. Nationwide also reserves the right to refuse transfers to the fixed account when the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.


Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts


Contract owners may request to have allocations transferred among the sub-accounts once per valuation period.


 Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions received are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC from either:

1)   the amount requested; or

2) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds;

o    amounts allocated to the fixed account and any interest credited; and

o any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participants retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as a lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless on the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B)   The surrender limitations described in Section A also apply to:

     1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.


MINIMUM AND MAXIMUM LOAN AMOUNTS


Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------- ------------ --------------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
---------------- ------------ --------------------------------
---------------- ------------ --------------------------------
NON-ERISA PLANS  up to        up to 80% of contract value
                 $20,000      (not more than $10,000)
---------------- ------------ --------------------------------
---------------- ------------ --------------------------------
                 $20,000      up to 50% of contract value
                 and over     (not more than $50,000*)
---------------- ------------ --------------------------------
---------------- ------------ --------------------------------

---------------- ------------ --------------------------------
---------------- ------------ --------------------------------
ERISA PLANS      All          up to 50% of contract value
                              (not more than $50,000*)
---------------- ------------ --------------------------------

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

LOAN PROCESSING FEE

Nationwide charges a $25 loan processing fee at the time each new loan is processed. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST


The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.


Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the GVIT Gartmore GVIT Money Market Fund: Class I unless the contract owner directs otherwise.


DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract is surrendered;

o the contract owner/annuitant dies; o the contract owner who is not the annuitant dies prior to annuitization; or

o    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.


GRACE PERIOD AND LOAN DEFAULT


If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and/or the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.


Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP High Income Portfolio, GVIT Gartmore GVIT Government Bond Fund: Class I, GVIT Federated GVIT High Income Bond Fund:
Class I, and GVIT Gartmore GVIT Money

Market Fund: Class I to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.


Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire as to whether any Enhanced Rate Dollar Cost Averaging programs are available.

Enhanced Rate Dollar Cost Averaging


Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs into which contract owners may allocate all or a portion of their fixed account assets. Only new purchase payments to the contract are eligible to participate in this program and the contract value must be $10,000 or more at the time the program is elected. Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets allocated to the program than would be earned on assets in the fixed account. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect and applies only to the assets within that program. Nationwide will process transfers until either amounts in the Enhanced Rate Dollar Cost Averaging program are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For these programs only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the program to the GVIT Gartmore GVIT Money Market Fund:
Class I.


Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

1) 15% of all purchase payments made to the contract as of the withdrawal date;

2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

  ------------------------------ ----------------------------
        CONTRACT OWNER'S                PERCENTAGE OF
               AGE                     CONTRACT VALUE
  ------------------------------ ----------------------------
          Under age 59 1/2                   5%
  ------------------------------ ----------------------------
     Age 59 1/2through age 61                7%
  ------------------------------ ----------------------------
      Age 62 through age 64                  8%
  ------------------------------ ----------------------------
      Age 65 through age 74                  10%
  ------------------------------ ----------------------------
         Age 75 and over                     13%
  ------------------------------ ----------------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 15% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

1)   an annuity payment option; and

2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

1)   in a lump sum;

2)   as an annuity; or

3)   in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

The death benefit value is determined as of the date the home office receives:

1)   proper proof of the annuitant's death;

2)   an election specifying the distribution method; and

3)   any state required form(s).

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If a contract owner who is also the annuitant dies, and the beneficiary is the contract owner/annuitant's spouse who is:

a)   eligible to continue the contract; and

b)   entitled to a death benefit;

then the spousal-beneficiary shall have the option of continuing the contract with the contract value adjusted to include the difference between the death benefit (if greater than the contract value) and the contract value at the time of the contract owner/annuitant's death.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.


Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.


Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

a) the death of the annuitant will be treated as the death of a contract owner;

b)   any change of annuitant will be treated as the death of a contract owner;
     and

c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES, AND ROTH IRAS

Distributions from a Tax Sheltered Annuity or Individual Retirement Annuity must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity or Individual Retirement Annuity, will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or Individual Retirement Annuity) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or Individual Retirement Annuity must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.


For Individual Retirement Annuities, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities.


Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

o    Individual Retirement Annuities;

o    Roth IRAs;

o    Tax Sheltered Annuities; and

o    Non-Qualified Contracts.

Individual Retirement Annuities

Distributions from Individual Retirement Annuities are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural person" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.


The non-natural person rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.


The non-natural person rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans; or

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.


Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.


FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered

     Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates, which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. On April 16, 2002, Nationwide filed a motion for summary judgment on the individual claims of plaintiff Mercedes Castillo. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs, so the action is now proceeding with Mercedes Castillo as the only named plaintiff. On November 4, 2002, the Court issued a decision granting Nationwide's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification is moot. Judgment for Nationwide was entered on November 15, 2002. On December 16, 2002, plaintiff Mercedes Castillo filed a notice of appeal from the Court's orders (a) granting Nationwide's motion for summary judgment; and (b) denying Castillo's motion for leave to amend the complaint to add three new named plaintiffs. Nationwide's responsive brief is due by April 23, 2003 and plaintiff's reply brief is due by May 12, 2003. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 6, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of retirement plans that purchased variable annuities from Nationwide to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide that allowed plan participants to invest in funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid higher fees to Nationwide. The amended complaint seeks disgorgement of the fees allegedly received by Nationwide and other unspecified compensatory damages, declaratory and injunctive relief and attorney's fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Nationwide is opposing that motion. Nationwide's Motion to Dismiss was denied on September 11, 2002. On January 14, 2003, plaintiffs filed a motion to file a second amended complaint and the motion was granted on February 21, 2003. The second amended complaint removes the claims asserted against Nationwide concerning a violation of ERISA through the replacement of many of the funds originally included in the plaintiffs' annuities with "inferior" funds that purportedly paid higher fees to Nationwide. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.


The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING


A "yield" and "effective yield" may be advertised for the GVIT - Gartmore GVIT Money Market Fund: Class I. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the GVIT - Gartmore GVIT Money Market Fund: Class I's units. Yield is an annualized figure, which means that it is assumed that the GVIT - Gartmore GVIT Money Market Fund: Class I generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole.

Market Indexes

The sub-accounts will be compared to certain market indexes. Indexes are provided for comparison purposes only and are not intended to reflect the performance of the sub-accounts. Individuals cannot invest directly in an index.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by financial news magazines and other services and web-sites.

These rating services, publications and web-sites rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

All performance returns are calculated using underlying mutual fund expenses for the period ended December 31, 2002. However, Nationwide generally will provide performance information more frequently. Information related to performance of the sub-accounts is based upon historical earnings and is not intended to predict or project future results.

Standardized Performance

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Assumptions used in calculating standardized returns will include a $1,000 hypothetical initial investment, time periods of one, five and ten years or the time period the fund has been available as an investment option in the variable account, variable account charges of 1.80% (the variable account charges if the optional benefit is chosen), a Contract Maintenance Charge of $30, and a 7 year CDSC schedule. If a fund has been an option in the variable account for less than one year, the returns are not annualized.

Non-Standardized Performance

Nationwide will advertise historical, hypothetical performance of the sub-accounts. Assumptions used in calculating non-standardized performance are similar to that of the standardized returns except the initial investment will be $25,000, the periods shown may reflect time prior to the fund being available as an option in the variable account, charges will include CDSC but may also be advertised without CDSC and variable account charges will be 1.40%. Non-standardized performance advertising will be accompanied by standardized performance information. If a fund has been in existence for less than a year, the returns will not be annualized.

                         SUB-ACCOUNT PERFORMANCE SUMMARY



STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     10 Years
                                                                                                   or Date Fund
                                                                                                   Available in      Date Fund
                                                                     1 Year                        the Variable     Available in
                                                                   to 12/31/02       5 Years          Account       the Variable
                       Sub-Account Option                                          to 12/31/02      to 12/31/02       Account
-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century        -28.11%              N/A         -15.48%         10/01/99
VP Income & Growth Fund: Class I
-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century        -29.02%              N/A         -17.78%         10/01/99
VP International Fund: Class I
-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios Inc. - American Century VP          N/A              N/A         -27.18%         05/01/02
International Fund: Class III
-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios Inc. - American Century VP          N/A              N/A         -27.89%         05/01/02
Ultra Fund: Class I
-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century        -21.94%              N/A          -2.47%         10/01/99
VP Value Fund: Class I
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                      -31.51%              N/A         -11.86%         10/01/99
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - Small Cap Stock Index                    N/A              N/A         -31.22%         05/01/02
Portfolio: Service Shares
-----------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.: Initial          -36.85%              N/A         -22.16%         10/01/99
Shares
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation Portfolio:           -25.68%              N/A         -12.58%         10/01/99
Initial Shares
-----------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond Fund II:          -1.61%              N/A           1.78%         10/01/99
Primary Shares
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service Class                 -25.94%              N/A         -10.57%         10/01/99
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class                        -38.00%              N/A         -20.44%         10/01/99
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP  High Income Portfolio:  Service Class                   -7.11%              N/A         -16.54%         10/01/99
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class                      -28.99%              N/A         -20.51%         10/01/99
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Service Class R                         N/A              N/A         -30.10%         05/01/02
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio:  Service Class                -19.02%              N/A         -10.94%         10/01/99
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:  Service Class      -30.43%              N/A         -22.50%         10/01/99
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value Strategies Portfolio: Service Class               N/A              N/A         -32.75%         05/01/02
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Comstock GVIT Value Fund: Class I                               -33.38%              N/A         -18.60%         10/01/99
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                        -24.39%              N/A          -2.82%         10/01/99
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Federated GVIT High Income Bond Fund: Class I                    -7.47%              N/A          -6.62%         10/01/99
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund: Class I                    -24.32%              N/A         -23.20%         10/02/00
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund: Class III                      N/A              N/A         -32.17%         05/01/02
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and Communications Fund:        -49.49%              N/A         -62.61%         10/02/00
Class I
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology Communications Fund: Class          N/A              N/A         -35.69%         05/01/02
III
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government Bond Fund: Class I                       0.04%            1.84%           2.09%         01/02/96
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Growth Fund: Class I                              -36.65%              N/A         -33.17%         10/01/99
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth Fund: Class I                -32.43%              N/A         -34.84%         10/02/00
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth Fund: Class III                  N/A              N/A         -29.75%         05/01/02
------------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Conservative Fund               N/A              N/A          -9.84%         01/25/02
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately                      N/A              N/A         -13.57%         01/25/02
Conservative Fund
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderate Fund                   N/A              N/A         -18.16%         01/25/02

-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     10 Years
                                                                                                   or Date Fund
                                                                                                   Available in      Date Fund
                                                                                                   the Variable     Available in
                                                                     1 Year          5 Years          Account       the Variable
                       Sub-Account Option                          to 12/31/02     to 12/31/02      to 12/31/02       Account
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately Aggressive           N/A              N/A         -22.30%         01/25/02
Fund
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Aggressive Fund                 N/A              N/A         -25.56%         01/25/02
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Mid Cap Growth Fund: Class I                      -44.22%              N/A         -24.95%         10/01/99
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money Market Fund: Class I                         -9.31%           -1.34%          -1.05%         12/29/95
------------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide Fund: Class I                          -26.26%              N/A         -14.64%         10/01/99
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                   -33.60%              N/A         -21.45%         10/01/99
-----------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Growth Fund: Class I                             -40.82%              N/A         -12.31%         10/01/99
-----------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value Fund: Class I                              -35.22%              N/A          -2.06%         10/01/99
-----------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company Fund: Class I                                -26.24%           -1.06%           4.19%         01/02/96
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Nationwide GVIT Strategic Value Fund: Class I                   -33.58%              N/A         -12.08%         10/01/99
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class I                          -49.56%              N/A         -59.38%         10/02/00
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class III                            N/A              N/A         -32.34%         05/01/02
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation Portfolio: Service         -24.96%              N/A         -28.07%         06/08/00
Shares
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio: Service Shares     -47.80%              N/A         -50.01%         06/08/00
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio: Service II             N/A              N/A         -36.00%         05/01/02
Shares
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio: Service         -33.94%              N/A         -33.46%         06/08/00
Shares
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio: Service II          N/A              N/A         -30.00%         05/01/02
Shares
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                              -34.57%              N/A         -11.47%         10/01/99
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio: Class I               -37.21%              N/A         -15.77%         10/01/99
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                              -32.46%              N/A         -13.17%         10/01/99
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Aggressive          -35.80%              N/A         -19.52%         10/01/99
Growth Fund/VA: Initial Class
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Capital             -34.95%              N/A         -12.55%         10/01/99
Appreciation Fund/VA: Initial Class
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Main Street         -27.58%              N/A         -15.72%         10/01/99
Fund/VA: Initial Class
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds, Inc. - All Cap Fund          -33.30%              N/A          -6.51%         11/01/99
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds, Inc. - High Yield Bond        -3.57%              N/A          -2.12%         11/01/99
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds, Inc. - Investors Fund        -31.46%              N/A         -10.15%         11/01/99
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds, Inc. - Total Return Fund     -16.69%              N/A          -7.22%         11/01/99
-----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging Markets Debt       -1.69%              N/A           7.35%         10/01/99
Portfolio: Class I
-----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - U.S. Real Estate           -11.13%              N/A          -2.33%         09/21/00
Portfolio: Class I
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets       -13.07%              N/A         -11.54%         10/01/99
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund       -13.00%              N/A          -6.87%         10/01/99

-----------------------------------------------------------------------------------------------------------------------------------

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN WITH CDSC

-----------------------------------------------------------------------------------------------------------------------------------
                                                                     1 Year                          10 Years
                                                                   to 12/31/02       5 Years        to 12/31/02      Date Fund
                       Sub-Account Option                                          to 12/31/02    or Life of Fund    Effective
-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century        -25.13%           -2.39%          -0.79%         10/30/97
VP Income & Growth Fund: Class I
-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century        -26.05%           -3.90%           1.74%         05/02/94
VP International Fund: Class I
-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios Inc. - American Century VP      -26.05%           -3.90%           1.74%         05/02/94
International Fund: Class III
-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios Inc. - American Century VP      -28.19%              N/A         -20.83%         05/01/01
Ultra Fund: Class I
-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century        -18.94%            1.70%           6.63%         05/01/96
VP Value Fund: Class I
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                      -25.84%           -2.04%          -1.15%         10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - Small Cap Stock Index                    N/A              N/A         -28.35%         05/01/02
Portfolio: Service Shares
-----------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.: Initial          -33.91%           -5.87%           5.50%         10/06/93
Shares
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation Portfolio:           -22.69%           -0.48%           8.58%         04/05/93
Initial Shares
-----------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond Fund II:           1.71%              N/A           4.23%         04/22/99
Primary Shares
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio: Service Class,                 -22.95%           -1.96%           8.12%         10/09/86
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio: Service Class                         -35.06%           -2.61%           6.79%         10/09/86
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP  High Income Portfolio: Service Class                    -3.90%           -8.15%           1.89%         09/19/85
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Service Class                       -26.02%           -6.11%           3.10%         01/28/87
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Service Class R                     -25.96%           -6.08%           3.13%         01/28/87
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio: Service Class                 -16.01%            1.44%          10.58%         01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio: Service Class       -27.46%           -8.42%           3.33%         01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value Strategies Portfolio: Service Class               N/A              N/A         -26.48%         02/20/02
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Comstock GVIT Value Fund: Class I                               -30.42%           -6.38%          -5.79%         10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                        -21.40%            3.06%           2.96%         10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Federated GVIT High Income Bond Fund: Class I                    -4.29%           -0.73%          -0.16%         10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund: Class I                    -21.33%              N/A         -22.27%         08/30/00
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund: Class III                  -21.28%              N/A         -22.26%         08/30/00
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and Communications Fund:        -46.60%              N/A         -44.46%         06/30/00
Class I
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology Communications Fund: Class      -46.15%              N/A         -44.30%         06/30/00
III
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government Bond Fund: Class I                       3.36%            5.17%           5.76%         11/08/82
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Growth Fund: Class I                              -33.70%          -14.43%           0.47%         04/15/92
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth Fund: Class I                -29.47%              N/A         -30.26%         08/30/00
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth Fund: Class III              -29.32%              N/A         -30.21%         08/30/00
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Conservative Fund            -6.99%              N/A          -6.54%         12/12/01
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately                  -11.17%              N/A         -10.28%         12/12/01
Conservative Fund
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderate Fund               -16.16%              N/A         -14.94%         12/12/01
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately Agressive        -20.74%              N/A         -19.15%         12/12/01
Fund
------------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Aggressive Fund             -24.33%              N/A         -22.50%         12/12/01
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Mid Cap Growth Fund: Class I                      -41.31%           -6.73%          -6.05%         10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money Market Fund: Class I                         -6.25%            1.99%           2.80%         11/10/81
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide Fund: Class I                          -23.28%           -4.19%           5.89%         11/08/82

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     10 Years
                                                                     1 Year          5 Years        to 12/31/02      Date Fund
                       Sub-Account Option                          to 12/31/02     to 12/31/02    or Life of Fund    Effective
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                   -30.65%           -6.94%          -6.44%         10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Growth Fund: Class I                             -37.89%              N/A          -2.06%         05/03/99
-----------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value Fund: Class I                              -32.27%            3.01%           2.65%         10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company Fund: Class I                                -23.25%            1.91%           8.60%         10/23/95
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Nationwide GVIT Strategic Value Fund: Class I                   -30.62%           -7.48%          -6.89%         10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class I                          -46.67%              N/A         -47.96%         06/30/00
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class III                        -46.18%              N/A         -47.80%         06/30/00
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation Portfolio: Service         -21.97%            4.83%           8.71%         05/01/97
Shares
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio: Service Shares     -44.90%              N/A         -39.57%         01/18/00
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio: Service II         -44.90%              N/A            N/A*         01/18/00
Shares
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio: Service         -30.98%           -2.10%           6.59%         05/02/94
Shares
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio: Services        -30.76%           -2.14%           6.57%         05/02/94
II Shares
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                              -31.62%           -0.11%           1.01%         11/03/97
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio: Class I               -34.27%           -1.08%           2.22%         11/03/97
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                              -29.50%           -5.73%           5.90%         03/22/94
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Aggressive          -32.85%           -4.01%           5.09%         08/15/86
Growth Fund/VA: Initial Class
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Capital             -31.99%            0.11%           8.55%         04/03/85
Appreciation Fund/VA: Initial Class
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Main Street         -24.60%           -5.34%           7.09%         07/05/95
Fund/VA: Initial Class
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds, Inc. - All Cap Fund          -30.34%              N/A           3.40%         02/17/98
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds, Inc. - High Yield Bond        -0.26%              N/A           1.57%         05/01/98
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds, Inc. - Investors Fund        -28.50%              N/A          -1.25%         02/17/98
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds, Inc. - Total Return Fund     -13.66%              N/A          -0.97%         02/17/98
-----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging Markets Debt        1.62%            2.21%           2.11%         06/16/97
Portfolio: Class I
-----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - U.S. Real Estate            -8.09%            2.15%           4.75%         03/03/97
Portfolio: Class I
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets       -10.03%           -8.11%          -4.44%         12/21/95
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund        -9.96%           -6.23%           3.50%         09/01/89

-----------------------------------------------------------------------------------------------------------------------------------

*Historical performance information is not available.


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN WITHOUT CDSC

----------------------------------------------------------------------------------------------------------------------------------
                                                                     1 Year                          10 Years
                                                                   to 12/31/02       5 Years        to 12/31/02      Date Fund
                       Sub-Account Option                                          to 12/31/02    or Life of Fund    Effective
-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century        -20.62%           -1.72%          -0.27%         10/30/97
VP Income & Growth Fund: Class I
-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century        -21.61%           -3.26%           1.75%         05/02/94
VP International Fund: Class I
-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios Inc. - American Century VP      -21.61%           -3.26%           1.75%         05/02/94
International Fund: Class III
-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios Inc. - American Century VP      -23.92%              N/A         -17.99%         05/01/01
Ultra Fund: Class I
-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century        -13.96%            2.33%           6.82%         05/01/96
VP Value Fund: Class I

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     10 Years
                                                                     1 Year          5 Years        to 12/31/02      Date Fund
                       Sub-Account Option                          to 12/31/02     to 12/31/02    or Life of Fund    Effective
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                      -24.29%           -1.36%          -0.63%         10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - Small Cap Stock Index                    N/A              N/A         -23.97%         05/01/02
Portfolio: Service Shares
-----------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.: Initial          -30.06%           -5.25%           5.51%         10/06/93
Shares
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation Portfolio:           -18.00%            0.20%           8.59%         04/05/93
Initial Shares
-----------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond Fund II:           7.66%              N/A           5.27%         04/22/99
Primary Shares
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service Class,                -18.28%           -1.29%           8.12%         10/09/86
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class                        -31.30%           -1.94%           6.79%         10/09/86
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:  Service Class                     2.05%           -7.56%           1.89%         09/19/85
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class                      -21.58%           -5.49%           3.10%         01/28/87
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Service Class R                     -21.52%           -5.47%           3.13%         01/28/87
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio:  Service Class                -10.81%            2.07%          10.58%         01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:  Service Class      -23.13%           -7.84%           3.34%         01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value Strategies Portfolio: Service Class               N/A              N/A         -21.95%         02/20/02
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Comstock GVIT Value Fund: Class I                               -26.31%           -5.77%          -5.31%         10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                        -16.61%            3.66%           3.41%         10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Federated GVIT High Income Bond Fund: Class I                     1.66%           -0.04%           0.35%         10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund: Class I                    -16.54%              N/A         -20.67%         08/30/00
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund: Class III                  -16.49%              N/A         -20.66%         08/30/00
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and Communications Fund:        -43.70%              N/A         -43.86%         06/30/00
Class I
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology Communications Fund: Class      -43.22%              N/A         -43.69%         06/30/00
III
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government Bond Fund: Class I                       9.31%            5.72%           5.76%         11/08/82
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Growth Fund: Class I                              -29.84%          -13.95%           0.47%         04/15/92
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth Fund: Class I                -25.29%              N/A         -28.95%         08/30/00
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth Fund: Class III              -25.13%              N/A         -28.90%         08/30/00
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Conservative Fund            -1.12%              N/A          -0.82%         12/12/01
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately                   -5.61%              N/A          -4.83%         12/12/01
Conservative Fund
------------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderate Fund               -10.98%              N/A          -9.82%         12/12/01
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately Aggressive       -15.90%              N/A         -14.34%         12/12/01
Fund
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Aggressive Fund             -19.76%              N/A         -17.93%         12/12/01
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Mid Cap Growth Fund: Class I                      -38.02%           -6.12%          -5.58%         10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money Market Fund: Class I                         -0.33%            2.62%           2.80%         11/10/81
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide Fund: Class I                          -18.63%           -3.55%           5.89%         11/08/82
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                   -26.56%           -6.34%          -5.98%         10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Growth Fund: Class I                             -34.34%              N/A          -0.87%         05/03/99
-----------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value Fund: Class I                              -28.30%            3.61%           3.11%         10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company Fund: Class I                                -18.61%            2.53%           8.61%         10/23/95
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Nationwide GVIT Strategic Value Fund: Class I                   -26.53%           -6.89%          -6.43%         10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class I                          -43.78%              N/A         -47.53%         06/30/00
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class III                        -43.26%              N/A         -47.36%         06/30/00
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation Portfolio: Service         -17.23%            5.39%           9.03%         05/01/97
Shares

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     10 Years
                                                                     1 Year          5 Years        to 12/31/02      Date Fund
                       Sub-Account Option                          to 12/31/02     to 12/31/02    or Life of Fund    Effective
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio: Service Shares     -41.88%              N/A         -38.97%         01/18/00
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio: Service II         -41.88%              N/A            N/A*         01/18/00
Shares
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio: Service         -26.92%           -1.43%           6.60%         05/02/94
Shares
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio: Services        -26.68%           -1.47%           6.58%         05/02/94
II Shares
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                              -27.60%            0.56%           1.50%         11/03/97
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio: Class I               -30.45%           -0.40%           2.69%         11/03/97
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                              -25.33%           -5.11%           5.91%         03/22/94
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Aggressive          -28.92%           -3.36%           5.09%         08/15/86
Growth Fund/VA: Initial Class
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Capital             -28.00%            0.78%           8.55%         04/03/85
Appreciation Fund/VA: Initial Class
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Main Street         -20.06%           -4.71%           7.11%         07/05/95
Fund/VA: Initial Class
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds, Inc. - All Cap Fund          -26.23%              N/A           4.02%         02/17/98
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds, Inc. - High Yield Bond         5.69%              N/A           2.28%         05/01/98
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds, Inc. - Investors Fund        -24.25%              N/A          -0.51%         02/17/98
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds, Inc. - Total Return Fund      -8.29%              N/A          -0.24%         02/17/98
-----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging Markets Debt        7.57%            2.82%           2.55%         06/16/97
Portfolio: Class I
-----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - U.S. Real Estate            -2.30%            2.76%           5.12%         03/03/97
Portfolio: Class I
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets        -4.38%           -7.53%          -4.41%         12/21/95
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund        -4.31%           -5.62%           3.50%         09/01/89

-----------------------------------------------------------------------------------------------------------------------------------

*Historical performance information is not available.

The GVIT Gartmore GVIT Worldwide Leaders Fund: Class III was added to the variable account May 1, 2003. Therefore, no sub-account performance is available.


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                           PAGE
General Information and History...............................................1
Services......................................................................1
Purchase of Securities Being Offered..........................................2
Underwriters..................................................................2
Calculations of Performance...................................................2
Annuity Payments..............................................................3
Financial Statements..........................................................4

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Total Underlying Mutual Fund Annual Operating Expenses are expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.70%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I
This underlying mutual fund is not available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.30%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.32%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.95%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
This underlying mutual fund is not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.35%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.00%. The investment adviser may discontinue the reimbursements and waivers at any time.

DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P Small Cap 600 Index.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.60%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.78%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.23%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
0.70%. The investment adviser may discontinue the reimbursements and waivers at any time.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.67%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.77%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.01%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.78%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS
This underlying mutual fund is not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.52%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.10%. The investment adviser may discontinue the reimbursements and waivers at any time.

GARTMORE VARIABLE INSURANCE TRUST - COMSTOCK GVIT VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.11%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.75%
Annual Operating Expenses:

------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Counseling
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.98%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS I
This underlying mutual fund is not available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.41%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The underlying mutual fund operates under an expense cap of 1.41%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.46%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *The underlying mutual fund operates under an expense cap of 1.46%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I
This underlying mutual fund is not available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
----------------------------------------------- ------------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.39%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.38%. The reimbursements and waivers are guaranteed to remain in effect until
July 1, 2003.


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.41%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.40%. The reimbursements and waivers are guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.73%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.85%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I
This underlying mutual fund is not available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.33%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.30%. The reimbursements and waivers are guaranteed to remain in effect until
July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.43%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.40%. The reimbursements and waivers are guaranteed to remain in effect until July 1, 2003.


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc.
--------------------------- --------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking income and,
Destinations Conservative                                       secondarily, long term growth of capital.  The Fund invests in a
Fund                                                            target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking income and,
Destinations Moderately                                         secondarily, growth of capital.  The Fund invests in a target
Conservative Fund                                               allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S.
                                                                stocks, 10% international stocks, 35% bonds, and 25% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking growth of capital
Destinations Moderate Fund                                      and income.  The Fund invests in a target allocation mix of 30%
                                                                large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return primarily by seeking growth of
Destinations Moderately                                         capital, but also income.  The Fund invests in a target allocation
Aggressive Fund                                                 mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5%
                                                                short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return primarily by seeking growth of
Destinations Aggressive                                         capital.  The Fund invests in a target allocation mix of 40% large
Fund                                                            cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
*The underlying mutual funds operate under an expense cap of 0.56%. The expense cap is guaranteed to remain in effect until May 1, 2003. The Investor
Destination Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expense of the Investor
Destination Funds, a contract owner will be indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.16%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.62%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.84%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.32%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.32%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *Underlying mutual fund annual expenses are estimated.

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.35%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.11%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.18%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - NATIONWIDE GVIT STRATEGIC VALUE FUND: CLASS I
This underlying mutual fund is not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.16%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.00%. The investment adviser may discontinue the reimbursements and waivers at any time.

GARTMORE VARIABLE INSURANCE TRUST - TURNER GVIT GROWTH FOCUS FUND: CLASS I
This underlying mutual fund is not available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Turner Investment Partners, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.05%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The underlying mutual fund operates under an expense cap of 1.05%. The expense cap is guaranteed to remain in effect until July 1, 2003.


GARTMORE VARIABLE INSURANCE TRUST - TURNER GVIT GROWTH FOCUS FUND: CLASS III
This underlying mutual fund is available only to contracts issued prior to January 25, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Turner Investment Partners, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.07%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *The underlying mutual fund operates under an expense cap of 1.07%. The expense cap is guaranteed to remain in effect until July 1, 2003.

JANUS ASPEN SERIES - CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.92%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
This underlying mutual fund is not available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.97%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.04%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
This underlying mutual fund is not available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.99%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.01%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GUARDIAN PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.98%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.95%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT PARTNERS PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.91%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.68%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.66%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.69%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. - ALL CAP FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Salomon Brothers Asset Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.97%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. - HIGH YIELD BOND FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Salomon Brothers Asset Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.52%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.00%. The investment adviser may discontinue the reimbursements and waivers at any time.


SALOMON BROTHERS VARIABLE SERIES FUNDS INC. - INVESTORS FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Salomon Brothers Asset Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.81%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. - TOTAL RETURN FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Salomon Brothers Asset Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average income; growth of capital and income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.01%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.00%. The investment adviser may discontinue the reimbursements and waivers at any time.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.22%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.12%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.10%. The investment adviser may discontinue the reimbursements and waivers at any time.

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND
This underlying mutual fund is not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.36%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, excluding interest expense, total underlying mutual fund annual operating expenses are 1.30%. The investment adviser may discontinue the reimbursements and waivers at any time.

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND

This underlying mutual fund is not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.23%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, excluding interest expense, total underlying mutual fund annual operating expenses are 1.20%. The investment adviser may discontinue the reimbursements and waivers at any time.


APPENDIX B: CONDENSED FINANCIAL INFORMATION
Accumulation unit values for accumulation units outstanding throughout the period.
                           NO OPTIONAL BENEFIT ELECTED

 (VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century          9.031047            7.179590                -20.50%              93,502         2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          9.994986            9.031047                 -9.64%             260,646         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          11.339911           9.994986                -11.86%             204,713         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           11.339911                13.40%              15,981         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century          8.382669            6.581398                -21.49%             250,005         2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          12.004879           8.382669                 30.17%             872,496         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          14.673401           12.004879               -17.98%             908,393         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           14.673401                46.37%              19,358         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century          10.000000           8.038975                -19.61%              18,608         2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century          10.000000           7.962903                -20.37%                  76         2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century          12.762833           10.995838               -13.84%             201,044         2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          11.473893           12.762833                11.23%             309,365         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          9.849004            11.473893                16.50%             126,122         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           9.849004                 -1.51%               3,378         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -     10.682924           8.100504                -24.17%              12,619         2002
Large Cap Value
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.734004           10.682924                -0.48%             20.,806         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          9.994949            10.734004                 7.39%              20,814         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           9.994949                 -0.05%               9,267         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment        10.000000           7.603070                -23.97%                 491         2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially      8.034090            5.628516                -29.94%             214,361         2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
                          10.525008           8.034090                -23.67%             762,557         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          11.997336           10.525008               -12.27%             725,271         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           11.997336                19.97%              62,468         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable          9.629488            7.907593                -17.88%             144,659         2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.769627           9.629488                -10.59%             453,061         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.993278           10.769627                -2.03%             381,878         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           10.993278                 9.93%              33,598         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance       11.557776           12.456595                 7.78%             175,535         2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
                          ------------------- ------------------- ------------------- ------------------- ------------
                          10.852961           11.557776                 6.49%             312,447         2001
                          ------------------- ------------------- ------------------- ------------------- ------------
                          9.964904            10.852961                 8.91%             163,979         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           9.964904                 -0.35%               4,028         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP              10.349678           8.470071                -18.16%             538,654         2002
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          11.060358           10.349678                -6.43%           1,138,436         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.356381           11.060358                 6.80%             835,981         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           10.356381                 3.56%              40,787         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth       8.719157            6.000703                -31.18%           1,016,765         2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.749298           8.719157                -18.89%           3,419,518         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          12.257729           10.749298               -12.31%           3,150,284         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           12.257729                22.58%             171,385         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High         6.873318            7.022305                  2.17%              78,388         2002
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          7.912811            6.873318                -13.14%              22,196         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.369409           7.912811                -23.69%             173,115         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           10.369409                 3.69%               9,299         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas     7.667226            6.021853                -21.46%              94,694         2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          9.878160            7.667226                -22.38%             426,464         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          12.390673           9.878160                -20.28%             459,387         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           12.390673                23.91%              19,209         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas     10.000000           7.724242                -22.76%               3,195         2002
Portfolio: Service
Class R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II           9.353696            8.353442                -10.69%             543,172         2002
Contrafund(R)Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.825529           9.353696                -13.60%           1,811,908         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          11.768698           10.825529                -8.01%           1,749,181         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           11.768698                17.69%             101,072         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth   7.314276            5.631197                -23.01%             101,877         2002
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          8.670739            7.314276                -15.64%             399,964         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.616993           8.670739                -18.33%             388,532         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           10.616993                 6.17%              24,641         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value    10.000000           7.438892                -25.61%               1,415         2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT        8.698632            6.420208                -26.19%              18,672         2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.043488           8.698632                -13.39%             110,992         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          11.395844           10.043488               -11.87%              97,093         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           11.395844                13.96%                 791         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid     12.926038           10.794460               -16.49%             151,785         2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          13.284119           12.926038                -2.70%             612,166         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          11.693496           13.284119                13.60%             456,756         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           11.693496                16.93%              20,437         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT       9.528493            9.698125                  1.78%              26,004         2002
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          9.273545            9.528493                  2.75%              59,096         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.253125           9.273545                 -9.55%              32,664         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           10.253125                 2.53%                  50         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT        8.116661            6.784099                -16.42%               1,554         2002
Emerging Markets Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          8.682706            8.116661                 -6.52%               1,027         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           8.682706                -13.17%                   0         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT        10.000000           7.500827                -24.99%                 501         2002
Emerging Markets Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT        3.386452            1.910471                -43.58%               2,064         2002
Global Technology and
Communications Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          5.997100            3.386452                -43.53%               3,729         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           5.997100                -40.03%                   0         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT        10.000000           7.121827                -28.78%                  12         2002
Global Technology and
Communications Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT        11.657054           12.756340                 9.43%             734,083         2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          11.023698           11.657054                 5.75%           1,116,500         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          11.419132           11.023698                10.97%             508,979         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          11.859668           11.419132                -3.71%                   0         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT        5.364127            3.769867                -29.72%              73,157         2002
Growth Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          7.570947            5.364127                -29.15%             295,386         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.450957           7.570947                -27.56%             273,531         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           10.450957                 4.51%              37,028         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT        6.484565            4.852467                -25.17%                 701         2002
International Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          9.218392            6.484565                -29.66%               1,444         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           9.218392                 -7.82%                   0         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT        10.000000           7.761892                -22.38%               1,011         2002
International Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT        10.000000           9.919273                 -0.81%              25,848         2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT        10.000000           9.516564                 -4.83%              59,750         2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT        10.000000           9.020903                 -9.79%              43,425         2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT        10.000000           8.574196                -14.26%              58,947         2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT        10.000000           8.222834                -17.77%               4,329         2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid    8.156718            5.065409                -37.90%              86,368         2002
Cap Growth Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          11.871593           8.156718                -31.29%             286,498         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          14.227539           11.871593               -16.56%             281,483         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           14.227539                42.28%              12,348         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT        10.776329           10.754184                -0.21%             809,165         2002
Money Market Fund:
Class I - Q/NQ*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.550029           10.776329                 2.15%           1,351,456         2001
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
                          11.542099           10.550029                 4.55%             531,050         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          11.164710           11.542099                 3.38%              50,504         1999
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
GVIT Gartmore GVIT        9.069269            7.390371                -18.51%             444,760         2002
Nationwide Fund: Class
I - Q
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.431879           9.069269                -13.06%           1,210,645         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.808344           10.431879                -3.48%             952,292         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           10.808344                 8.08%              48,025         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT        7.883471            5.799437                -26.44%              18,906         2002
Worldwide Leaders Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          9.848693            7.883471                -19.95%             109,497         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          11.391398           9.848693                -13.54%             106,910         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           11.391398                13.91%               1,738         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap       11.981329           7.880865                -34.22%              54,560         2002
Growth Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          13.629995           11.981329               -12.10%             164,347         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          16.489018           13.629995               -17.34%             152,072         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           16.489018                64.89%                 210         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap       15.410765           11.067332               -28.18%              92,559         2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          12.185229           15.410765                26.47%             194,217         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          11.112696           12.185229                 9.65%             134,671         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           11.112696                11.13%               6,505         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company   13.027737           10.619233               -18.49%              97,103         2002
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          14.163507           13.027737                -8.02%             325,476         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          19.907833           14.163507                 7.38%             299,060         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          14.019028           19.907833                42.01%                   0         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Nationwide GVIT      10.933371           8.046365                -26.41%               1,211         2002
Strategic Value Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          11.462858           10.933371                -4.62%              18,946         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.802650           11.462858                 6.11%              12,858         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           10.802650                 8.03%                 312         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
*The 7 day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of
December 31, 2002 was -0.46%.


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Turner GVIT Growth   3.800451            2.141179                -43.66%                   0         2002
Focus Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          6.322639            3.800451                -39.89%                 755         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           6.322639                -36.77%                   0         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Turner GVIT Growth   10.000000           7.482888                -25.17%                   0         2002
Focus Fund: Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -      6.404258            5.308709                -17.11%             190,689         2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          8.309868            6.404258                -22.93%             487,459         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           8.309868                -16.90%             386,899         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -      4.113987            2.395952                -41.76%             175,640         2002
Global Technology
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          6.657082            4.113987                -38.20%             401,951         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           6.657082                -33.43%             289,716         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -      10.000000           7.088099                -29.12%               4,904         2002
Global Technology
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -      6.044151            4.424386                -26.80%             167,578         2002
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          8.006468            6.044151                -24.51%             470,389         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           8.006468                -19.94%             327,658         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -      10.000000           7.735029                -22.65%               4,151         2002
International Growth
Portfolio: Service II
Shares Q/Q
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT      11.246113           8.155738                -27.48%              15,883         2002
Guardian Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          11.581399           11.246113                -2.90%              55,575         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          11.613561           11.581399                -0.28%              40,127         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           11.613561                16.14%               4,403         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT      10.058649           7.007798                -30.33%             140,897         2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                         13.539428           10.058649               -25.71%             376,746         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          14.837719           13.539428                -8.75%             343,557         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           14.837719                48.38%               3,465         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT      10.372420           7.757913                -25.21%              27,079         2002
Partners Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.826755           10.372420                -4.20%              57,674         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.903103           10.826755                -0.70%              42,613         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           10.903103                 9.03%                3130         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable      8.611534            6.131117                -28.80%             311,877         2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          12.708360           8.611534                -32.24%             916,594         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          14.519858           12.708360               -12.48%             875,332         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           14.519858                45.20%              13,379         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable      10.901827           7.861902                -27.88%             518,312         2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          12.648451           10.901827               -13.81%           1,221,516         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          12.856734           12.648451                -1.62%           1,007,367         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           12.856734                28.57%              50,682         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable      8.868722            7.100693                -19.94%             528,253         2002
Account Funds -
Oppenheimer Main Street
Fund/VA: Initial Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.012734           8.868722                -11.43%           1,395,341         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          11.130917           10.012734               -10.05%           1,083,351         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           11.130917                11.31%              54,195         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Salomon Brothers          12.998279           9.604723                -26.11%             483,313         2002
Variable Series Funds
Inc. - All Cap Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          12.937443           12.998279                 0.47%           1,191,038         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          11.096446           12.937443                16.59%             895,490         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           11.096446                10.96%              43,305         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Salomon Brothers          10.560020           11.173659                 5.81%              70,933         2002
Variable Series Funds
Inc. - High Yield Bond
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.187456           10.560020                 3.66%             166,475         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.333319           10.187456                -1.41%             125,878         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           10.333319                 3.33%               3,249         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Salomon Brothers          11.314555           8.584719                -24.13%             270,583         2002
Variable Series Funds
Inc. - Investors Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          11.972741           11.314555                -5.50%             583,402         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.536203           11.972741                13.63%             375,929         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           10.536203                 5.36%              15,554         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Salomon Brothers          10.334575           9.490036                 -8.17%             199,952         2002
Variable Series Funds
Inc. - Total Return
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.566609           10.334575                -2.20%             298,721         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          9.930789            10.566609                 6.40%             174,110         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           9.930789                 -0.69%               9,159         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal             13.498899           14.537361                 7.69%              19,164         2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          12.435607           13.498899                 8.55%              26,999         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          11.321990           12.435607                 9.84%              27,654         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           11.321990                13.22%                   0         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal             13.420828           13.128753                -2.18%              44,347         2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          12.392833           13.420828                 8.30%              41,796         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          11.926566           12.392833                 3.91%              12,215         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide         8.665393            8.296039                 -4.26%              29,794         2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          8.951361            8.665393                 -3.19%             141,871         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          15.615759           8.951361                -42.68%             149,767         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           15.615759                56.16%               5,099         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide         10.002743           9.583147                 -4.19%               3,058         2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          11.328950           10.002743               -11.71%              11,606         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.313058           11.328950                 9.85%               7,795         2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           10.313058                 3.13%               1,012         1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------




The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on June 9, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from June 9, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Aggressive Fund and GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International

Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The GVIT Gartmore GVIT Worldwide Leaders Fund: Class III was added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                            OPTIONAL BENEFIT ELECTED

 (VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE
  ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century          9.143128            7.239159                -20.82%                   0         2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           9.143128                 -8.57%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century          8.077259            6.315842                -21.81%                   0         2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           8.077259                -19.23%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century          10.000000           8.017119                -19.83%                   0         2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century          10.000000           7.941242                -20.59%                   0         2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century          10.714519           9.193603                -14.19%                 586         2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           10.714519                 7.15%                 367         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -     9.572781            7.229218                -24.48%                   0         2002
Large Cap Value
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           9.572781                 -4.27%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment        10.000000           7.582387                -24.18%                   0         2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially      8.297819            5.789644                -30.23%                   0         2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           8.297819                -17.02%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable          9.180055            7.507889                -18.22%               3,403         2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           9.180055                 -8.20%               3,347         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance       10.376556           11.138147                 7.34%               3,473         2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
                          ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           10.376556                 3.77%               3,219         2001
                          ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP              9.351153            7.621790                -18.49%               7,362         2002
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           9.351153                 -6.49%               6,109         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth       8.662895            5.937741                -31.46%               1,145         2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           8.662895                -13.37%                 413         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High         8.991279            9.148912                  1.75%                   0         2002
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           8.991279                -10.09%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas     8.003854            6.260692                -21.78%                   0         2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           8.003854                -19.96%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas     10.000000           7.703235                -22.97%                   0         2002
Portfolio: Service
Class R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II           9.436954            8.393570                -11.06%                   0         2002
Contrafund(R)Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           9.436954                 -5.63%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth   9.113151            6.987607                -23.32%                   0         2002
Opportunities
Portfolio: Service
Class - Q/NQ
                          10.000000           9.113151                 -8.87%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value    10.000000           7.418650                -25.81%                   0         2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT        9.045019            6.648734                -26.49%                   0         2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           9.045019                 -9.55%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid     9.777299            8.131783                -16.83%                 595         2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           9.777299                 -2.23%                 374         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT       9.880603            10.015702                 1.37%                   0         2002
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           9.880603                 -1.19%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT        9.007498            7.498101                -16.76%                   0         2002
Emerging Markets Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           9.007498                 -9.93%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT        10.000000           7.480416                -25.20%                   0         2002
Emerging Markets Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT        7.952212            4.467990                -43.81%                   0         2002
Global Technology and
Communications Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           7.952212                -20.48%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT        10.000000           7.102429                -28.98%                   0         2002
Global Technology and
Communications Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT        10.391755           11.325598                 8.99%               9,788         2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           10.391755                 3.92%               9,012         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT        8.501113            5.950233                -30.01%                   0         2002
Growth Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           8.501113                -14.99%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT        7.765578            5.787439                -25.47%                   0         2002
International Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           7.765578                -22.34%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT        10.000000           7.740771                -22.59%                   0         2002
International Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT        10.000000           9.881785                 -1.18%                   0         2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT        10.000000           9.480584                 -5.19%                   0         2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT        10.000000           8.986775                -10.13%                   0         2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT        10.000000           8.541750                -14.58%                   0         2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT        10.000000           8.191707                -18.08%                   0         2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid    7.820742            4.836994                -38.15%                   0         2002
Cap Growth Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           7.820742                -21.79%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT        10.066450           10.005010                -0.61%                   0         2002
Money Market Fund:
Class I - Q/NQ*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           10.066450                 0.66%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT        9.259660            7.514858                -18.84%               2,191         2002
Nationwide Fund: Class
I - Q
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           9.259660                 -7.40%                 747         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT        8.860486            6.491676                -26.73%                   0         2002
Worldwide Leaders Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           8.860486                -11.40%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

*The 7 day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.86%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap       9.639387            6.314638                -34.49%                   0         2002
Growth Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           9.639387                 -3.61%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap       9.679705            6.923267                -28.48%               1,704         2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           9.679705                 -3.20%                 765         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company   9.575938            7.773862                -18.82%                   0         2002
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           9.575938                 -4.24%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Nationwide GVIT      9.346740            6.850728                -26.70%                   0         2002
Strategic Value Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           9.346740                 -6.53%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Turner GVIT Growth   7.885747            4.424768                -43.89%                   0         2002
Focus Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           7.885747                -21.14%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Turner GVIT Growth   10.000000           7.462517                -25.37%                   0         2002
Focus Fund: Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -      8.304559            6.855957                -17.44%                 759         2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           8.304559                -16.95%                 465         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -      7.415247            4.301020                -42.00%                   0         2002
Global Technology
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           7.415247                -25.85%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -      10.000000           7.068798                -29.31%                   0         2002
Global Technology
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -      8.307366            6.056370                -27.10%                   0         2002
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           8.307366                -16.93%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -      10.000000           7.713978                -22.86%                   0         2002
International Growth
Portfolio: Service II
Shares Q/Q
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT      9.295020            6.713388                -27.77%                   0         2002
Guardian Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           9.295020                 -7.05%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT      8.520849            5.912277                -30.61%                   0         2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           8.520849                -14.79%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT      9.477381            7.059667                -25.51%                   0         2002
Partners Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           9.477381                 -5.23%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable      8.806446            6.244401                -29.09%                   0         2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           8.806446                -11.94%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable      8.666023            6.224132                -28.18%               3,701         2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           8.666023                -13.34%               3,638         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable      9.142540            7.290184                -20.26%               5,836         2002
Account Funds -
Oppenheimer Main Street
Fund/VA: Initial Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           9.142540                 -8.57%               5,491         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Salomon Brothers          9.412876            6.927112                -26.41%               1,986         2002
Variable Series Funds
Inc. - All Cap Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           9.412876                 -5.87%                 737         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Salomon Brothers          9.948080            10.483481                 5.38%                   0         2002
Variable Series Funds
Inc. - High Yield Bond
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           9.948080                 -0.52%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Salomon Brothers          9.126935            6.896748                -24.44%               3,472         2002
Variable Series Funds
Inc. - Investors Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           9.126935                 -8.73%               3,415         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Salomon Brothers          9.818657            8.979678                 -8.54%                 493         2002
Variable Series Funds
Inc. - Total Return
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           9.818657                 -1.81%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal             10.877171           11.666445                 7.26%                   0         2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           10.877171                 8.77%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal             10.702739           10.427338                -2.57%                   0         2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           10.702739                 7.03%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide         9.584588            9.138778                 -4.65%                   0         2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           9.584588                 -4.15%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide         8.691888            8.293482                 -4.58%                   0         2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           8.691888                -13.08%                   0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------




The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on June 9, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from June 9, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Aggressive Fund and GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The GVIT Gartmore GVIT Worldwide Leaders Fund: Class III was added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2003


                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT - 8


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2003. The prospectus may be obtained from Nationwide Life Insurance Company by writing Nationwide Life Insurance Company, One Nationwide Plaza RR1-04-F4, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.


                                TABLE OF CONTENTS
                                                                       PAGE

General Information and History...........................................1
Services..................................................................1
Purchase of Securities Being Offered......................................2
Underwriters..............................................................2
Calculations of Performance...............................................2
Annuity Payments..........................................................3
Financial Statements........................... ..........................4

GENERAL INFORMATION AND HISTORY


Nationwide Variable Account-8 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $129 billion as of December 31, 2002.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each such contract owner and records with respect to the contract value of each contract.

Nationwide is the custodian of the assets of the variable account. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.


The financial statements of Nationwide Variable Account-8 and Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus Ohio 43215.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation, ("NISC") One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2002, 2001 and 2000, no underwriting commissions were paid by Nationwide to NISC.


CALCULATIONS OF PERFORMANCE


Any current yield quotations of the GVIT - Gartmore GVIT Money Market Fund:
Class I, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 2002, the GVIT - Gartmore GVIT Money Market Fund: Class I's seven-day current unit value yield was -0.87%. The GVIT - Gartmore GVIT Money Market Fund: Class I effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Fund. At December 31, 2002, the GVIT - Gartmore GVIT Money Market Fund: Class I's seven-day effective yield was -0.86%.


The GVIT - Gartmore GVIT Money Market Fund: Class I yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the GVIT - Gartmore GVIT Money Market Fund: Class I determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described in the GVIT - Gartmore GVIT Money Market Fund: Class I's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the GVIT - Gartmore GVIT Money Market Fund: Class I is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.


All performance returns are calculated using underlying mutual fund expenses for the period ended December 31, 2002. However, Nationwide generally will provide performance information more frequently. Information related to performance of the sub-accounts is based upon historical earnings and is not intended to predict or project future results. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.


Standardized Performance

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-account's units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.

Assumptions used in calculating standardized returns will include a $1,000 hypothetical initial investment, time periods of one, five and ten years or the time period the fund has been available as an investment option in the variable account, variable account charges of 1.80% (the maximum variable account charges if the most expensive optional benefits are chosen), a Contract Maintenance Charge of $30, and a 7 year CDSC schedule. If a fund has been an option in the variable account for less than one year, the returns are not annualized.

Non-Standardized Performance

Nationwide will advertise historical, hypothetical performance of the sub-accounts. Assumptions used in calculating non-standardized performance are similar to that of the standardized returns except the initial investment will be $25,000, the periods shown may reflect time prior to the fund being available as an option in the variable account, charges will include CDSC but may also be advertised without CDSC and variable account charges will be 1.40%. Non-standardized performance advertising will be accompanied by standardized performance information. If a fund has been in existence for less than a year, the returns will not be annualized.



ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

================================================================================

                           Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-8:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-8 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-8

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2002

Assets:
   Investments at fair value:
      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         348,222 shares (cost $2,434,332) ...................................................   $  1,796,825
      American Century VP - International Fund - Class I (ACVPInt)
         869,458 shares (cost $9,054,251) ...................................................      4,529,874
      American Century VP - International Fund - Class III (ACVPInt3)
         35,900 shares (cost $203,087) ......................................................        187,039
      American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
         83 shares (cost $635) ..............................................................            609
      American Century VP - Value Fund - Class I (ACVPVal)
         706,544 shares (cost $4,828,408) ...................................................      4,324,047
      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         16,633 shares (cost $194,739) ......................................................        162,003
      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         390 shares (cost $3,758) ...........................................................          3,739
      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         182,908 shares (cost $6,809,784) ...................................................      3,456,965
      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         108,089 shares (cost $4,136,648) ...................................................      3,110,798
      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         431,744 shares (cost $4,685,979) ...................................................      5,055,727
      Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         505,618 shares (cost $11,781,762) ..................................................      9,151,682
      Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
         739,818 shares (cost $34,405,575) ..................................................     17,267,342
      Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
         233,146 shares (cost $1,729,041) ...................................................      1,377,895
      Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         184,995 shares (cost $3,850,768) ...................................................      2,023,848
      Fidelity(R) VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
         6,878 shares (cost $91,444) ........................................................         75,242
      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
         704,374 shares (cost $16,967,857) ..................................................     12,706,899
      Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         166,866 shares (cost $3,167,848) ...................................................      1,952,326
      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPVaIS)
         1,333 shares (cost $10,933) ........................................................         10,528
      Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
         83,825 shares (cost $1,014,999) ....................................................        642,102
      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         566,320 shares (cost $7,554,978) ...................................................      6,240,846

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         1,761 shares (cost $13,815) ........................................................         10,551
      Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
         628 shares (cost $3,859) ...........................................................          3,761
      Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         96,667 shares (cost $751,339) ......................................................        682,472
      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         1,651 shares (cost $6,503) .........................................................          3,946
      Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
         37 shares (cost $98) ...............................................................             89
      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         1,466,693 shares (cost $17,163,097) ................................................     18,010,992
      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         120,252 shares (cost $2,215,941) ...................................................        904,296
      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         4,368 shares (cost $34,588) ........................................................         35,600
      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         32,114 shares (cost $315,161) ......................................................        315,683
      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         60,827 shares (cost $550,113) ......................................................        543,789
      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         59,533 shares (cost $530,712) ......................................................        505,435
      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         78,901 shares (cost $763,554) ......................................................        744,040
      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         1,366 shares (cost $8,336) .........................................................          6,366
      Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
         1,681 shares (cost $8,485) .........................................................          7,850
      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         15,200,925 shares (cost $15,200,925) ...............................................     15,200,925
      Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I (GVITNStrVal)
         2,770 shares (cost $27,479) ........................................................         19,946
      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         130,275 shares (cost $2,191,181) ...................................................      1,258,456
      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         297,175 shares (cost $2,944,808) ...................................................      2,190,183
      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         204,907 shares (cost $4,353,506) ...................................................      3,157,609
      Gartmore GVIT Strong Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         171,261 shares (cost $3,292,608) ...................................................      1,250,202
      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         1,000,561 shares (cost $13,045,759) ................................................      8,104,548
      Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)
         1,490 shares (cost $3,443) .........................................................          3,130
      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         87,440 shares (cost $1,099,483) ....................................................        598,965
      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         129,630 shares (cost $3,391,520) ...................................................      2,234,823
      Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
         14,756 shares (cost $44,106)........................................................         36,006

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8

      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         343,791 shares (cost $2,270,235) ...................................................        828,535
      Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
         5,347 shares (cost $100,634) .......................................................         92,343
      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         94,272 shares (cost $2,710,397) ....................................................      1,619,594
      Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
         45,194 shares (cost $677,766) ......................................................        483,575
      Neuberger Berman AMT - Mid-Cap Growth Portfolio(R)(NBAMTMCGr)
         202,878 shares (cost $4,847,939) ...................................................      2,428,448
      Neuberger Berman AMT - Partners Portfolio(R)(NBAMTPart)
         40,349 shares (cost $611,195) ......................................................        459,980
      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         168,259 shares (cost $12,060,901) ..................................................      4,918,219
      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         329,778 shares (cost $14,822,900) ..................................................      8,778,681
      Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)
         612,945 shares (cost $13,292,190) ..................................................      9,390,314
      Salomon Brothers VSF Inc. Capital Fund (SalBrCap)
         999,794 shares (cost $15,264,721) ..................................................     11,257,681
      Salomon Brothers VSF Inc. High Yield Bond Fund (SalBrHYBd)
         263,164 shares (cost $2,283,682) ...................................................      2,134,263
      Salomon Brothers VSF Inc. Investors Fund (SalBrInv)
         528,865 shares (cost $6,945,896) ...................................................      5,135,279
      Salomon Brothers VSF Inc. Total Return Fund (SalBrTotRet)
         344,464 shares (cost $3,596,205) ...................................................      3,282,737
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         111,646 shares (cost $1,287,395) ...................................................        880,891
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         8,493 shares (cost $96,497) ........................................................         87,481
      Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
         48,550 shares (cost $358,690) ......................................................        343,246
      Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
         78,649 shares (cost $956,406) ......................................................        891,089
                                                                                                ------------
            Total investments ...............................................................    182,918,355

      Accounts receivable ...................................................................         16,975
                                                                                                ------------
            Total assets ....................................................................    182,935,330

Accounts payable ............................................................................             --
                                                                                                ------------
Contract owners' equity (notes 4 and 5) .....................................................   $182,935,330
                                                                                                ============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                                       Total      ACVPIncGr     ACVPInt     ACVPInt3   ACVPUltra    ACVPVal
                                                       ------------   ---------   ----------    --------   ---------   --------
   Reinvested dividends.............................   $  2,536,964      22,843        50,147         --          1      35,720
   Mortality and expense risk charges (note 2)......     (2,963,413)    (29,440)      (83,510)    (1,031)        (7)    (62,308)
                                                       ------------    --------    ----------    -------     ------    --------
      Net investment income (loss)..................       (426,449)     (6,597)      (33,363)    (1,031)        (6)    (26,588)
                                                       ------------    --------    ----------    -------     ------    --------

   Proceeds from mutual fund shares sold............     39,289,585     462,547     1,472,943      6,980        848     630,507
   Cost of mutual fund shares sold..................    (61,156,788)   (649,241)   (3,224,442)    (8,595)    (1,078)   (578,088)
                                                       ------------    --------    ----------    -------     ------    --------
      Realized gain (loss) on investments...........    (21,867,203)   (186,694)   (1,751,499)    (1,615)      (230)     52,419
   Change in unrealized gain (loss)
      on investments................................    (22,495,332)   (311,482)      343,842    (16,048)       (26)   (968,739)
                                                       ------------    --------    ----------    -------     ------    --------
      Net gain (loss) on investments................    (44,362,535)   (498,176)   (1,407,657)   (17,663)      (256)   (916,320)
                                                       ------------    --------    ----------    -------     ------    --------
   Reinvested capital gains.........................        832,366          --            --         --         --     231,117
                                                       ------------    --------    ----------    -------     ------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations........   $(43,956,618)   (504,773)   (1,441,020)   (18,694)      (262)   (711,791)
                                                       ============    ========    ==========    =======     ======    ========

Investment activity:                                   CSLCapV   DrySmCaplxS
                                                       -------   -----------
   Reinvested dividends.............................     1,887          6
   Mortality and expense risk charges (note 2)......    (2,721)       (17)
                                                       -------     ------
      Net investment income (loss)..................      (834)       (11)
                                                       -------     ------

   Proceeds from mutual fund shares sold............    11,553      3,720
   Cost of mutual fund shares sold..................   (13,511)    (4,022)
                                                       -------     ------
      Realized gain (loss) on investments...........    (1,958)      (302)
   Change in unrealized gain (loss)
      on investments................................   (51,832)       (19)
                                                       -------     ------
      Net gain (loss) on investments................   (53,790)      (321)
                                                       -------     ------
   Reinvested capital gains.........................        --         --
                                                       -------     ------
         Net increase (decrease) in contract owners'
            equity resulting from operations........   (54,624)      (332)
                                                       =======     ======

Investment activity:                                     DrySRGro     DryVIFApp   FedQualBd    FidVIPEIS    FidVIPGrS   FidVIPHIS
                                                       -----------   ----------   ---------   ----------   ----------   ---------
   Reinvested dividends.............................   $     9,351       38,344     139,793      179,834       35,518    159,549
   Mortality and expense risk charges (note 2).....        (66,233)     (54,607)    (61,792)    (152,652)    (325,612)   (20,736)
                                                       -----------   ----------    --------   ----------   ----------   --------
      Net investment income (loss)..................       (56,882)     (16,263)     78,001       27,182     (290,094)   138,813
                                                       -----------   ----------    --------   ----------   ----------   --------

   Proceeds from mutual fund shares sold............     1,026,116      930,950     401,512    1,881,275    4,237,463    313,968
   Cost of mutual fund shares sold..................    (1,875,311)  (1,136,692)   (354,643)  (2,243,849)  (8,494,245)  (549,610)
                                                       -----------   ----------    --------   ----------   ----------   --------
      Realized gain (loss) on investments...........      (849,195)    (205,742)     46,869     (362,574)  (4,256,782)  (235,642)
   Change in unrealized gain (loss)
      on investments................................      (840,767)    (563,220)    168,646   (2,208,132)  (4,452,304)   121,294
                                                       -----------   ----------    --------   ----------   ----------   --------
      Net gain (loss) on investments................    (1,689,962)    (768,962)    215,515   (2,570,706)  (8,709,086)  (114,348)
                                                       -----------   ----------    --------   ----------   ----------   --------
   Reinvested capital gains.........................            --           --      52,306      259,173           --         --
                                                       -----------   ----------    --------   ----------   ----------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations........   $(1,746,844)    (785,225)    345,822   (2,284,351)  (8,999,180)    24,465
                                                       ===========   ==========    ========   ==========   ==========   ========

Investment activity:                                    FidVIPOvS   FidVIPOvSR
                                                       ----------   ----------
   Reinvested dividends.............................       21,061         --
   Mortality and expense risk charges (note 2).....       (38,180)      (648)
                                                       ----------    -------
      Net investment income (loss)..................      (17,119)      (648)
                                                       ----------    -------

   Proceeds from mutual fund shares sold............      682,260      6,025
   Cost of mutual fund shares sold..................   (1,336,009)    (7,537)
                                                       ----------    -------
      Realized gain (loss) on investments...........     (653,749)    (1,512)
   Change in unrealized gain (loss)
      on investments................................       49,388    (16,203)
                                                       ----------    -------
      Net gain (loss) on investments................     (604,361)   (17,715)
                                                       ----------    -------
   Reinvested capital gains.........................           --         --
                                                       ----------    -------
         Net increase (decrease) in contract owners'
            equity resulting from operations........     (621,480)   (18,363)
                                                       ==========    =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                   FidVIPConS    FidVIPGrOpS   FidVIPVaIS   GVITCVal
                                                       -----------   -----------   ----------   ----------
   Reinvested dividends.............................   $   117,552      23,301          --        10,900
   Mortality and expense risk charges (note 2)......      (214,409)    (33,895)        (25)      (11,438)
                                                       -----------    --------        ----      --------
      Net investment income (loss)..................       (96,857)    (10,594)        (25)         (538)
                                                       -----------    --------        ----      --------

   Proceeds from mutual fund shares sold............     3,041,082     492,894          34       153,882
   Cost of mutual fund shares sold..................    (4,215,814)   (797,303)        (36)     (251,940)
                                                       -----------    --------        ----      --------
      Realized gain (loss) on investments...........    (1,174,732)   (304,409)         (2)      (98,058)
   Change in unrealized gain (loss)
      on investments................................      (420,678)   (335,372)       (405)     (149,287)
                                                       -----------    --------        ----      --------
      Net gain (loss) on investments................    (1,595,410)   (639,781)       (407)     (247,345)
                                                       -----------    --------        ----      --------
   Reinvested capital gains.........................            --          --          --            --
                                                       -----------    --------        ----      --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $(1,692,267)   (650,375)       (432)     (247,883)
                                                       ===========    ========        ====      ========

Investment activity:                                   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3   GVITFHiInc
                                                       ------------   -----------   ------------   ----------
   Reinvested dividends.............................        26,055           22             95       54,088
   Mortality and expense risk charges (note 2)......      (103,466)        (154)          (165)      (8,956)
                                                        ----------       ------       --------      -------
      Net investment income (loss)..................       (77,411)        (132)           (70)      45,132
                                                        ----------       ------       --------      -------

   Proceeds from mutual fund shares sold............       987,045          157         91,359       62,160
   Cost of mutual fund shares sold..................    (1,071,178)        (182)      (106,400)     (76,609)
                                                        ----------       ------       --------      -------
      Realized gain (loss) on investments...........       (84,133)         (25)       (15,041)     (14,449)
   Change in unrealized gain (loss)
      on investments................................    (1,266,408)      (2,405)           (99)     (20,011)
                                                        ----------       ------       --------      -------
      Net gain (loss) on investments................    (1,350,541)      (2,430)       (15,140)     (34,460)
                                                        ----------       ------       --------      -------
   Reinvested capital gains.........................        57,469           --             --           --
                                                        ----------       ------       --------      -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    (1,370,483)      (2,562)       (15,210)      10,672
                                                        ==========       ======       ========      =======

Investment activity:                                   GVITGlTech   GVITGlTech3   GVITGvtBd    GVITGrowth
                                                       ----------   -----------   ----------   ----------
   Reinvested dividends.............................    $     37         --          708,911          --
   Mortality and expense risk charges (note 2)......        (100)        --         (222,470)    (17,269)
                                                        --------        ---       ----------    --------
      Net investment income (loss)..................         (63)        --          486,441     (17,269)
                                                        --------        ---       ----------    --------

   Proceeds from mutual fund shares sold............       5,874         --        1,770,308     293,038
   Cost of mutual fund shares sold..................     (10,688)        --       (1,593,587)   (841,183)
                                                        --------        ---       ----------    --------
      Realized gain (loss) on investments...........      (4,814)        --          176,721    (548,145)
   Change in unrealized gain (loss)
      on investments................................         566         (9)         627,952     116,057
                                                        --------        ---       ----------    --------
      Net gain (loss) on investments................      (4,248)        (9)         804,673    (432,088)
                                                        --------        ---       ----------    --------
   Reinvested capital gains.........................          --         --          141,289          --
                                                        --------        ---       ----------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $ (4,311)        (9)       1,432,403    (449,357)
                                                        ========        ===       ==========    ========

Investment activity:                                   GVITIDAgg   GVITIDCon   GVITIDMod   GVITIDModAgg
                                                       ---------   ---------   ---------   ------------
   Reinvested dividends.............................        85         3,795       5,710       3,772
   Mortality and expense risk charges (note 2)......      (102)       (1,481)     (2,879)     (2,808)
                                                         -----      --------    --------     -------
      Net investment income (loss)..................       (17)        2,314       2,831         964
                                                         -----      --------    --------     -------

   Proceeds from mutual fund shares sold............        96       124,009     282,502      57,830
   Cost of mutual fund shares sold..................       (98)     (126,891)   (301,465)    (63,415)
                                                         -----      --------    --------     -------
      Realized gain (loss) on investments...........        (2)       (2,882)    (18,963)     (5,585)
   Change in unrealized gain (loss)
      on investments................................     1,012           522      (6,323)    (25,277)
                                                         -----      --------    --------     -------
      Net gain (loss) on investments................     1,010        (2,360)    (25,286)    (30,862)
                                                         -----      --------    --------     -------
   Reinvested capital gains.........................        --           154         433         761
                                                         -----      --------    --------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations........       993           108     (22,022)    (29,137)
                                                         =====      ========    ========     =======

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                   GVITIDModCon   GVITIntGro   GVITIntGro3    GVITMyMkt   GVITNStrVal
                                                       ------------   ----------   -----------   ----------   -----------
   Reinvested dividends.............................     $  9,547           --           --         184,698           8
   Mortality and expense risk charges (note 2)......       (5,043)        (102)         (43)       (216,156)     (1,779)
                                                         --------       ------         ----      ----------    --------
      Net investment income (loss)..................        4,504         (102)         (43)        (31,458)     (1,771)
                                                         --------       ------         ----      ----------    --------

   Proceeds from mutual fund shares sold............       23,661        2,181           41       5,309,317     144,662
   Cost of mutual fund shares sold..................      (24,920)      (2,656)         (50)     (5,309,317)   (189,759)
                                                         --------       ------         ----      ----------    --------
      Realized gain (loss) on investments...........       (1,259)        (475)          (9)             --     (45,097)
   Change in unrealized gain (loss)
      on investments................................      (19,513)      (1,593)        (634)             --       2,541
                                                         --------       ------         ----      ----------    --------
      Net gain (loss) on investments................      (20,772)      (2,068)        (643)             --     (42,556)
                                                         --------       ------         ----      ----------    --------
   Reinvested capital gains.........................          834           --           --              --          --
                                                         --------       ------         ----      ----------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations........     $(15,434)      (2,170)        (686)        (31,458)    (44,327)
                                                         ========       ======         ====      ==========    ========

Investment activity:                                   GVITSmCapGr   GVITSmCapVal   GVITSmComp
                                                       -----------   ------------   ----------
   Reinvested dividends.............................          --           251             --
   Mortality and expense risk charges (note 2)......     (22,414)      (37,963)       (52,939)
                                                        --------      --------       --------
      Net investment income (loss)..................     (22,414)      (37,712)       (52,939)
                                                        --------      --------       --------

   Proceeds from mutual fund shares sold............     328,866       636,664        573,643
   Cost of mutual fund shares sold..................    (666,518)     (814,837)      (819,617)
                                                        --------      --------       --------
      Realized gain (loss) on investments...........    (337,652)     (178,173)      (245,974)
   Change in unrealized gain (loss)
      on investments................................    (328,253)     (783,112)      (482,160)
                                                        --------      --------       --------
      Net gain (loss) on investments................    (665,905)     (961,285)      (728,134)
                                                        --------      --------       --------
   Reinvested capital gains.........................          --        68,401             --
                                                        --------      --------       --------
         Net increase (decrease) in contract owners'
            equity resulting from operations........    (688,319)     (930,596)      (781,073)
                                                        ========      ========       ========

Investment activity:                                   GVITSMdCpGr    GVITTotRt   GVITTGroFoc   GVITTGroFoc3   GVITWLead   JanCapAp
                                                       -----------   ----------   -----------   ------------   ---------   --------
   Reinvested dividends.............................   $        --       83,110          --           --          8,946       8,271
   Mortality and expense risk charges (note 2)......       (24,031)    (140,305)        (14)         (16)       (10,432)    (38,413)
                                                       -----------   ----------      ------         ----       --------    --------
      Net investment income (loss)..................       (24,031)     (57,195)        (14)         (16)        (1,486)    (30,142)
                                                       -----------   ----------      ------         ----       --------    --------

   Proceeds from mutual fund shares sold............       351,735    1,529,519       3,171           16         86,804     549,064
   Cost of mutual fund shares sold..................    (1,038,120)  (3,490,699)     (3,528)         (17)      (144,438)   (967,150)
                                                       -----------   ----------      ------         ----       --------    --------
      Realized gain (loss) on investments...........      (686,385)  (1,961,180)       (357)          (1)       (57,634)   (418,086)
   Change in unrealized gain (loss)
      on investments................................      (136,048)    (109,166)       (404)        (313)      (161,433)    (77,356)
                                                       -----------   ----------      ------         ----       --------    --------
      Net gain (loss) on investments................      (822,433)  (2,070,346)       (761)        (314)      (219,067)   (495,442)
                                                       -----------   ----------      ------         ----       --------    --------
   Reinvested capital gains.........................            --           --          --           --             --          --
                                                       -----------   ----------      ------         ----       --------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations........   $  (846,464)  (2,127,541)       (775)        (330)      (220,553)   (525,584)
                                                       ===========   ==========      ======         ====       ========    ========

Investment activity:                                   JanGlTechS2   JanGlTech
                                                       -----------   ---------
   Reinvested dividends.............................         --             --
   Mortality and expense risk charges (note 2)......       (277)       (16,567)
                                                         ------       --------
      Net investment income (loss)..................       (277)       (16,567)
                                                         ------       --------
   Proceeds from mutual fund shares sold............      1,815        240,168
   Cost of mutual fund shares sold..................     (2,309)      (803,925)
                                                         ------       --------
      Realized gain (loss) on investments...........       (494)      (563,757)
   Change in unrealized gain (loss)
      on investments................................     (8,100)       (98,233)
                                                         ------       --------
      Net gain (loss) on investments................     (8,594)      (661,990)
                                                         ------       --------
   Reinvested capital gains.........................         --             --
                                                         ------       --------
         Net increase (decrease) in contract owners'
            equity resulting from operations........     (8,871)      (678,557)
                                                         ======       ========

                                                                     (continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS,Continued
Year Ended December 31,2002

Investment activity:                                   JanIntGroS2    JanIntGro    NBAMTGuard    NBAMTMCGr     NBAMTPart
                                                       -----------   ----------   -----------   -----------   ----------
   Reinvested dividends ............................   $       176       13,793         3,914            --        2,849
   Mortality and expense risk charges (note 2) .....          (537)     (31,472)       (7,836)      (43,699)      (8,002)
                                                       -----------   ----------   -----------   -----------   ----------
      Net investment income (loss) .................          (361)     (17,679)       (3,922)      (43,699)      (5,153)
                                                       -----------   ----------   -----------   -----------   ----------

   Proceeds from mutual fund shares sold ...........         1,287      646,548       102,577       523,114      164,504
   Cost of mutual fund shares sold .................        (1,576)  (1,234,956)     (124,792)   (1,067,470)    (218,180)
                                                       -----------   ----------   -----------   -----------   ----------
      Realized gain (loss) on investments ..........          (289)    (588,408)      (22,215)     (544,356)     (53,676)
   Change in unrealized gain (loss)
      on investments ...............................        (8,291)    (110,355)     (149,435)     (568,975)    (126,086)
                                                       -----------   ----------   -----------   -----------   ----------
      Net gain (loss) on investments ...............        (8,580)    (698,763)     (171,650)   (1,113,331)    (179,762)
                                                       -----------   ----------   -----------   -----------   ----------
   Reinvested capital gains ........................            --           --            --            --           --
                                                       -----------   ----------   -----------   -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $    (8,941)    (716,442)     (175,572)   (1,157,030)    (184,915)
                                                       ===========   ==========   ===========   ===========   ==========

Investment activity:                                    OppAggGro     OppCapAp    OppMSGrInc
                                                       -----------   ----------   ----------
   Reinvested dividends ............................        44,646       67,591        84,787
   Mortality and expense risk charges (note 2) .....       (87,980)    (154,706)     (158,499)
                                                       -----------   ----------   -----------
      Net investment income (loss) .................       (43,334)     (87,115)     (73,712)
                                                       -----------   ----------   -----------

   Proceeds from mutual fund shares sold ...........     1,398,905    1,705,031     1,489,807
   Cost of mutual fund shares sold .................    (3,888,905)  (3,270,649)   (2,209,816)
                                                       -----------   ----------   -----------
      Realized gain (loss) on investments ..........    (2,490,000)  (1,565,618)     (720,009)
   Change in unrealized gain (loss)                                               -
      on investments ...............................       292,664   (2,187,527)   (1,766,585)
                                                       -----------   ----------   -----------
      Net gain (loss) on investments ...............    (2,197,336)  (3,753,145)   (2,486,594)
                                                       -----------   ----------   -----------
   Reinvested capital gains ........................            --           --           --
                                                       -----------   ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    (2,240,670)  (3,840,260)  (2,560,306)
                                                       ===========   ==========   ===========

Investment activity:                                      SalBrCap    SalBrHYBd     SalBrInv    SalBrTotRet   VEWrldEMkt
                                                       -----------   ----------   -----------   -----------   ----------
   Reinvested dividends ............................   $    55,633      148,112        68,311        49,458        2,260
   Mortality and expense risk charges (note 2) .....      (192,593)     (27,557)      (84,324)      (46,266)     (16,283)
                                                       -----------   ----------    ----------   -----------   ----------
      Net investment income (loss) .................      (136,960)     120,555       (16,013)        3,192      (14,023)
                                                       -----------   ----------    ----------   -----------   ----------

   Proceeds from mutual fund shares sold ...........     1,705,764      218,621       873,284       659,424      330,659
   Cost of mutual fund shares sold .................    (2,059,658)    (240,753)   (1,028,484)     (701,511)    (633,183)
                                                       -----------   ----------    ----------   -----------   ----------
      Realized gain (loss) on investments ..........      (353,894)     (22,132)     (155,200)      (42,087)    (302,524)
   Change in unrealized gain (loss)
      on investments ...............................    (3,830,968)      11,919    (1,566,078)     (264,552)     272,992
                                                       -----------   ----------    ----------   -----------   ----------
      Net gain (loss) on investments ...............    (4,184,862)     (10,213)   (1,721,278)     (306,639)     (29,532)
                                                       -----------   ----------    ----------   -----------   ----------
   Reinvested capital gains ........................            --           --            --            --           --
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   $(4,321,822)     110,342    (1,737,291)     (303,447)     (43,555)
                                                       ===========   ==========    ==========   ===========   ==========

Investment activity:                                   VEWrldHAs   VKEmMkt   VKUSRealEst
                                                       ---------   -------   -----------
   Reinvested dividends ............................        993     23,099       28,134
   Mortality and expense risk charges (note 2) .....     (1,655)    (4,993)     (11,406)
                                                        -------    -------     --------
      Net investment income (loss) .................       (662)    18,106       16,728
                                                        -------    -------     --------

   Proceeds from mutual fund shares sold ...........     37,882     79,519      140,395
   Cost of mutual fund shares sold .................    (44,567)   (85,952)    (134,814)
                                                        -------    -------     --------
      Realized gain (loss) on investments ..........     (6,685)    (6,433)       5,581
   Change in unrealized gain (loss)
      on investments ...............................        597     11,815      (76,923)
                                                        -------    -------     --------
      Net gain (loss) on investments ...............     (6,088)     5,382      (71,342)
                                                        -------    -------     --------
   Reinvested capital gains ........................         --         --       20,429
                                                        -------    -------     --------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........     (6,750)    23,488      (34,185)
                                                        =======    =======     ========

See accompanying notes to financial statements.

================================================================================

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2002 and 2001

                                                        Total                 ACVPIncGr               ACVPInt            ACVPInt3
                                             -------------------------  --------------------  ----------------------  -------------
Investment activity:                             2002         2001         2002       2001       2002         2001      2002   2001
                                             ------------  -----------  ---------  ---------  ----------  ----------  -------  ----
   Net investment income (loss) ..........   $   (426,449)    (551,725)    (6,597)   (13,336)    (33,363)   (116,018)  (1,031)   --
   Realized gain (loss) on investments ...    (21,867,203)  (8,665,513)  (186,694)   (42,642) (1,751,499)   (957,683)  (1,615)   --
   Change in unrealized gain (loss)
      on investments .....................    (22,495,332) (30,920,035)  (311,482)  (168,103)    343,842  (3,220,563) (16,048)   --
   Reinvested capital gains ..............        832,366    7,922,400         --         --          --     910,379       --    --
                                             ------------  -----------  ---------  ---------  ----------  ----------  -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    (43,956,618) (32,214,873)  (504,773)  (224,081) (1,441,020) (3,383,885) (18,694)   --
                                             ------------  -----------  ---------  ---------  ----------  ----------  -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     28,534,926   75,221,869    312,761    747,348      87,467   1,296,361  111,429    --
   Transfers between funds ...............             --           --   (112,699)    45,632    (763,149)   (706,599) 116,561    --
   Redemptions (note 3) ..................    (33,361,306) (22,106,172)  (247,302)  (258,699)   (659,163)   (777,493) (22,179)   --
   Annual contract maintenance charges
      (note 2) ...........................        (44,342)     (25,006)      (479)      (266)     (1,339)     (1,370)     (16)   --
   Contingent deferred sales charges
      (note 2) ...........................       (420,098)    (373,745)    (5,150)    (2,077)     (8,055)    (18,103)     (60)   --
   Adjustments to maintain reserves ......        (16,460)     (18,376)       (31)       (55)        (60)       (205)      (6)   --
                                             ------------  -----------  ---------  ---------  ----------  ----------  -------   ---
         Net equity transactions .........     (5,307,280)  52,698,570    (52,900)   531,883  (1,344,299)   (207,409) 205,729    --
                                             ------------  -----------  ---------  ---------  ----------  ----------  -------   ---

Net change in contract owners' equity ....    (49,263,898)  20,483,697   (557,673)   307,802  (2,785,319) (3,591,294) 187,035    --
Contract owners' equity beginning
   of period .............................    232,199,228  211,715,531  2,353,906  2,046,104   7,313,854  10,905,148       --    --
                                             ------------  -----------  ---------  ---------  ----------  ----------  -------   ---
Contract owners' equity end of period ....   $182,935,330  232,199,228  1,796,233  2,353,906   4,528,535   7,313,854  187,035    --
                                             ============  ===========  =========  =========  ==========  ==========  =======   ===

CHANGES IN UNITS:
   Beginning units .......................     24,153,291   19,292,525    260,646    204,713     872,497     908,393       --    --
                                             ------------  -----------  ---------  ---------  ----------  ----------  -------   ---
   Units purchased .......................      3,048,442    6,369,014     69,249     69,692      12,084     247,877   25,329    --
   Units redeemed ........................     (4,507,271)  (1,508,248)   (79,709)   (13,759)   (196,500)   (283,773)  (2,063)   --
                                             ------------  -----------  ---------  ---------  ----------  ----------  -------   ---
   Ending units ..........................     22,694,462   24,153,291    250,186    260,646     688,081     872,497   23,266    --
                                             ============  ===========  =========  =========  ==========  ==========  =======   ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                             ACVPUltra            ACVPVal               CSLCapV         DrySmCaplxS
                                            ------------   ---------------------   -----------------   ------------
Investment activity:                         2002   2001      2002        2001       2002      2001     2002   2001
                                            -----   ----   ---------   ---------   -------   -------   -----   ----
   Net investment income (loss) .........   $  (6)   --      (26,588)    (15,241)     (834)   (3,185)    (11)   --
   Realized gain (loss) on investments ..    (230)   --       52,419      76,234    (1,958)    1,231    (302)   --
   Change in unrealized gain (loss)
      on investments ....................     (26)   --     (968,739)    267,358   (51,832)     (164)    (19)   --
   Reinvested capital gains .............      --    --      231,117          --        --        --      --    --
                                            -----   ----   ---------   ---------   -------   -------   -----   ----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (262)   --     (711,791)    328,351   (54,624)   (2,118)   (332)   --
                                            -----   ----   ---------   ---------   -------   -------   -----   ----
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     636    --    1,398,457   2,035,939        --     1,671     245    --
   Transfers between funds ..............   1,076    --      366,874     563,341    (5,648)    1,034   3,834    --
   Redemptions (note 3) .................    (841)   --     (670,845)   (413,055)       --    (1,730)     --    --
   Annual contract maintenance charges
      (note 2) ..........................      --    --       (1,019)       (107)       --        --      (7)   --
   Contingent deferred sales charges
      (note 2) ..........................      --    --       (8,959)     (9,238)       --        --      --    --
   Adjustments to maintain reserves .....      (4)   --         (198)        (22)      (11)       (5)      1    --
                                            -----   ----   ---------   ---------   -------   -------   -----   ----
         Net equity transactions ........     867    --    1,084,310   2,176,858    (5,659)      970   4,073    --
                                            -----   ----   ---------   ---------   -------   -------   -----   ----

Net change in contract owners' equity ...     605    --      372,519   2,505,209   (60,283)   (1,148)  3,741    --
Contract owners' equity beginning
   of period ............................      --    --    3,952,319   1,447,110   222,269   223,417      --    --
                                            -----   ----   ---------   ---------   -------   -------   -----   ----
Contract owners'equity end of period ....   $ 605    --    4,324,838   3,952,319   161,986   222,269   3,741    --
                                            =====   ====   =========   =========   =======   =======   =====   ====

CHANGES IN UNITS:
   Beginning units ......................      --    --      309,733     126,122    20,806    20,814      --    --
                                            -----   ----   ---------   ---------   -------   -------   -----   ----
   Units purchased ......................     101    --      106,722     208,788        --         6     492    --
   Units redeemed .......................     (25)   --      (23,043)    (25,177)     (809)      (14)     --    --
                                            -----   ----   ---------   ---------   -------   -------   -----   ----
   Ending units .........................      76    --      393,412     309,733    19,997    20,806     492    --
                                            =====   ====   =========   =========   =======   =======   =====   ====

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                    DrySRGro                  DryVIFApp
                                            ------------------------   ----------------------
Investment activity:                           2002          2001         2002         2001
                                            -----------   ----------   ----------   ---------
   Net investment income (loss) .........   $   (56,882)     (92,316)     (16,263)    (22,304)
   Realized gain (loss) on
      investments .......................      (849,195)    (318,716)    (205,742)    (55,713)
   Change in unrealized gain (loss)
      on investments ....................      (840,767)  (1,558,857)    (563,220)   (403,880)
   Reinvested capital gains .............            --           --           --          --
                                            -----------   ----------   ----------   ---------

      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......    (1,746,844)  (1,969,889)    (785,225)   (481,897)
                                            -----------   ----------   ----------   ---------

   Equity transactions:
      Purchase payments received from
         contract owners (note 3) .......        87,933    1,523,084      280,960     980,352
      Transfers between funds ...........      (547,180)    (517,459)    (185,022)     79,016
      Redemptions (note 3) ..............      (457,090)    (531,881)    (588,305)   (290,682)
      Annual contract maintenance
         charges (note 2) ...............        (1,292)      (1,140)        (558)       (356)
      Contingent deferred sales
         charges (note 2) ...............        (5,185)      (9,471)      (4,578)     (5,530)
      Adjustments to maintain
         reserves .......................          (112)        (284)        (126)       (116)
                                            -----------   ----------   ----------   ---------
         Net equity transactions ........      (922,926)     462,849     (497,629)    762,684
                                            -----------   ----------   ----------   ---------

Net change in contract owners' equity        (2,669,770)  (1,507,040)  (1,282,854)    280,787
Contract owners' equity beginning
   of period ............................     6,126,444    7,633,484    4,393,471   4,112,684
                                            -----------   ----------   ----------   ---------
Contract owners' equity end of period ...   $ 3,456,674    6,126,444    3,110,617   4,393,471
                                            ===========   ==========   ==========   =========

CHANGES IN UNITS:

   Beginning units ......................       762,556      725,270      456,408     381,878
                                            -----------   ----------   ----------   ---------
   Units purchased ......................        14,243       52,496       35,873      90,577
   Units redeemed .......................      (162,663)     (15,210)     (98,738)    (16,047)
                                            -----------   ----------   ----------   ---------
   Ending units .........................       614,136      762,556      393,543     456,408
                                            ===========   ==========   ==========   =========

                                                  FedQualBd                 FidVIPEIS
                                            ---------------------   -----------------------
Investment activity:                          2002        2001         2002         2001
                                            ---------   ---------   ----------   ----------
   Net investment income (loss) .........      78,001      13,320       27,182           49
   Realized gain (loss) on
      investments .......................      46,869      31,145     (362,574)     (85,660)
   Change in unrealized gain (loss)
      on investments ....................     168,646     101,080   (2,208,132)  (1,073,639)
   Reinvested capital gains .............      52,306       5,409      259,173      452,342
                                             --------   ---------   ----------   ----------

      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......     345,822     150,954   (2,284,351)    (706,908)
                                            ---------   ---------   ----------   ----------

   Equity transactions:
      Purchase payments received from
         contract owners (note 3) .......     771,555   1,655,944    1,481,250    4,363,297
      Transfers between funds ...........     886,245     404,803      141,757      125,072
      Redemptions (note 3) ..............    (584,100)   (344,150)  (1,992,236)  (1,173,889)
      Annual contract maintenance
         charges (note 2) ...............        (839)        (79)      (2,911)      (1,604)
      Contingent deferred sales
         charges (note 2) ...............      (7,464)     (3,400)     (31,558)     (12,479)
      Adjustments to maintain
         reserves .......................         (76)        853         (250)        (156)
                                            ---------    --------   ----------   ----------
         Net equity transactions ........   1,065,321   1,713,971     (403,948)   3,300,241
                                            ---------   ---------   ----------   ----------

Net change in contract owners' equity       1,411,143   1,864,925   (2,688,299)   2,593,333
Contract owners' equity beginning
   of period ............................   3,644,583   1,779,658   11,839,582    9,246,249
                                            ---------   ---------   ----------   ----------
Contract owners' equity end of period ...   5,055,726   3,644,583    9,151,283   11,839,582
                                            =========   =========   ==========   ==========

CHANGES IN UNITS:

   Beginning units ......................     315,665     163,979    1,144,546      835,981
                                            ---------   ---------   ----------   ----------
   Units purchased ......................     114,167     173,393      278,610      372,536
   Units redeemed .......................     (23,597)    (21,707)    (341,993)     (63,971)
                                            ---------   ---------   ----------   ----------
   Ending units .........................     406,235     315,665    1,081,163    1,144,546
                                            =========   =========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                       FidVIPGrS                 FidVIPHIS
                                               -------------------------   ---------------------
Investment activity:                               2002          2001        2002        2001
                                               ------------   ----------   ---------   ---------

   Net investment income (loss) ............   $   (290,094)    (444,494)    138,813     145,999
   Realized gain (loss) on investments .....     (4,256,782)  (1,246,212)   (235,642)   (156,232)
   Change in unrealized gain (loss)
      on investments .......................     (4,452,304)  (7,486,969)    121,294    (218,122)
   Reinvested capital gains ................             --    2,264,779        --          --
                                               ------------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     (8,999,180)  (6,912,896)     24,465    (228,355)
                                               ------------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............      1,097,965    7,359,861     159,339     674,476
   Transfers between funds .................     (1,546,128)  (1,729,292)    (57,036)   (115,495)
   Redemptions (note 3) ....................     (3,053,655)  (2,707,958)   (257,085)   (181,510)
   Annual contract maintenance charges
      (note 2) .............................         (5,725)      (5,143)       (330)       (251)
   Contingent deferred sales charges
      (note 2) .............................        (45,039)     (47,805)     (4,969)     (5,186)
   Adjustments to maintain reserves ........           (551)      (1,216)         (8)        (28)
                                               ------------   ----------   ---------   ---------
         Net equity transactions ...........     (3,553,133)   2,868,447    (160,089)    372,006
                                               ------------   ----------   ---------   ---------

Net change in contract owners' equity ......    (12,552,313)  (4,044,449)   (135,624)    143,651
Contract owners' equity beginning
   of period ...............................     29,818,892   33,863,341   1,513,477   1,369,826
                                               ------------   ----------   ---------   ---------
Contract owners' equity end of period ......   $ 17,266,579   29,818,892   1,377,853   1,513,477
                                               ============   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units .........................      3,419,931    3,150,285     220,196     173,114
                                               ------------   ----------   ---------   ---------
   Units purchased .........................        170,094      371,068      24,691      61,476
   Units redeemed ..........................       (712,587)    (101,422)    (48,676)    (14,394)
                                               ------------   ----------   ---------   ---------
   Ending units ............................      2,877,438    3,419,931     196,211     220,196
                                               ============   ==========   =========   =========

                                                      FidVIPOvS           FidVIPOvSR
                                               -----------------------   --------------
Investment activity:                               2002         2001        2002   2001
                                               ----------   ----------   -------   ----
   Net investment income (loss) ............      (17,119)     155,902      (648)    --
   Realized gain (loss) on investments .....     (653,749)    (456,748)   (1,512)    --
   Change in unrealized gain (loss)
      on investments .......................       49,388   (1,054,546)  (16,203)    --
   Reinvested capital gains ................         --        335,965      --       --
                                               ----------   ----------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     (621,480)  (1,019,427)  (18,363)    --
                                               ----------   ----------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............       29,417      485,838     9,249     --
   Transfers between funds .................     (264,411)    (434,404)   90,039     --
   Redemptions (note 3) ....................     (381,880)    (290,416)   (5,677)    --
   Annual contract maintenance charges
      (note 2) .............................         (395)        (262)       (6)    --
   Contingent deferred sales charges
      (note 2) .............................       (7,306)      (9,307)     --       --
   Adjustments to maintain reserves ........          (41)        (133)       (8)    --
                                               ----------   ----------   -------    ---
         Net equity transactions ...........     (624,616)    (248,684)   93,597     --
                                               ----------   ----------   -------    ---

Net change in contract owners' equity ......   (1,246,096)  (1,268,111)   75,234     --
Contract owners' equity beginning
   of period ...............................    3,269,788    4,537,899      --       --
                                               ----------   ----------   -------    ---
Contract owners' equity end of period ......    2,023,692    3,269,788    75,234     --
                                               ==========   ==========   =======    ===

CHANGES IN UNITS:
   Beginning units .........................      426,463      459,386      --       --
                                               ----------   ----------   -------    ---
   Units purchased .........................        4,311       66,931    10,267     --
   Units redeemed ..........................      (94,716)     (99,854)     (527)    --
                                               ----------   ----------   -------    ---
   Ending units ............................      336,058      426,463     9,740     --
                                               ==========   ==========   =======    ===

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                    FidVIPConS              FidVIPGrOpS         FidVIPVaIS          GVITCVal
                                            ------------------------   ---------------------   -------------   -------------------
Investment activity:                           2002          2001        2002        2001       2002    2001     2002       2001
                                            -----------   ----------   ---------   ---------   ------   ----   --------   --------
   Net investment income (loss) .........   $   (96,857)    (124,508)    (10,594)    (35,091)     (25)   --        (538)       (31)
   Realized gain (loss) on investments ..    (1,174,732)    (651,811)   (304,409)   (144,680)      (2)   --     (98,058)   (48,397)
   Change in unrealized gain (loss)
      on investments ....................      (420,678)  (2,402,368)   (335,372)   (363,669)    (405)   --    (149,287)   (98,146)
   Reinvested capital gains .............            --      492,388          --          --       --    --          --         --
                                            -----------   ----------   ---------   ---------   ------   ----   --------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (1,692,267)  (2,686,299)   (650,375)   (543,440)    (432)   --    (247,883)  (146,574)
                                            -----------   ----------   ---------   ---------   ------   ----   --------   --------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       540,204    2,946,982     152,595     469,010       --    --      34,544    274,654
   Transfers between funds ..............      (909,231)    (748,452)   (253,649)   (123,518)  10,969    --      22,867     (4,573)
   Redemptions (note 3) .................    (2,140,061)  (1,470,582)   (216,842)   (241,622)      --    --    (131,729)  (132,373)
   Annual contract maintenance charges
      (note 2) ..........................        (3,263)      (2,364)       (441)       (357)      (9)   --         (62)       (16)
   Contingent deferred sales charges
      (note 2) ..........................       (36,735)     (26,740)     (4,449)     (3,453)      --    --      (1,121)      (764)
   Adjustments to maintain reserves .....          (247)        (317)        (57)        (33)      (2)   --         (27)       (37)
                                            -----------   ----------   ---------   ---------   ------   ----   --------   --------
         Net equity transactions ........    (2,549,333)     698,527    (322,843)    100,027   10,958    --     (75,528)   136,891
                                            -----------   ----------   ---------   ---------   ------   ----   --------   --------
Net change in contract owners' equity ...    (4,241,600)  (1,987,772)   (973,218)   (443,413)  10,526    --    (323,411)    (9,683)
Contract owners' equity beginning
   of period ............................    16,948,037   18,935,809   2,925,447   3,368,860       --    --     965,470    975,153
                                            -----------   ----------   ---------   ---------   ------   ----   --------   --------
Contract owners' equity end of period ...   $12,706,437   16,948,037   1,952,229   2,925,447   10,526    --     642,059    965,470
                                            ===========   ==========   =========   =========   ======   ====   ========   ========

CHANGES IN UNITS:
   Beginning units ......................     1,811,908    1,749,181     399,964     388,533       --    --     110,991     97,093
                                            -----------   ----------   ---------   ---------   ------   ----   --------   --------
   Units purchased ......................        62,610       89,671      25,577      16,435    1,415    --       8,486     18,522
   Units redeemed .......................      (353,416)     (26,944)    (78,860)     (5,004)      --    --     (19,471)    (4,624)
                                            -----------   ----------   ---------   ---------   ------   ----   --------   --------
   Ending units .........................     1,521,102    1,811,908     346,681     399,964    1,415    --     100,006    110,991
                                            ===========   ==========   =========   =========   ======   ====   ========   ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                    GVITDMidCapI           GVITEmMrkts      GVITEmMrkts3       GVITFHiInc
                                               -----------------------   ---------------   --------------   -----------------
Investment activity:                              2002         2001       2002     2001      2002    2001     2002      2001
                                               -----------   ---------   ------   ------   -------   ----   -------   -------
   Net investment income (loss) ............   $   (77,411)    (62,032)    (132)     (54)      (70)    --    45,132    41,951
   Realized gain (loss) on investments .....       (84,133)     28,401      (25)  (1,656)  (15,041)    --   (14,449)  (26,526)
   Change in unrealized gain (loss)
      on investments .......................    (1,266,408)   (161,230)  (2,405)    (858)      (99)    --   (20,011)  (10,519)
   Reinvested capital gains ................        57,469      72,766       --       --        --     --        --        --
                                               -----------   ---------   ------   ------   -------   ----   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................    (1,370,483)   (122,095)  (2,562)  (2,568)  (15,210)    --    10,672     4,906
                                               -----------   ---------   ------   ------   -------   ----   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............       537,750   2,756,594       --       --     1,799     --   110,053   304,957
   Transfers between funds .................        64,754    (177,040)   4,782   10,906    18,152     --    47,516    42,794
   Redemptions (note 3) ....................      (898,870)   (594,739)      --       --      (984)    --   (47,251)  (91,732)
   Annual contract maintenance charges
      (note 2) .............................          (972)       (336)      (5)      --        --     --       (82)       (7)
   Contingent deferred sales charges
      (note 2) .............................        (8,034)    (13,244)      --       --        --     --    (1,540)     (718)
   Adjustments to maintain reserves ........          (145)       (203)      (2)      (2)        1     --        (7)      (15)
                                               -----------   ---------   ------   ------   -------   ----   -------   -------
         Net equity transactions ...........      (305,517)  1,971,032    4,775   10,904    18,968     --   108,689   255,279
                                               -----------   ---------   ------   ------   -------   ----   -------   -------

Net change in contract owners' equity ......    (1,676,000)  1,848,937    2,213    8,336     3,758     --   119,361   260,185
Contract owners' equity beginning
   of period ...............................     7,916,538   6,067,601    8,336       --        --     --   563,096   302,911
                                               -----------   ---------   ------   ------   -------   ----   -------   -------
Contract owners' equity end of period ......   $ 6,240,538   7,916,538   10,549    8,336     3,758     --   682,457   563,096
                                               ===========   =========   ======   ======   =======   ====   =======   =======

CHANGES IN UNITS:
   Beginning units .........................       612,540     456,756    1,027       --        --     --    59,096    32,663
                                               -----------   ---------   ------   ------   -------   ----   -------   -------
   Units purchased .........................        69,668     189,859      528    1,027       525     --    13,875    31,950
   Units redeemed ..........................      (103,937)    (34,075)      --       --       (24)    --    (2,601)   (5,517)
                                               -----------   ---------   ------   ------   -------   ----   -------   -------
   Ending units ............................       578,271     612,540    1,555    1,027       501     --    70,370    59,096
                                               ===========   =========   ======   ======   =======   ====   =======   =======

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                GVITGlTech      GVITGlTech3          GVITGvtBd               GVITGrowth
                                             ----------------   -----------   -----------------------   ---------------------
Investment activity:                           2002     2001    2002   2001      2002         2001         2002        2001
                                             -------   ------   ----   ----   ----------   ----------   ---------   ---------
   Net investment income (loss) ..........   $   (63)    (118)    --     --      486,441      377,550     (17,269)    (23,966)
   Realized gain (loss) on investments ...    (4,814)     (42)    --     --      176,721       33,762    (548,145)   (266,576)
   Change in unrealized gain (loss)
      on investments .....................       566   (3,123)    (9)    --      627,952       32,266     116,057    (350,161)
   Reinvested capital gains ..............        --       --     --     --      141,289       17,520          --          --
                                             -------   ------    ---    ---   ----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    (4,311)  (3,283)    (9)    --    1,432,403      461,098    (449,357)   (640,703)
                                             -------   ------    ---    ---   ----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     1,407    5,207     98     --    3,953,989    6,116,157      33,803     311,981
   Transfers between funds ...............    (5,777)  10,707     --     --    2,932,496    1,828,360    (104,488)    (58,062)
   Redemptions (note 3) ..................        --       --     --     --   (3,382,235)    (896,166)   (159,093)    (97,429)
   Annual contract maintenance charges
      (note 2) ...........................        (5)      --     --     --       (2,568)        (477)       (214)       (174)
   Contingent deferred sales charges
      (note 2) ...........................        --       --     --     --      (31,731)     (11,102)       (894)     (1,931)
   Adjustments to maintain reserves ......         1       (3)    (4)    --            8           50         (27)        (83)
                                             -------   ------    ---    ---   ----------   ----------   ---------   ---------
         Net equity transactions .........    (4,374)  15,911     94     --    3,469,959    7,036,822    (230,913)    154,302
                                             -------   ------    ---    ---   ----------   ----------   ---------   ---------

Net change in contract owners' equity ....    (8,685)  12,628     85     --    4,902,362    7,497,920    (680,270)   (486,401)
Contract owners' equity beginning
   of period .............................    12,628       --     --     --   13,108,751    5,610,831   1,584,488   2,070,889
                                             -------   ------    ---    ---   ----------   ----------   ---------   ---------
Contract owners'equity end of period .....   $ 3,943   12,628     85     --   18,011,113   13,108,751     904,218   1,584,488
                                             =======   ======    ===    ===   ==========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units .......................     3,729       --     --     --    1,125,512      508,979     295,386     273,532
                                             -------   ------    ---    ---   ----------   ----------   ---------   ---------
   Units purchased .......................       536    3,729     12     --      382,221      679,030       8,169      29,123
   Units redeemed ........................    (2,201)      --     --     --      (94,701)     (62,497)    (63,701)     (7,269)
                                             -------   ------    ---    ---   ----------   ----------   ---------   ---------
   Ending units ..........................     2,064    3,729     12     --    1,413,032    1,125,512     239,854     295,386
                                             =======   ======    ===    ===   ==========   ==========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  GVITIDAgg        GVITIDCon        GVITIDMod       GVITIDModAgg
                                               --------------   ---------------   --------------   --------------
Investment activity:                            2002     2001     2002     2001    2002     2001    2002     2001
                                               -------   ----   --------   ----   -------   ----   -------   ----
   Net investment income (loss) ............   $   (17)   --       2,314    --      2,831    --        964    --
   Realized gain (loss) on investments .....        (2)   --      (2,882)   --    (18,963)   --     (5,585)   --
   Change in unrealized gain (loss)
      on investments .......................     1,012    --         522    --     (6,323)   --    (25,277)   --
   Reinvested capital gains ................        --    --         154    --        433    --        761    --
                                               -------   ----   --------   ----   -------   ----   -------   ----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................       993    --         108    --    (22,022)   --    (29,137)   --
                                               -------   ---    --------   ---    -------   ---    -------   ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............    10,364    --     136,535    --    592,711    --    510,312    --
   Transfers between funds .................    24,243    --     304,588    --    (11,748)   --     24,259    --
   Redemptions (note 3) ....................        --    --    (125,548)   --    (14,730)   --         --    --
   Annual contract maintenance charges
      (note 2) .............................        --    --          --    --        (30)   --         --    --
   Contingent deferred sales charges
      (note 2) .............................        --    --          --    --       (392)   --         --    --
   Adjustments to maintain reserves ........        (3)   --          (2)   --         (9)   --         (2)   --
                                               -------   ----   --------   ----   -------   ----   -------   ----
         Net equity transactions ...........    34,604    --     315,573    --    565,802    --    534,569    --
                                               -------   ----   --------   ----   -------   ----   -------   ----

Net change in contract owners' equity ......    35,597    --     315,681    --    543,780    --    505,432    --
Contract owners' equity beginning
   of period ...............................        --    --          --    --         --    --         --    --
                                               -------   ----   --------   ----   -------   ----   -------   ----
Contract owners' equity end of period ......   $35,597    --     315,681    --    543,780    --    505,432    --
                                               =======   ====   ========   ====   =======   ====   =======   ====

CHANGES IN UNITS:

   Beginning units .........................        --    --          --    --         --    --         --    --
                                               -------   ----   --------   ----   -------   ----   -------   ----
   Units purchased .........................     4,329    --      38,876    --     62,858    --     58,948    --
   Units redeemed ..........................        --    --      (7,051)   --     (2,578)   --         --    --
                                               -------   ----   --------   ----   -------   ----   -------   ----
   Ending units ............................     4,329    --      31,825    --     60,280    --     58,948    --
                                               =======   ====   ========   ====   =======   ====   =======   ====

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                             GVITIDModCon       GVITIntGro     GVITIntGro3           GVITMyMkt
                                            ---------------   --------------   ------------   -----------------------
Investment activity:                          2002     2001    2002     2001    2002   2001      2002         2001
                                            --------   ----   ------   -----   -----   ----   ----------   ----------
   Net investment income (loss) .........   $  4,504     --     (102)    (36)    (43)    --      (31,458)     195,440
   Realized gain (loss) on investments ..     (1,259)    --     (475)     (7)     (9)    --           --           --
   Change in unrealized gain (loss)
      on investments ....................    (19,513)    --   (1,593)   (377)   (634)    --           --            1
   Reinvested capital gains .............        834     --       --      --      --     --           --           --
                                            --------   ----   ------   -----   -----   ----   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (15,434)    --   (2,170)   (420)   (686)    --      (31,458)     195,441
                                            --------   ----   ------   -----   -----   ----   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    441,147     --    1,250   9,788   8,536     --    4,929,877    7,270,977
   Transfers between funds ..............    325,588     --       --      --      --     --    1,968,387    4,576,433
   Redemptions (note 3) .................     (7,138)    --   (2,078)     --      --     --   (6,188,372)  (3,045,460)
   Annual contract maintenance charges
      (note 2) ..........................        (30)    --       (3)     --      --     --       (2,054)        (614)
   Contingent deferred sales charges
      (note 2) ..........................        (94)    --       --      --      --     --      (39,214)     (35,538)
   Adjustments to maintain reserves .....         (5)    --       (1)     (4)     (3)    --          (33)         (97)
                                            --------   ----   ------   -----   -----   ----   ----------   ----------
         Net equity transactions ........    759,468     --     (832)  9,784   8,533     --      668,591    8,765,701
                                            --------   ----   ------   -----   -----   ----   ----------   ----------

Net change in contract owners' equity ...    744,034     --   (3,002)  9,364   7,847     --      637,133    8,961,142
Contract owners' equity beginning
   of period ............................         --     --    9,364      --      --     --   14,563,734    5,602,592
                                            --------   ----   ------   -----   -----   ----   ----------   ----------
Contract owners' equity end of period ...   $744,034     --    6,362   9,364   7,847     --   15,200,867   14,563,734
                                            ========   ====   ======   =====   =====   ====   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................         --     --    1,444      --      --     --    1,351,456      531,049
                                            --------   ----   ------   -----   -----   ----   ----------   ----------
   Units purchased ......................     78,904     --      201   1,444   1,011     --       91,360      988,173
   Units redeemed .......................       (721)    --     (334)     --      --     --      (29,332)    (167,766)
                                            --------   ----   ------   -----   -----   ----   ----------   ----------
   Ending units .........................     78,183     --    1,311   1,444   1,011     --    1,413,484    1,351,456
                                            ========   ====   ======   =====   =====   ====   ==========   ==========

                                                                    (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 GVITNStrVal          GVITSmCapGr          GVITSmCapVal            GVITSmComp
                                             ------------------  --------------------   --------------------  ---------------------
                                                2002      2001      2002       2001        2002      2001        2002       2001
                                             ---------  -------  ---------  ---------   ---------  ---------  ----------  ---------
Investment activity:
   Net investment income (loss) ...........  $  (1,771)  (1,927)   (22,414)   (26,408)    (37,712)   (33,396)    (52,939)   (54,358)
   Realized gain (loss) on investments ....    (45,097)  (1,388)  (337,652)  (129,139)   (178,173)    21,851    (245,974)  (187,279)
   Change in unrealized gain (loss)
      on investments ......................      2,541  (15,619)  (328,253)   (98,007)   (783,112)   283,292    (482,160)  (113,596)
   Reinvested capital gains ...............         --      304         --         --      68,401    208,145          --         --
                                             ---------  -------  ---------  ---------   ---------  ---------  ----------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................    (44,327) (18,630)  (688,319)  (253,554)   (930,596)   479,892    (781,073)  (355,233)
                                             ---------  -------  ---------  ---------   ---------  ---------  ----------  ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............         --    1,320    223,997    314,078     389,809    644,233     220,521    925,430
   Transfers between funds ................   (127,116) 122,680    (71,430)   (53,135)     80,382    469,486    (239,832)  (370,141)
   Redemptions (note 3) ...................    (15,592) (45,594)  (171,914)  (109,031)   (344,923)  (228,027)   (280,298)  (189,900)
   Annual contract maintenance charges
      (note 2) ............................         (8)      (7)      (179)      (109)       (588)      (197)       (629)      (412)
   Contingent deferred sales charges
      (note 2) ............................       (167)      --     (2,890)    (1,610)     (4,408)    (5,901)     (2,327)    (3,301)
   Adjustments to maintain reserves .......         (3)     (15)       (82)      (272)        (82)       (30)         93     (1,952)
                                             ---------  -------  ---------  ---------   ---------  ---------  ----------  ---------
      Net equity transactions .............   (142,886)  78,384    (22,498)   149,921     120,190    879,564    (302,472)   359,724
                                             ---------  -------  ---------  ---------   ---------  ---------  ----------  ---------

Net change in contract owners' equity .....   (187,213)  59,754   (710,817)  (103,633)   (810,406) 1,359,456  (1,083,545)     4,491
Contract owners'equity beginning
   of period ..............................    207,144  147,390  1,969,107  2,072,740   3,000,453  1,640,997   4,240,229  4,235,738
                                             ---------  -------  ---------  ---------   ---------  ---------  ----------  ---------
Contract owners' equity end of period .....  $  19,931  207,144  1,258,290  1,969,107   2,190,047  3,000,453   3,156,684  4,240,229
                                             =========  =======  =========  =========   =========  =========  ==========  =========

CHANGES IN UNITS:
   Beginning units ........................     18,946   12,858    164,348    152,071     194,983    134,671     325,477    299,060
                                             ---------  -------  ---------  ---------   ---------  ---------  ----------  ---------
   Units purchased ........................         --    7,725     54,231     16,457       5,037     70,562      20,768     36,377
   Units redeemed .........................    (16,469)  (1,637)   (58,915)    (4,180)     (1,498)   (10,250)    (48,984)    (9,960)
                                             ---------  -------  ---------  ---------   ---------  ---------  ----------  ---------
   Ending units ...........................      2,477   18,946    159,664    164,348     198,522    194,983     297,261    325,477
                                             =========  =======  =========  =========   =========  =========  ==========  =========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   GVITSMdCpGr                GVITTotRt            GVITTGroFoc     GVITTGroFoc3
                                            ------------------------   -----------------------   ---------------   ------------
Investment activity:                            2002         2001         2002         2001       2002     2001    2002    2001
                                            -----------   ----------   ----------   ----------   ------   ------   -----   ----
   Net investment income (loss) .........   $   (24,031)     (38,179)     (57,195)     (64,176)     (14)     (32)    (16)   --
   Realized gain (loss) on investments ..      (686,385)    (194,960)  (1,961,180)    (786,823)    (357)  (2,610)     (1)   --
   Change in unrealized gain (loss)
      on investments ....................      (136,048)    (848,187)    (109,166)    (907,699)    (404)     403    (313)   --
   Reinvested capital gains .............            --           --           --      300,262       --       --      --    --
                                            -----------   ----------   ----------   ----------   ------   ------   -----   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      (846,464)  (1,081,326)  (2,127,541)  (1,458,436)    (775)  (2,239)   (330)   --
                                            -----------   ----------   ----------   ----------   ------   ------   -----   ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       108,903      339,160      994,267    4,257,321       --       --      --    --
   Transfers between funds ..............      (162,682)     (97,054)    (391,956)    (286,927)  (2,094)   5,110   3,459    --
   Redemptions (note 3) .................      (184,518)    (161,438)  (1,336,754)  (1,429,710)      --       --      --    --
   Annual contract maintenance charges
      (note 2) ..........................          (346)        (347)      (2,561)      (1,543)      --       --      --    --
   Contingent deferred sales charges
      (note 2) ..........................        (1,669)      (3,590)     (17,703)     (28,042)      --       --      --    --
   Adjustments to maintain reserves .....           (40)        (174)        (194)        (276)      --       (2)     (1)   --
                                            -----------   ----------   ----------   ----------   ------   ------   -----   ---
         Net equity transactions ........      (240,352)      76,557     (754,901)   2,510,823   (2,094)   5,108   3,458    --
                                            -----------   ----------   ----------   ----------   ------   ------   -----   ---

Net change in contract owners'equity ....    (1,086,816)  (1,004,769)  (2,882,442)   1,052,387   (2,869)   2,869   3,128    --
Contract owners' equity beginning
   of period ............................     2,336,883    3,341,652   10,986,582    9,934,195    2,869       --      --    --
                                            -----------   ----------   ----------   ----------   ------   ------   -----   ---
Contract owners' equity end of period ...   $ 1,250,067    2,336,883    8,104,140   10,986,582       --    2,869   3,128    --
                                            ===========   ==========   ==========   ==========   ======   ======   =====   ===
CHANGES IN UNITS:
   Beginning units ......................       286,498      281,482    1,211,392      952,292      755       --      --    --
                                            -----------   ----------   ----------   ----------   ------   ------   -----   ---
   Units purchased ......................        18,149        7,185      155,478      333,553       --      755     418    --
   Units redeemed .......................       (57,862)      (2,169)    (270,326)     (74,453)    (755)      --      --    --
                                            -----------   ----------   ----------   ----------   ------   ------   -----   ---
   Ending units .........................       246,785      286,498    1,096,544    1,211,392       --      755     418    --
                                            ===========   ==========   ==========   ==========   ======   ======   =====   ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  GVITWLead                JanCapAp          JanGITechS2         JanGITech
                                            ---------------------   ---------------------   -------------   ---------------------
Investment activity:                           2002        2001        2002       2001       2002    2001     2002        2001
                                            ---------   ---------   ---------   ---------   ------   ----   ---------   ---------
   Net investment income (loss) .........   $  (1,486)      4,054     (30,142)    (16,591)    (277)   --      (16,567)    (12,871)
   Realized gain (loss) on investments ..     (57,634)    (36,247)   (418,086)   (315,881)    (494)   --     (563,757)   (258,959)
   Change in unrealized gain (loss)
      on investments ....................    (161,433)   (183,604)    (77,356)   (557,527)  (8,100)   --      (98,233)   (592,140)
   Reinvested capital gains .............          --          --          --          --       --    --           --          --
                                            ---------   ---------   ---------   ---------   ------   ----   ---------   ---------
      Net increase (decrease) in contract
         owners'equity resulting from
         operations .....................    (220,553)   (215,797)   (525,584)   (889,999)  (8,871)   --     (678,557)   (863,970)
                                            ---------   ---------   ---------   ---------   ------   ----   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      31,637      97,328     178,361   1,657,617   30,710    --       81,886     850,150
   Transfers between funds ..............     (24,728)    (39,740)   (178,013)   (676,469)  15,920    --     (113,439)   (130,183)
   Redemptions (note 3) .................     (49,429)    (30,791)   (358,606)   (177,395)  (1,753)   --     (112,732)   (128,728)
   Annual contract maintenance charges
      (note 2) ..........................         (41)        (18)       (692)       (478)      (1)   --         (364)       (247)
   Contingent deferred sales charges
      (note 2) ..........................      (1,137)       (654)     (5,629)     (2,752)      --    --       (1,921)     (1,953)
   Adjustments to maintain reserves .....         (51)        (36)       (172)         65       (5)   --          (50)       (111)
                                            ---------   ---------   ---------   ---------   ------   ----   ---------   ---------
         Net equity transactions ........     (43,749)     26,089    (364,751)    800,588   44,871    --     (146,620)    588,928
                                            ---------   ---------   ---------   ---------   ------   ----   ---------   ---------
Net change in contract owners' equity ...    (264,302)   (189,708)   (890,335)    (89,411)  36,000    --     (825,177)   (275,042)
Contract owners' equity beginning
   of period ............................     863,216   1,052,924   3,125,669   3,215,080       --    --    1,653,621   1,928,663
                                            ---------   ---------   ---------   ---------   ------   ----   ---------   ---------
Contract owners' equity end of period ...   $ 598,914     863,216   2,235,334   3,125,669   36,000    --      828,444   1,653,621
                                            =========   =========   =========   =========   ======   ====   =========   =========
CHANGES IN UNITS:
   Beginning units ......................     109,497     106,911     487,923     386,899       --    --      401,951     289,716
                                            ---------   ---------   ---------   ---------   ------   ----   ---------   ---------
   Units purchased ......................       4,632       3,673      33,394     135,371    5,263    --       31,886     138,436
   Units redeemed .......................     (10,858)     (1,087)   (100,469)    (34,347)    (184)   --      (88,069)    (26,201)
                                            ---------   ---------   ---------   ---------   ------   ----   ---------   ---------
   Ending units .........................     103,271     109,497     420,848     487,923    5,079    --      345,768     401,951
                                            =========   =========   =========   =========   ======   ====   =========   =========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                            JanIntGroS2           JanIntGro              NBAMTGuard              NBAMTMCGr
                                          ---------------   ----------------------   ------------------   -----------------------
                                            2002     2001      2002         2001       2002      2001        2002        2001
                                          --------   ----   ----------   ---------   --------   -------   ----------   ----------
Investment activity:
   Net investment income (loss)........   $   (361)    --      (17,679)    (19,421)    (3,922)   (5,631)     (43,699)     (57,575)
   Realized gain (loss) on
      investments......................       (289)    --     (588,408)   (211,114)   (22,215)      956     (544,356)    (280,705)
   Change in unrealized gain (loss)
      on investments...................     (8,291)    --     (110,355)   (564,682)  (149,435)  (46,664)    (568,975)    (960,109)
   Reinvested capital gains............         --     --           --          --         --    33,041           --           --
                                          --------    ---   ----------   ---------   --------   -------   ----------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.....     (8,941)    --     (716,442)   (795,217)  (175,572)  (18,298)  (1,157,030)  (1,298,389)
                                          --------    ---   ----------   ---------   --------   -------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3).........     37,909     --       81,555   1,452,885     68,589   181,822      236,015      969,870
   Transfers between funds.............     64,166     --     (302,896)   (266,260)    36,652     7,057     (165,770)    (252,761)
   Redemptions (note 3)................       (759)    --     (268,987)   (167,025)   (69,636)   (9,964)    (269,831)    (272,108)
   Annual contract maintenance
      charges (note 2).................        (12)    --         (472)       (190)       (84)       (4)        (792)        (593)
   Contingent deferred sales charges
      (note 2).........................        (20)    --       (4,264)     (4,366)    (1,341)     (349)      (3,083)      (7,832)
   Adjustments to maintain reserves....         67     --       (5,302)       (108)       (41)       13         (267)        (196)
                                          --------    ---   ----------   ---------   --------   -------   ----------   ----------
      Net equity transactions..........    101,351     --     (500,366)  1,014,936     34,139   178,575    (203,728)      436,380
                                          --------    ---   ----------   ---------   --------   -------   ----------   ----------

Net change in contract owners'
   equity..............................     92,410     --   (1,216,808)    219,719   (141,433)  160,277   (1,360,758)    (862,009)
Contract owners' equity beginning
   of period...........................         --     --    2,843,102   2,623,383    625,003   464,726    3,789,556    4,651,565
                                          --------    ---   ----------   ---------   --------   -------   ----------   ----------
Contract owners' equity end
   of period...........................   $ 92,410     --    1,626,294   2,843,102    483,570   625,003    2,428,798    3,789,556
                                          ========    ===   ==========   =========   ========   =======   ==========   ==========

CHANGES IN UNITS:
   Beginning units.....................         --     --      470,389     327,658     55,575    40,126      376,746      343,557
                                          --------    ---   ----------   ---------   --------   -------   ----------   ----------
   Units purchased.....................     12,035     --       17,101     175,519      5,197    16,223       35,666       44,843
   Units redeemed......................        (88)    --     (119,915)    (32,788)    (1,480)     (774)     (65,827)     (11,654)
                                          --------    ---   ----------   ---------   --------   -------   ----------   ----------
   Ending units........................     11,947     --      367,575     470,389     59,292    55,575      346,585      376,746
                                          ========    ===   ==========   =========   ========   =======   ==========   ==========

                                                                   (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 NBAMTPart               OppAggGro                  OppCapAp
                                            -------------------   -----------------------   -----------------------
Investment activity:                           2002      2001       2002         2001         2002         2001
                                            ---------   -------   ----------   ----------   ----------   ----------
   Net investment income (loss) .........   $  (5,153)   (5,499)     (43,334)     (35,463)     (87,115)    (105,644)
   Realized gain (loss) on investments ..     (53,676)   (8,453)  (2,490,000)  (1,452,942)  (1,565,618)    (228,529)
   Change in unrealized gain (loss)
      on investments ....................    (126,086)  (27,618)     292,664   (3,610,547)  (2,187,527)  (2,868,543)
   Reinvested capital gains .............          --    18,142           --    1,359,088           --    1,212,085
                                            ---------   -------   ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (184,915)  (23,428)  (2,240,670)  (3,739,864)  (3,840,260)  (1,990,631)
                                            ---------   -------   ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     163,777   241,174      467,240    2,247,457    1,067,184    4,360,951
   Transfers between funds ..............      14,019   (24,555)    (487,823)  (1,139,955)    (362,700)    (548,725)
   Redemptions (note 3) .................    (129,987)  (56,049)    (702,722)    (585,319)  (1,397,762)  (1,175,983)
   Annual contract maintenance charges
      (note 2) ..........................         (42)      (16)      (1,708)      (1,282)      (3,312)      (2,149)
   Contingent deferred sales charges
      (note 2) ..........................      (1,098)     (255)      (8,932)     (11,815)     (21,266)     (24,572)
   Adjustments to maintain reserves .....         (20)      (23)        (222)          24       (4,389)     (12,240)
                                            ---------   -------   ----------   ----------   ----------   ----------
         Net equity transactions ........      46,649   160,276     (734,167)     509,110     (722,245)   2,597,282
                                            ---------   -------   ----------   ----------   ----------   ----------

Net change in contract owners' equity ...    (138,266)  136,848   (2,974,837)  (3,230,754)  (4,562,505)     606,651
Contract owners' equity beginning
   of period ............................     598,209   461,361    7,893,280   11,124,034   13,348,283   12,741,632
                                            ---------   -------   ----------   ----------   ----------   ----------
Contract owners' equity end of period ...   $ 459,943   598,209    4,918,443    7,893,280    8,785,778   13,348,283
                                            =========   =======   ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................      57,673      42,613      916,594      875,332    1,225,154    1,007,367
                                            ---------     -------   ----------   ----------   ----------   ----------
   Units purchased ......................       2,296      18,832       73,890       59,181      164,508      279,509
   Units redeemed .......................        (682)     (3,772)    (188,274)     (17,919)    (271,378)     (61,722)
                                            ---------     -------   ----------   ----------   ----------   ----------
   Ending units .........................      59,287      57,673      802,210      916,594    1,118,284    1,225,154
                                            =========     =======   ==========   ==========   ==========   ==========
                                                   OppMSGrInc
                                            -----------------------
Investment activity:                           2002         2001
                                            ----------   ----------
   Net investment income (loss) .........      (73,712)    (103,039)
   Realized gain (loss) on investments ..     (720,009)    (233,284)
   Change in unrealized gain (loss)
      on investments ....................   (1,766,585)  (1,066,573)
   Reinvested capital gains .............           --           --
                                            ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (2,560,306)  (1,402,896)
                                            ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    1,400,668    4,639,386
   Transfers between funds ..............     (342,001)    (649,925)
   Redemptions (note 3) .................   (1,505,008)    (984,192)
   Annual contract maintenance charges
      (note 2) ..........................       (2,377)      (1,235)
   Contingent deferred sales charges
      (note 2) ..........................      (25,814)     (22,770)
   Adjustments to maintain reserves .....         (286)        (589)
                                            ----------   ----------
         Net equity transactions ........     (474,818)   2,980,675
                                            ----------   ----------

Net change in contract owners' equity ...   (3,035,124)   1,577,779
Contract owners' equity beginning
   of period ............................   12,425,085   10,847,306
                                            ----------   ----------
Contract owners' equity end of period ...    9,389,961   12,425,085
                                            ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................    1,400,831    1,083,351
                                            ----------   ----------
   Units purchased ......................      246,612      400,177
   Units redeemed .......................     (325,198)     (82,697)
                                            ----------   ----------
   Ending units .........................    1,322,245    1,400,831
                                            ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 SalBrCap               SalBrHYBd              SalBrInv             SalBrTotRet
                                         -----------------------  --------------------  ---------------------  --------------------
Investment activity:                         2002        2001        2002       2001       2002       2001        2002      2001
                                         -----------  ----------  ---------  ---------  ----------  ---------  ---------  ---------
   Net investment income (loss) .......  $  (136,960)    (91,590)   120,555    115,418     (16,013)   (30,144)     3,192     29,434
   Realized gain (loss) on
      investments .....................     (353,894)     67,541    (22,132)   (16,105)   (155,200)    36,241    (42,087)    11,231
   Change in unrealized gain (loss)
      on investments ..................   (3,830,968)   (158,119)    11,919    (52,516) (1,566,078)  (396,388)  (264,552)   (88,147)
   Reinvested capital gains ...........           --     174,572         --         --          --     61,836         --         --
                                         -----------  ----------  ---------  ---------  ----------  ---------  ---------  ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ....   (4,321,822)     (7,596)   110,342     46,797  (1,737,291)  (328,455)  (303,447)   (47,482)
                                         -----------  ----------  ---------  ---------  ----------  ---------  ---------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........    2,067,473   4,894,130    395,789    705,236   1,115,098  2,697,508  1,127,433  1,614,101
   Transfers between funds ............     (137,970)    425,712     43,475    (10,213)     56,523    467,727     17,224     21,841
   Redemptions (note 3) ...............   (1,793,192) (1,394,490)  (170,895)  (264,700)   (915,065)  (695,824)  (633,086)  (331,354)
   Annual contract maintenance
      charges (note 2) ................       (2,462)       (616)      (374)      (121)     (1,012)      (161)    (1,073)      (174)
   Contingent deferred sales charges
      (note 2) ........................      (30,841)    (13,986)    (2,047)    (1,396)    (15,185)    (9,438)   (11,477)    (9,512)
   Adjustments to maintain reserves ...       (3,089)       (124)       (12)       (10)       (174)      (156)       (43)       (28)
                                         -----------  ----------  ---------  ---------  ----------  ---------  ---------  ---------
         Net equity transactions ......       99,919   3,910,626    265,936    428,796     240,185  2,459,656    498,978  1,294,874
                                         -----------  ----------  ---------  ---------  ----------  ---------  ---------  ---------

Net change in contract owners'equity ..   (4,221,903)  3,903,030    376,278    475,593  (1,497,106) 2,131,201    195,531  1,247,392
Contract owners'equity beginning
   of period ..........................   15,488,381  11,585,351  1,757,969  1,282,376   6,632,102  4,500,901  3,087,144  1,839,752
                                         -----------  ----------  ---------  ---------  ----------  ---------  ---------  ---------
Contract owners'equity end of period ..  $11,266,478  15,488,381  2,134,247  1,757,969   5,134,996  6,632,102  3,282,675  3,087,144
                                         ===========  ==========  =========  =========  ==========  =========  =========  =========

CHANGES IN UNITS:
   Beginning units ....................    1,191,775     895,490    166,474    125,878     586,817    375,930    298,720    174,110
                                         -----------  ----------  ---------  ---------  ----------  ---------  ---------  ---------
   Units purchased ....................      239,737     357,820     31,404     51,982      17,293    248,892     64,028    145,598
   Units redeemed .....................     (257,944)    (61,535)    (6,871)   (11,386)     (5,272)   (38,005)   (16,814)   (20,988)
                                         -----------  ----------  ---------  ---------  ----------  ---------  ---------  ---------
   Ending units .......................    1,173,568   1,191,775    191,007    166,474     598,838    586,817    345,934    298,720
                                         ===========  ==========  =========  =========  ==========  =========  =========  =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   VEWrldEMkt            VEWrldHAs            VKEmMkt           VKUSRealEst
                                            ----------------------   -----------------   -----------------   ------------------
Investment activity:                           2002         2001       2002      2001      2002      2001      2002       2001
                                            ----------   ---------   -------   -------   -------   -------   --------   ------
   Net investment income (loss) .........   $  (14,023)    (17,901)     (662)     (535)   18,106    26,921     16,728    15,347
   Realized gain (loss) on investments ..     (302,524)   (174,484)   (6,685)    2,676    (6,433)      743      5,581       678
   Change in unrealized gain (loss)
      on investments ....................      272,992     134,897       597   (16,756)   11,815     1,211    (76,923)    7,792
   Reinvested capital gains .............           --          --        --        --        --        --     20,429     3,377
                                            ----------   ---------   -------    ------   -------   -------   --------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      (43,555)    (57,488)   (6,750)  (14,615)   23,488    28,875    (34,185)   27,194
                                            ----------   ---------   -------    ------   -------   -------   --------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........        5,563     114,986     8,956    52,802     6,909    15,769    199,040   356,677
   Transfers between funds ..............      (66,063)   (108,021)     (334)   (2,676)  (16,813)   26,877    273,019    37,046
   Redemptions (note 3) .................     (242,806)    (59,228)  (29,528)   (7,431)  (34,749)  (49,073)  (105,485)  (11,252)
   Annual contract maintenance charges
      (note 2) ..........................         (180)       (124)       --        --       (68)      (33)      (311)      (27)
   Contingent deferred sales charges
      (note 2) ..........................       (1,492)     (1,343)     (953)     (304)       --    (1,830)    (1,907)      (88)
   Adjustments to maintain reserves .....          (20)        (32)        2         7       (10)       (9)       (20)        9
                                            ----------   ---------   -------    ------   -------   -------   --------   -------
      Net equity transactions ...........     (304,998)    (53,762)  (21,857)   42,398   (44,731)   (8,299)   364,336   382,365
                                            ----------   ---------   -------    ------   -------   -------   --------   -------

Net change in contract owners'equity ....     (348,553)   (111,250)  (28,607)   27,783   (21,243)   20,576    330,151   409,559
Contract owners' equity beginning
   of period ............................    1,229,368   1,340,618   116,092    88,309   364,470   343,894    560,937   151,378
                                            ----------   ---------   -------    ------   -------   -------   --------   -------
Contract owners'equity end of period ....   $  880,815   1,229,368    87,485   116,092   343,227   364,470    891,088   560,937
                                            ==========   =========   =======    ======   =======   =======   ========   =======
CHANGES IN UNITS:
   Beginning units ......................      141,871     149,768    11,606     7,795    27,000    27,654     41,796    12,215
                                            ----------   ---------   -------    ------   -------   -------   --------   -------
   Units purchased ......................          655      17,375     1,061     4,423       525     4,340     30,840    30,403
   Units redeemed .......................      (36,353)    (25,272)   (3,538)     (612)   (3,915)   (4,994)    (4,763)     (822)
                                            ----------   ---------   -------    ------   -------   -------   --------   -------
   Ending units .........................      106,173     141,871     9,129    11,606    23,610    27,000     67,873    41,796
                                            ==========   =========   =======    ======   =======   =======   ========   =======

See accompanying notes to financial statements.

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-8

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 2002 and 2001

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-8 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 3, 1995. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b)  The Contracts

          Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or payout phase may invest in the following:

               Portfolios of the American Century Variable Portfolios,
               Inc. (American Century VP);
                    American Century VP - Income & Growth Fund - Class I
                       (ACVPIncGr)
                    American Century VP - International Fund - Class I
                       (ACVPInt)
                    American Century VP - International Fund - Class III
                       (ACVPInt3)
                    American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Value Fund - Class I (ACVPVal)

               Portfolios of the Credit Suisse Trust;
                    Credit Suisse Trust - Global Post-Venture Capital
                       Portfolio (CSGPVen)*
                    Credit Suisse Trust - International Focus Portfolio
                       (CSIntFoc)*
                    Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                    Dreyfus IP - Small Cap Stock Index Portfolio - Service
                       Class (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund - Initial Shares (DryStkIx)*

               Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                    Dreyfus VIF - Appreciation Portfolio - Initial Shares
                       (DryVIFApp)

               Portfolios of the Federated Insurance Series (Federated IS);
                    Federated IS - American Leaders Fund II - Primary Shares
                       (FedAmLead)*
                    Federated IS - High Income Bond Fund II - Primary Shares
                       (FedHiInc)*
                    Federated IS - Quality Bond Fund II - Primary Shares
                       (FedQualBd)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);
                    Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                       (FidVIPEI)*
                    Fidelity(R) VIP - Equity-Income Portfolio - Service Class
                       (FidVIPEIS)
                    Fidelity(R) VIP - Growth Portfolio - Service Class
                       (FidVIPGrS)
                    Fidelity(R) VIP - High Income Portfolio - Service Class
                       (FidVIPHIS)
                    Fidelity(R) VIP - Overseas Portfolio - Initial Class
                       (FidVIPOv)*
                    Fidelity(R) VIP - Overseas Portfolio - Service Class
                       (FidVIPOvS)
                    Fidelity(R) VIP - Overseas Portfolio - Service Class R
                       (FidVIPOvSR)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8

               Portfolio of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);
                    Fidelity(R) VIP II - Contrafund(R) Portfolio - Service
                       Class(FidVIPConS)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);
                    Fidelity(R) VIP III - Growth Opportunities Portfolio -
                       Service Class (FidVIPGrOpS)
                    Fidelity(R) VIP III - Value Strategies Portfolio -
                       Service Class (FidVIPVaIS)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
               GVIT) (formerly Nationwide(R) Separate Account Trust) (managed for a fee by an affiliated investment advisor);
                    Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
                       (formerly Federated Equity Income Fund)
                    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                       (GVITDMidCapI)
                    Gartmore GVIT Emerging Markets Fund - Class I
                       (GVITEmMrkts)
                    Gartmore GVIT Emerging Markets Fund - Class III
                       (GVITEmMrkts3)
                    Gartmore GVIT Federated High Income Bond Fund - Class I
                       (GVITFHiInc)
                    Gartmore GVIT Global Technology and Communications Fund -
                       Class I (GVITGlTech)
                    Gartmore GVIT Global Technology and Communications Fund -
                       Class III (GVITGlTech3)
                    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                       (formerly Capital Appreciation Fund)
                    Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                    Gartmore GVIT ID Conservative Fund (GVITIDCon)
                    Gartmore GVIT ID Moderate Fund (GVITIDMod)
                    Gartmore GVIT ID Moderately Aggressive Fund
                       (GVITIDModAgg)
                    Gartmore GVIT ID Moderately Conservative Fund
                       (GVITIDModCon)
                    Gartmore GVIT International Growth Fund - Class I
                       (GVITIntGro)
                    Gartmore GVIT International Growth Fund - Class III
                       (GVITIntGro3)
                    Gartmore GVIT J.P.Morgan Balanced Fund - Class I
                       (GVITJPBal)*
                    Gartmore GVIT MAS Multi Sector Bond Fund - Class I
                       (GVITMMultiSec)*
                    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide(R) Strategic Value Fund -
                       Class I (GVITNStrVal)
                    Gartmore GVIT Small Cap Growth Fund - Class I
                       (GVITSmCapGr)
                    Gartmore GVIT Small Cap Value Fund - Class I
                       (GVITSmCapVal)
                    Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Strong Mid Cap Growth Fund - Class I
                       (GVITSMdCpGr)
                    Gartmore GVIT Total Return Fund - Class I (GVITTotRt) Gartmore GVIT Turner Growth Focus Fund - Class I
                       (GVITTGroFoc)*
                    Gartmore GVIT Turner Growth Focus Fund - Class III
                       (GVITTGroFoc3)
                    Gartmore GVIT Worldwide Leaders Fund - Class I
                       (GVITWLead)

               Portfolios of the Janus Aspen Series (Janus AS);
                    Janus AS - Capital Appreciation Portfolio - Service
                       Shares (JanCapAp)
                    Janus AS - Global Technology Portfolio - Service II
                       Shares (JanGlTechS2)
                    Janus AS - Global Technology Portfolio - Service Shares
                       (JanGlTech)
                    Janus AS - International Growth Portfolio - Service II
                       Shares (JanIntGroS2)
                    Janus AS - International Growth Portfolio - Service
                       Shares (JanIntGro)

               Portfolios of the MFS Variable Insurance Trust (MFS(R)VIT);
                    MFS(R) VIT - Emerging Growth Series - Initial Class
                       (MFSEmGrSe)*
                    MFS(R) VIT - Total Return Series - Initial Class
                       (MFSTotReSe)*

               Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                    Neuberger Berman AMT - Guardian Portfolio - I Class
                       Shares (NBAMTGuard)
                    Neuberger Berman AMT - Mid-Cap Growth Portfolio(R)
                       (NBAMTMCGr)
                    Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)

               Portfolios of the Oppenheimer Variable Annuity (VA);
                    Oppenheimer Aggressive Growth Fund/VA - Initial Class
                       (OppAggGro)
                    Oppenheimer Capital Appreciation Fund/VA - Initial Class
                       (OppCapAp)
                    Oppenheimer Global Securities Fund/VA - Initial Class
                       (OppGlSec)*
                    Oppenheimer Main Street Growth & Income Fund/VA - Initial
                       Class (OppMSGrInc)

               Portfolios of the Salomon Brothers Variable Series Funds
               Inc. (Salomon Brothers VSF Inc.);
                    Salomon Brothers VSF Inc. Capital Fund (SalBrCap)
                    Salomon Brothers VSF Inc. High Yield Bond Fund (SalBrHYBd) Salomon Brothers VSF Inc. Investors Fund (SalBrInv) Salomon Brothers VSF Inc. Total Return Fund (SalBrTotRet)

               Strong Opportunity Fund II, Inc.(StOpp2)*

               Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck
               WIT);
                    Van Eck WIT - Worldwide Emerging Markets Fund
                       (VEWrldEMkt)
                    Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Portfolios of the Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);
                    Van Kampen UIF - Emerging Markets Debt
                       Portfolio - Class A (VKEmMkt)
                    Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)* Van Kampen UIF - U.S. Real Estate Portfolio - Class A
                       (VKUSRealEst)

               * At December 31, 2002, contract owners have not invested in this fund.

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account.Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company may deduct an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.


                Nationwide Variable Account-8 Options                   America'sVision   America's Vision Plus
   ------------------------------------------------------------------   ---------------   ---------------------
   Mortality and Expense Risk - Basic                                        1.40%+               1.40%

   Beneficiary Protector Option                                                --                 0.40%
      Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

   Maximum Variable Account Charges*                                         1.40%+               1.80%

  *When maximum options are utilized.

  +Includes 0.15% administration charge.

The following table provides mortality and expense risk charges by asset fee rates for the year ended December 31, 2002:

                           Total      ACVPIncGr   ACVPInt   ACVPInt3   ACVPUltra
                         ----------   ---------   -------   --------   ---------
1.40%.................   $2,956,408     29,440     83,510     1,031         7
1.80%.................        7,005                    --        --        --
                         ----------     ------     ------     -----       ---
   Totals.............   $2,963,413     29,440     83,510     1,031         7
                         ==========     ======     ======     =====       ===

                          ACVPVal   CSLCapV   DrySmCapIxS   DrySRGro   DryVIFApp
                          -------   -------   -----------   --------   ---------
1.40%.................    $62,207    2,721         17        66,233     54,094
1.80%.................        101       --         --            --        513
                          -------    -----         ---       ------     ------
   Totals.............    $62,308    2,721         17        66,233     54,607
                          =======    =====         ===       ======     ======

                       FedQualBd   FidVIPEIS   FidVIPGrS   FidVIPHIS   FidVIPOvS
                       ---------   ---------   ---------   ---------   ---------
1.40%.................   $61,129     151,578    325,516     20,736      38,180
1.80%.................       663       1,074         96         --          --
                         -------     -------    -------     ------      ------
   Totals.............   $61,792     152,652    325,612     20,736      38,180
                         =======     =======    =======     ======      ======

                   FidVIPOvSR   FidVIPConS   FidVIPGrOpS   FidVIPVaIS   GVITCVal
                   ----------   ----------   -----------   ----------   --------
1.40%...........     $648        214,409       33,895          25        11,438
                     ----        -------       ------         ---        ------
   Totals.......     $648        214,409       33,895          25        11,438
                     ====        =======       ======         ===        ======

             GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3   GVITFHiInc   GVITGlTech
             ------------   -----------   ------------   ----------   ----------
1.40%......    $103,372         154           165          8,956         100
1.80%......          94          --            --             --          --
               --------         ---           ---          -----         ---
   Totals..    $103,466         154           165          8,956         100
               ========         ===           ===          =====         ===

                    GVITGlTech3   GVITGvtBd   GVITGrowth   GVITIDAgg   GVITIDCon
                    -----------   ---------   ----------   ---------   ---------
1.40%............       $--        220,600      17,269        102         1,481
1.80%............        --          1,870          --         --            --
                        ---        -------      ------        ---         -----
   Totals........       $--        222,470      17,269        102         1,481
                        ===        =======      ======        ===         =====

              GVITIDMod   GVITIDModAgg   GVITIDModCon   GVITIntGro   GVITIntGro3
              ---------   ------------   ------------   ----------   -----------
1.40%......    $2,879        2,808          5,043          102           43
               ------        -----          -----          ---           ---
   Totals..    $2,879        2,808          5,043          102           43
               ======        =====          =====          ===           ===

               GVITMyMkt   GVITNStrVal   GVITSmCapGr   GVITSmCapVal   GVITSmComp
               ---------   -----------   -----------   ------------   ----------
1.40%.......    $216,156      1,779        22,414         37,763         52,939
1.80%.......          --         --            --            200             --
                --------      -----        ------         ------         ------
   Totals...    $216,156      1,779        22,414         37,963         52,939
                ========      =====        ======         ======         ======

               GVITSMdCpGr   VITTotRt   GVITTGroFoc   GVITTGroFoc3    FGVITWLead
               -----------   --------   -----------   ------------    ----------
1.40%.......     $24,031      140,087       14             16           10,432
1.80%.......          --          218       --             --               --
                 -------      -------      ---             ---          ------
   Totals...     $24,031      140,305       14             16           10,432
                 =======      =======      ===             ===          ======

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8

                    JanCapAp   JanGlTechS2   JanGlTech   JanIntGroS2   JanIntGro
                    --------   -----------   ---------   -----------   ---------
1.40% ...........    $38,313       277        16,567         537        31,472
1.80% ...........        100        --            --          --            --
                     -------       ---        ------         ---        ------
   Totals .......    $38,413       277        16,567         537        31,472
                     =======       ===        ======         ===        ======

                       NBAMTGuard   NBAMTMCGr   NBAMTPart   OppAggGro   OppCapAp
                       ----------   ---------   ---------   ---------   --------
1.40% ...........       $7,836        43,699      8,002       87,980     154,229
1.80% ...........           --            --         --           --         477
                        ------        ------      -----       ------     -------
   Totals .......       $7,836        43,699      8,002       87,980     154,706
                        ======        ======      =====       ======     =======

                      OppMSGrInc   SalBrCap   SalBrHYBd   SalBrInv   SalBrTotRet
                      ----------   --------   ---------   --------   -----------
1.40% ...........      $157,634     192,391     27,557     83,832      46,226
1.80% ...........           865         202         --        492          40
                       --------     -------     -------    ------      ------
   Totals .......      $158,499     192,593     27,557     84,324      46,266
                       ========     =======     ======     ======      ======

                     VEWrldEMkt   VEWrldHAs    VKEmMkt   VKUSRealEst
                     ----------   ---------    -------   -----------
1.40% ...........     $16,283       1,655       4,993      11,406
                      -------       -----       -----      ------
   Totals .......     $16,283       1,655       4,993      11,406
                      =======       =====       =====      ======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers to the Account from the fixed account were $22,456,255 and $56,898,040, respectively, and total transfers from the Account to the fixed account were $18,468,006 and $8,371,635, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(4)  Contract Owners' Equity Schedule

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and the contract expense rate and total return for the period ended December 31, 2002:

                                                         Contract                     Unit        Contract       Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
     American Century VP - Income & Growth Fund - Class I
        2002 .......................................       1.40%         250,186    $7.179590     $1,796,233     -20.50%

     American Century VP - International Fund - Class I
        2002 .......................................       1.40%         688,081     6.581398      4,528,535     -21.49%

     American Century VP - International Fund - Class III
        2002 .......................................       1.40%          23,266     8.038975        187,035     -19.61% 5/1/02

     American Century VP - Ultra(R) Fund - Class I
        2002 .......................................       1.40%              76     7.962903            605     -20.37% 5/1/02

     American Century VP - Value Fund - Class I
        2002 .......................................       1.40%         392,826    10.995838      4,319,451     -13.84%
                                                           1.80%             586     9.193603          5,387     -14.19%

     Credit Suisse Trust - Large Cap Value Portfolio
        2002 .......................................       1.40%          19,997     8.100504        161,986     -24.17%

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2002 .......................................       1.40%             492     7.603070          3,741     -23.97% 5/1/02

     Dreyfus Socially Responsible Growth Fund, Inc., The
        2002 .......................................       1.40%         614,136     5.628516      3,456,674     -29.94%

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2002 .......................................       1.40%         390,140     7.907593      3,085,068     -17.88%
                                                           1.80%           3,403     7.507889         25,549     -18.22%

     Federated IS - Quality Bond Fund II - Primary Shares
        2002 .......................................       1.40%         402,762    12.456595      5,017,043       7.78%
                                                           1.80%           3,473    11.138147         38,683       7.34%

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
        2002 .......................................       1.40%       1,073,801     8.470071      9,095,171     -18.16%
                                                           1.80%           7,362     7.621790         56,112     -18.49%

     Fidelity(R) VIP - Growth Portfolio - Service Class
        2002 .......................................       1.40%       2,876,293     6.000703     17,259,780     -31.18%
                                                           1.80%           1,145     5.937741          6,799     -31.46%

     Fidelity(R) VIP - High Income Portfolio - Service Class
        2002 .......................................       1.40%         196,211     7.022305      1,377,853       2.17%

     Fidelity(R) VIP - Overseas Portfolio - Service Class
        2002 .......................................       1.40%         336,058     6.021853      2,023,692     -21.46%

     Fidelity(R) VIP - Overseas Portfolio - Service Class R
        2002 .......................................       1.40%           9,740     7.724242         75,234     -22.76% 5/1/02

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
        2002 .......................................       1.40%       1,521,102     8.353442     12,706,437     -10.69%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-8

                                                         Contract                     Unit        Contract       Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
        2002 .......................................       1.40%         346,681     5.631197      1,952,229     -23.01%

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
        2002 .......................................       1.40%           1,415     7.438892         10,526     -25.61% 5/1/02

     Gartmore GVIT Comstock Value Fund - Class I
        2002 .......................................       1.40%         100,006     6.420208        642,059     -26.19%

     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
        2002 .......................................       1.40%         577,676    10.794460      6,235,700     -16.49%
                                                           1.80%             595     8.131783          4,838     -16.83%

     Gartmore GVIT Emerging Markets Fund - Class I
        2002 .......................................       1.40%           1,555     6.784099         10,549     -16.42%

     Gartmore GVIT Emerging Markets Fund - Class III
        2002 .......................................       1.40%             501     7.500827          3,758     -24.99% 5/1/02

     Gartmore GVIT Federated High Income Bond Fund - Class I
        2002 .......................................       1.40%          70,370     9.698125        682,457       1.78%

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2002 .......................................       1.40%           2,064     1.910471          3,943     -43.58%

     Gartmore GVIT Global Technology and Communications Fund - Class III
        2002 .......................................       1.40%              12     7.121827             85     -28.78% 5/1/02

     Gartmore GVIT Government Bond Fund - Class I
        2002 .......................................       1.40%       1,403,244    12.756340     17,900,258       9.43%
                                                           1.80%           9,788    11.325598        110,855       8.99%

     Gartmore GVIT Growth Fund - Class I
        2002 .......................................       1.40%         239,854     3.769867        904,218     -29.72%

     Gartmore GVIT ID Aggressive Fund
        2002 .......................................       1.40%           4,329     8.222834         35,597     -17.77% 1/25/02

     Gartmore GVIT ID Conservative Fund
        2002 .......................................       1.40%          31,825     9.919273        315,681      -0.81% 1/25/02

     Gartmore GVIT ID Moderate Fund
        2002 .......................................       1.40%          60,280     9.020903        543,780      -9.79% 1/25/02

     Gartmore GVIT ID Moderately Aggressive Fund
        2002 .......................................       1.40%          58,948     8.574196        505,432     -14.26% 1/25/02

     Gartmore GVIT ID Moderately Conservative Fund
        2002 .......................................       1.40%          78,183     9.516564        744,034      -4.83% 1/25/02

     Gartmore GVIT International Growth Fund - Class I
        2002 .......................................       1.40%           1,311     4.852467          6,362     -25.17%

     Gartmore GVIT International Growth Fund - Class III
        2002 .......................................       1.40%           1,011     7.761892          7,847     -22.38% 5/1/02

                                                          Contract                    Unit        Contract       Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
     Gartmore GVIT Money Market Fund - Class I
        2002 .......................................       1.40%       1,413,484    10.754184     15,200,867      -0.21%

     Gartmore GVIT Nationwide(R)Strategic Value Fund - Class I
        2002 .......................................       1.40%           2,477     8.046365         19,931     -26.41%

     Gartmore GVIT Small Cap Growth Fund - Class I
        2002 .......................................       1.40%         159,664     7.880865      1,258,290     -34.22%

     Gartmore GVIT Small Cap Value Fund - Class I
        2002 .......................................       1.40%         196,818    11.067332      2,178,250     -28.18%
                                                           1.80%           1,704     6.923267         11,797     -28.48%

     Gartmore GVIT Small Company Fund - Class I
        2002 .......................................       1.40%         297,261    10.619233      3,156,684     -45.99%

     Gartmore GVIT Strong Mid Cap Growth Fund - Class I
        2002 .......................................       1.40%         246,785     5.065409      1,250,067     -37.90%

     Gartmore GVIT Total Return Fund - Class I
        2002 .......................................       1.40%       1,094,353     7.390371      8,087,675     -18.51%
                                                           1.80%           2,191     7.514858         16,465     -18.84%

     Gartmore GVIT Turner Growth Focus Fund - Class III
        2002 .......................................       1.40%             418     7.482888          3,128     -25.17% 5/1/02

     Gartmore GVIT Worldwide Leaders Fund - Class I
        2002 .......................................       1.40%         103,271     5.799437        598,914     -26.44%

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2002 .......................................       1.40%         420,089     5.308709      2,230,130     -17.11%
                                                           1.80%             759     6.855957          5,204     -17.44%

     Janus AS - Global Technology Portfolio - Service II Shares
        2002 .......................................       1.40%           5,079     7.088099         36,000     -29.12% 5/1/02

     Janus AS - Global Technology Portfolio - Service Shares
        2002 .......................................       1.40%         345,768     2.395952        828,444     -41.76%

     Janus AS - International Growth Portfolio - Service II Shares
        2002 .......................................       1.40%          11,947     7.735029         92,410     -22.65% 5/1/02

     Janus AS - International Growth Portfolio - Service Shares
        2002 .......................................       1.40%         367,575     4.424386      1,626,294     -26.80%

     Neuberger Berman AMT - Guardian Portfolio - I Class Shares
        2002 .......................................       1.40%          59,292     8.155738        483,570     -27.48%

     Neuberger Berman AMT - Mid-Cap Growth Portfolio(R)
        2002 .......................................       1.40%         346,585     7.007798      2,428,798     -30.33%

     Neuberger Berman AMT - Partners Portfolio(R)
        2002 .......................................       1.40%          59,287     7.757913        459,943     -25.21%

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2002 .......................................       1.40%         802,210     6.131117      4,918,443     -28.80%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                     Unit        Contract       Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2002 .......................................       1.40%       1,114,583     7.861902      8,762,742     -27.88%
                                                           1.80%           3,701     6.224132         23,036     -28.18%

     Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
        2002 .......................................       1.40%       1,316,410     7.100693      9,347,423     -19.94%
                                                           1.80%           5,835     7.290184         42,538     -20.26%

     Salomon Brothers VSF Inc. Capital Fund
        2002 .......................................       1.40%       1,171,582     9.604723     11,252,721     -26.11%
                                                           1.80%           1,986     6.927112         13,757     -26.41%

     Salomon Brothers VSF Inc. High Yield Bond Fund
        2002 .......................................       1.40%         191,007    11.173659      2,134,247      5.81%

     Salomon Brothers VSF Inc. Investors Fund
        2002 .......................................       1.40%         595,366     8.584719      5,111,050     -24.13%
                                                           1.80%           3,472     6.896748         23,946     -24.44%

     Salomon Brothers VSF Inc. Total Return Fund
        2002 .......................................       1.40%         345,441     9.490036      3,278,248      -8.17%
                                                           1.80%             493     8.979678          4,427      -8.54%

     Van Eck WIT - Worldwide Emerging Markets Fund
        2002 .......................................       1.40%         106,173     8.296039        880,815      -4.26%

     Van Eck WIT - Worldwide Hard Assets Fund
        2002 .......................................       1.40%           9,129     9.583147         87,485      -4.19%

     Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
        2002 .......................................       1.40%          23,610    14.537361        343,227       7.69%

     Van Kampen UIF - U.S. Real Estate Portfolio - Class A
        2002 .......................................       1.40%          67,873    13.128753        891,088      -2.18%
                                                                                                -------------

     2002 Contract owners' equity ...........................................................   $ 182,935,330
                                                                                                =============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account.The total return is calculated for the period indicated or from the effective date through the end of the period.

(5)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and contract expense rate, investment income ratio and total return for each period in the three-year period ended December 31, 2002, and the period October 1, 1999 (commencement of operations) through December 31, 1999. Certain of the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                         Contract                                 Contract     Investment
                                         Expense                     Unit          Owners'       Income           Total
                                          Rate*        Units      Fair Value       Equity        Ratio**        Return***
                                      -------------   -------   --------------   -----------   ----------   -----------------
     American Century VP - Income & Growth Fund - Class I
        2002 .......................      1.40%       250,186   $    7.18        $ 1,796,233      1.10%          -20.50%
        2001 .......................      1.40%       260,646        9.03          2,353,906      0.84%          - 9.64%
        2000 .......................      1.40%       204,713        9.99          2,046,104      0.28%          -11.86%
        1999 .......................      1.40%        15,981       11.34            181,223      0.00%           13.40%      (a)(b)

     American Century VP - International Fund - Class I
        2002 .......................      1.40%       688,081        6.58          4,528,535      0.85%          -21.49%
        2001 .......................      1.40%       872,497        8.38          7,313,854      0.09%          -30.17%
        2000 .......................      1.40%       908,393       12.00         10,905,148      0.06%          -17.98%
        1999 .......................      1.40%        19,358       14.64            283,351      0.00%           46.37%      (a)(b)

     American Century VP - International Fund - Class III
        2002 .......................      1.40%        23,266        8.04            187,035      0.00%          -19.61%      (a)(b)

     American Century VP - Ultra(R) Fund - Class I
        2002 .......................      1.40%            76        7.96                605      0.33%          -20.37%      (a)(b)

     American Century VP - Value Fund - Class I
        2002 .......................  1.40% to 1.80%  393,412    9.19 to 11.00     4,324,838      0.86%     -14.19% to -13.84%
        2001 .......................  1.40% to 1.80%  309,733   10.71 to 12.76     3,952,319      0.79%        7.15% to 11.23%(a)
        2000 .......................      1.40%       126,122       11.47          1,447,110      0.29%           16.50%
        1999 .......................      1.40%         3,378        9.85             33,270      0.00%          - 1.51%      (a)(b)

     Credit Suisse Trust - Large Cap Value Portfolio
        2002 .......................      1.40%        19,997        8.10            161,986      0.98%          -24.17%
        2001 .......................      1.40%        20,806       10.68            222,269      0.00%          - 0.48%
        2000 .......................      1.40%        20,814       10.73            223,418      1.48%            7.39%
        1999 .......................      1.40%         9,267        9.99             92,623      0.29%          - 0.05%      (a)(b)

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2002 .......................      1.40%           492        7.60              3,741      0.32%          -23.97%      (a)(b)

     Dreyfus Socially Responsible Growth Fund, Inc., The
        2002 .......................      1.40%       614,136        5.63          3,456,674      0.20%          -29.94%
        2001 .......................      1.40%       762,556        8.03          6,126,444      0.06%          -23.67%
        2000 .......................      1.40%       725,271       10.53          7,633,483      1.47%          -12.27%
        1999 .......................      1.40%        62,468       12.00            749,450      0.03%           19.97%      (a)(b)

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2002 .......................  1.40% to 1.80%  393,543     7.51 to 7.91     3,110,617      1.02%     -18.22% to -17.88%
        2001 .......................  1.40% to 1.80%  456,408     9.18 to 9.63     4,393,471      0.89%      -10.59% to -8.20%(b)
        2000 .......................      1.40%       381,878       10.77          4,112,684      1.20%          - 2.03%
        1999 .......................      1.40%        33,598       10.99            369,352      0.66%            9.93%      (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                       Contract                                   Contract    Investment
                                       Expense                       Unit          Owners'      Income           Total
                                        Rate*         Units       Fair Value       Equity       Ratio**        Return***
                                    -------------   ---------   --------------   ----------   ----------   -----------------
     Federated IS - Quality Bond Fund II - Primary Shares
        2002 ....................   1.40% to 1.80%    406,235   11.14 to 12.46    5,055,726      3.21%         7.34% to 7.78%
        2001 ....................   1.40% to 1.80%    315,665   10.38 to 11.56    3,644,583      1.94%         3.77% to 6.49%(a)
        2000 ....................       1.40%         163,979       10.85         1,779,658      0.26%             8.91%
        1999 ....................       1.40%           4,028        9.96            40,139      0.00%            -0.35%     (a)(b)

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
        2002 ....................   1.40% to 1.80%  1,081,163     7.62 to 8.47    9,151,283      1.71%     -18.49% to -18.16%
        2001 ....................   1.40% to 1.80%  1,144,546    9.35 to 10.35   11,839,582      1.45%       -6.49% to -6.43%(a)
        2000 ....................       1.40%         835,981       11.06         9,246,249      0.34%             6.80%
        1999 ....................       1.40%          40,787       10.36           422,406      0.00%             3.56%     (a)(b)

     Fidelity(R) VIP - Growth Portfolio - Service Class
        2002 ....................   1.40% to 1.80%  2,877,438     5.94 to 6.00   17,266,579      0.15%     -31.46% to -31.18%
        2001 ....................   1.40% to 1.80%  3,419,931     8.66 to 8.72   29,818,892      0.00%     -18.89% to -13.37%(b)
        2000 ....................       1.40%       3,150,284       10.75        33,863,342      0.03%           -12.31%
        1999 ....................       1.40%         171,385       12.26         2,100,791      0.00%            22.58%     (a)(b)

     Fidelity(R) VIP - High Income Portfolio - Service Class
        2002 ....................       1.40%         196,211        7.02         1,377,853     11.04%             2.17%
        2001 ....................       1.40%         220,196        6.87         1,513,477     11.63%           -13.14%
        2000 ....................       1.40%         173,115        7.91         1,369,826      2.07%           -23.69%
        1999 ....................       1.40%           9,299       10.37            96,425      0.00%             3.69%     (a)(b)

     Fidelity(R) VIP - Overseas Portfolio - Service Class
        2002 ....................       1.40%         336,058        6.02         2,023,692      0.80%           -21.46%
        2001 ....................       1.40%         426,463        7.67         3,269,788      5.39%           -22.38%
        2000 ....................       1.40%         459,387        9.88         4,537,898      0.54%           -20.28%
        1999 ....................       1.40%          19,209       12.39           238,012      0.00%            23.91%     (a)(b)

     Fidelity(R) VIP - Overseas Portfolio - Service Class R
        2002 ....................       1.40%           9,740        7.72            75,234      0.00%           -22.76%     (a)(b)

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
        2002 ....................       1.40%       1,521,102        8.35        12,706,437      0.79%           -10.69%
        2001 ....................       1.40%       1,811,908        9.35        16,948,037      0.69%           -13.60%
        2000 ....................       1.40%       1,749,181       10.83        18,935,810      0.12%            -8.01%
        1999 ....................       1.40%         101,072       11.77         1,189,486      0.00%            17.69%     (a)(b)

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
        2002 ....................       1.40%         346,681        5.63         1,952,229      0.96%           -23.01%
        2001 ....................       1.40%         399,964        7.31         2,925,447      0.25%           -15.64%
        2000 ....................       1.40%         388,532        8.67         3,368,860      0.50%           -18.33%
        1999 ....................       1.40%          24,641       10.62           261,613      0.00%             6.17%     (a)(b)

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
        2002 ....................       1.40%           1,415        7.44            10,526      0.00%           -25.61%     (a)(b)

                                       Contract                                   Contract    Investment
                                       Expense                       Unit          Owners'      Income           Total
                                        Rate*         Units       Fair Value       Equity       Ratio**        Return***
                                    -------------   ---------   --------------   ----------   ----------   -----------------
     Gartmore GVIT Comstock Value Fund - Class I
        2002 ....................       1.40%         100,006        6.42           642,059      1.36%          -26.19%
        2001 ....................       1.40%         110,991        8.70           965,470      1.43%          -13.39%
        2000 ....................       1.40%          97,093       10.04           975,152      1.21%          -11.87%
        1999 ....................       1.40%             791       11.40             9,014      0.11%           13.96%      (a)(b)

     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
        2002 ....................   1.40% to 1.80%    578,271    8.13 to 10.79    6,240,538      0.37%     -16.83% to -16.49%
        2001 ....................   1.40% to 1.80%    612,540    9.78 to 12.93    7,916,538      0.52%       -2.70% to -2.23%(b)
        2000 ....................       1.40%         456,756       13.28         6,067,601      0.88%           13.60%
        1999 ....................       1.40%          20,437       11.69           238,980      0.06%           16.93%      (a)(b)

     Gartmore GVIT Emerging Markets Fund - Class I
        2002 ....................       1.40%           1,555        6.78            10,549      0.23%          -16.42%
        2001 ....................       1.40%           1,027        8.12             8,336      1.27%           -6.52%      (a)(b)

     Gartmore GVIT Emerging Markets Fund - Class III
        2002 ....................       1.40%             501        7.50             3,758      5.05%          -24.99%      (a)(b)

     Gartmore GVIT Federated High Income Bond Fund - Class I
        2002 ....................       1.40%          70,370        9.70           682,457      8.68%            1.78%
        2001 ....................       1.40%          59,096        9.53           563,096     11.31%            2.75%
        2000 ....................       1.40%          32,664        9.27           302,911     13.30%           -9.55%
        1999 ....................       1.40%              50       10.25               513      0.00%            2.53%      (a)(b)

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2002 ....................       1.40%           2,064        1.91             3,943      0.44%          -43.58%
        2001 ....................       1.40%           3,729        3.39            12,628      0.00%          -43.53%

     Gartmore GVIT Global Technology and Communications Fund - Class III
        2002 ....................       1.40%              12        7.12                85      0.00%          -28.78%      (a)(b)

     Gartmore GVIT Government Bond Fund - Class I
        2002 ....................   1.40% to 1.80%  1,413,032   11.33 to 12.76   18,011,113      4.56%         8.99% to 9.43%
        2001 ....................   1.40% to 1.80%  1,125,512   10.39 to 11.66   13,108,751      5.47%         3.92% to 5.75%(a)
        2000 ....................       1.40%         508,979       11.02         5,610,831      6.20%           10.97%
        1999 ....................       1.40%           8,802        9.93            87,437      1.82%           -0.66%      (a)(b)

     Gartmore GVIT Growth Fund - Class I
        2002 ....................       1.40%         239,854        3.77           904,218      0.00%          -29.72%
        2001 ....................       1.40%         295,386        5.36         1,584,488      0.00%          -29.15%
        2000 ....................       1.40%         273,531        7.57         2,070,889      0.23%          -27.56%
        1999 ....................       1.40%          37,028       10.45           386,978      0.23%            4.51%      (a)(b)

     Gartmore GVIT ID Aggressive Fund
        2002 ....................       1.40%           4,329        8.22            35,597      0.48%          -17.77%      (a)(b)

     Gartmore GVIT ID Conservative Fund
        2002 ....................       1.40%          31,825        9.92           315,681      2.40%           -0.81%      (a)(b)

     Gartmore GVIT ID Moderate Fund
        2002 ....................       1.40%          60,280        9.02           543,780      2.10%           -9.79%      (a)(b)

     Gartmore GVIT ID Moderately Aggressive Fund
        2002 ....................       1.40%          58,948        8.57           505,432      1.49%          -14.26%      (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                       Contract                                  Contract    Investment
                                       Expense                       Unit         Owners'      Income           Total
                                        Rate*         Units       Fair Value      Equity       Ratio**        Return***
                                    -------------   ---------   -------------   ----------   ----------   -----------------
     Gartmore GVIT ID Moderately Conservative Fund
        2002 ....................       1.40%          78,183       9.52           744,034      2.57%            -4.83%     (a)(b)

     Gartmore GVIT International Growth Fund - Class I
        2002 ....................       1.40%           1,311       4.85             6,362      0.00%           -25.17%
        2001 ....................       1.40%           1,444       6.48             9,364      0.11%           -29.66%

     Gartmore GVIT International Growth Fund - Class III
        2002 ....................       1.40%           1,011       7.76             7,847      0.00%           -22.38%     (a)(b)

     Gartmore GVIT Money Market Fund - Class I
        2002 ....................       1.40%       1,413,484      10.75        15,200,867      1.24%            -0.21%
        2001 ....................       1.40%       1,351,456      10.78        14,563,734      3.44%             2.15%
        2000 ....................       1.40%         531,050      10.55         5,602,593      6.05%             4.55%
        1999 ....................       1.40%          50,504      10.09           509,630      0.25%             0.91%     (a)(b)

     Gartmore GVIT Nationwide(R)  Strategic Value Fund - Class I
        2002 ....................       1.40%           2,477       8.05            19,931      0.01%           -26.41%
        2001 ....................       1.40%          18,946      10.93           207,144      0.69%            -4.62%
        2000 ....................       1.40%          12,858      11.46           147,389      0.00%             6.11%
        1999 ....................       1.40%             312      10.80             3,370      0.00%             8.03%     (a)(b)

     Gartmore GVIT Small Cap Growth Fund - Class I
        2002 ....................       1.40%         159,664       7.88         1,258,290      0.00%           -34.22%
        2001 ....................       1.40%         164,348      11.98         1,969,107      0.00%           -12.10%
        2000 ....................       1.40%         152,072      13.63         2,072,741      0.00%           -17.34%
        1999 ....................       1.40%             210      16.49             3,463      0.00%            64.89%     (a)(b)

     Gartmore GVIT Small Cap Value Fund - Class I
        2002 ....................   1.40% to 1.80%    198,522   6.92 to 11.07    2,190,047      0.01%     -28.48% to -28.18%
        2001 ....................   1.40% to 1.80%    194,983   9.68 to 15.41    3,000,453      0.04%       -3.20% to 26.47%(a)
        2000 ....................       1.40%         134,671      12.19         1,640,997      0.00%             9.65%
        1999 ....................       1.40%           6,505      11.11            72,288      0.00%            11.13%     (a)(b)

     Gartmore GVIT Small Company Fund - Class I
        2002 ....................       1.40%         297,261      10.62         3,156,684      0.00%           -45.99%
        2001 ....................       1.40%         325,477      13.03         4,240,229      0.11%            -8.02%
        2000 ....................       1.40%         299,060      14.16         4,235,738      0.03%             7.38%
        1999 ....................       1.40%           6,733      13.19            88,808      0.00%            31.90%     (a)(b)

     Gartmore GVIT Strong Mid Cap Growth Fund - Class I
        2002 ....................       1.40%         246,785       5.07         1,250,067      0.00%           -37.90%
        2001 ....................       1.40%         286,498       8.16         2,336,883      0.00%           -31.29%
        2000 ....................       1.40%         281,483      11.87         3,341,652      0.00%           -16.56%
        1999 ....................       1.40%          12,348      14.23           175,682      0.00%            42.28%     (a)(b)

     Gartmore GVIT Total Return Fund - Class I

        2002 ....................   1.40% to 1.80%  1,096,544    7.39 to 7.51    8,104,140      0.87%     -18.84% to -18.51%
        2001 ....................   1.40% to 1.80%  1,211,392    9.07 to 9.26   10,986,582      0.80%      -13.06% to -7.40%(b)
        2000 ....................       1.40%         952,292      10.43         9,934,195      0.90%            -3.48%
        1999 ....................       1.40%          48,025      10.81           519,071      0.10%             8.08%     (a)(b)

                                       Contract                              Contract    Investment
                                       Expense                    Unit        Owners'      Income           Total
                                        Rate*        Units     Fair Value     Equity       Ratio**        Return***
                                    -------------   -------   ------------   ---------   ----------   -----------------
     Gartmore GVIT Turner Growth Focus Fund - Class I
        2001 ....................       1.40%           755        3.80          2,869      0.00%          -39.89%

     Gartmore GVIT Turner Growth Focus Fund - Class III
        2002 ....................       1.40%           418        7.48          3,128      0.00%          -25.17%      (a)(b)

     Gartmore GVIT Worldwide Leaders Fund - Class I
        2002 ....................       1.40%       103,271        5.80        598,914      1.22%          -26.44%
        2001 ....................       1.40%       109,497        7.88        863,216      1.76%          -19.95%
        2000 ....................       1.40%       106,910        9.85      1,052,924      1.29%          -13.54%
        1999 ....................       1.40%         1,738       11.39         19,798      0.00%           13.91%      (a)(b)

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2002 ....................   1.40% to 1.80%  420,848   5.31 to 6.86   2,235,334      0.31%     -17.44% to -17.11%
        2001 ....................   1.40% to 1.80%  487,923   6.40 to 8.30   3,125,669      0.90%     -22.93% to -16.95%(b)
        2000 ....................       1.40%       386,899        8.31      3,215,080      1.05%          -16.90%      (a)(b)

     Janus AS - Global Technology Portfolio - Service II Shares
        2002 ....................       1.40%         5,079        7.09         36,000      0.00%          -29.12%      (a)(b)

     Janus AS - Global Technology Portfolio - Service Shares
        2002 ....................       1.40%       345,768        2.40        828,444      0.00%          -41.76%
        2001 ....................       1.40%       401,951        4.11      1,653,621      0.62%          -38.20%
        2000 ....................       1.40%       289,716        6.66      1,928,663      1.20%          -33.43%      (a)(b)

     Janus AS - International Growth Portfolio - Service II Shares
        2002 ....................       1.40%        11,947        7.74         92,410      0.38%          -22.65%      (a)(b)

     Janus AS - International Growth Portfolio - Service Shares
        2002 ....................       1.40%       367,575        4.42      1,626,294      0.62%          -26.80%
        2001 ....................       1.40%       470,389        6.04      2,843,102      0.73%          -24.51%
        2000 ....................       1.40%       327,658        8.01      2,623,383      2.03%          -19.94%      (a)(b)

     Neuberger Berman AMT - Guardian Portfolio - I Class Shares
        2002 ....................       1.40%        59,292        8.16        483,570      0.71%          -27.48%
        2001 ....................       1.40%        55,575       11.25        625,003      0.42%           -2.90%
        2000 ....................       1.40%        40,127       11.58        464,727      0.20%           -0.28%
        1999 ....................       1.40%         4,403       11.61         51,135      0.00%           16.14%      (a)(b)

     Neuberger Berman AMT - Mid-Cap Growth Portfolio(R)
        2002 ....................       1.40%       346,585        7.01      2,428,798      0.00%          -30.33%
        2001 ....................       1.40%       376,746       10.06      3,789,556      0.00%          -25.71%
        2000 ....................       1.40%       343,557       13.54      4,651,565      0.00%           -8.75%
        1999 ....................       1.40%         3,465       14.84         51,413      0.00%           48.38%      (a)(b)

     Neuberger Berman AMT - Partners Portfolio(R)
        2002 ....................       1.40%        59,287        7.76        459,943      0.54%          -25.21%
        2001 ....................       1.40%        57,673       10.37        598,209      0.36%           -4.20%
        2000 ....................       1.40%        42,613       10.83        461,361      0.09%           -0.70%
        1999 ....................       1.40%           130       10.90          1,417      0.00%            9.03%      (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                       Contract                                  Contract    Investment
                                       Expense                       Unit         Owners'      Income           Total
                                        Rate*         Units      Fair Value       Equity       Ratio**        Return***
                                    -------------   ---------   -------------   ----------   ----------   -----------------
     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2002 ....................       1.40%         802,210        6.13        4,918,443      0.70%          -28.80%
        2001 ....................       1.40%         916,594        8.61        7,893,280      0.92%          -32.24%
        2000 ....................       1.40%         875,332       12.71       11,124,034      0.00%          -12.48%
        1999 ....................       1.40%          17,379       14.52          252,341      0.00%           45.20%      (a)(b)

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2002 ....................   1.40% to 1.80%  1,118,284    6.22 to 7.86    8,785,778      0.61%     -28.18% to -27.88%
        2001 ....................   1.40% to 1.80%  1,225,154   8.67 to 10.90   13,348,283      0.62%     -13.81% to -13.34%(b)
        2000 ....................       1.40%       1,007,367       12.65       12,741,632      0.06%           -1.62%
        1999 ....................       1.40%          50,682       12.86          651,605      0.00%           28.57%      (a)(b)

     Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
        2002 ....................   1.40% to 1.80%  1,322,245    7.10 to 7.29    9,389,961      0.78%     -20.26% to -19.94%
        2001 ....................   1.40% to 1.80%  1,400,831    8.87 to 9.14   12,425,085      0.53%      -11.43% to -8.57%(b)
        2000 ....................       1.40%       1,083,351       10.01       10,847,305      0.20%          -10.05%
        1999 ....................       1.40%          54,195       11.13          603,240      0.00%           11.31%      (a)(b)

     Salomon Brothers VSF Inc. Capital Fund
        2002 ....................   1.40% to 1.80%  1,173,568    6.93 to 9.60   11,266,478      0.42%     -26.41% to -26.11%
        2001 ....................   1.40% to 1.80%  1,191,775   9.41 to 13.00   15,488,381      0.78%        -5.87% to 0.47%(a)
        2000 ....................       1.40%         895,490       12.94       11,585,351      0.98%           16.59%
        1999 ....................       1.40%          43,305       11.10          480,532      0.90%           10.96%      (a)(b)

     Salomon Brothers VSF Inc. High Yield Bond Fund
        2002 ....................       1.40%         191,007       11.17        2,134,247      7.61%            5.81%
        2001 ....................       1.40%         166,474       10.56        1,757,969      9.03%            3.66%
        2000 ....................       1.40%         125,878       10.19        1,282,377     17.44%           -1.41%
        1999 ....................       1.40%           3,249       10.33           33,573     17.53%            3.33%      (a)(b)

     Salomon Brothers VSF Inc. Investors Fund
        2002 ....................   1.40% to 1.80%    598,838    6.90 to 8.58    5,134,996      1.16%     -24.44% to -24.13%
        2001 ....................   1.40% to 1.80%    586,817   9.13 to 11.31    6,632,102      0.87%       -8.73% to -5.50%(a)
        2000 ....................       1.40%         375,929       11.97        4,500,901      1.31%           13.63%
        1999 ....................       1.40%          15,554       10.54          163,880      0.99%            5.36%      (a)(b)

     Salomon Brothers VSF Inc. Total Return Fund
        2002 ....................   1.40% to 1.80%    345,934    8.98 to 9.49    3,282,675      1.55%       -8.54% to -8.17%
        2001 ....................       1.40%         298,720       10.33        3,087,144      2.65%           -2.20%
        2000 ....................       1.40%         174,110       10.57        1,839,752      5.79%            6.40%
        1999 ....................       1.40%           9,159        9.93           90,956      4.71%           -0.69%      (a)(b)

     Van Eck WIT - Worldwide Emerging Markets Fund
        2002 ....................       1.40%         106,173        8.30          880,815      0.21%           -4.26%
        2001 ....................       1.40%         141,871        8.67        1,229,368      0.00%           -3.19%
        2000 ....................       1.40%         149,767        8.95        1,340,618      0.00%          -42.68%
        1999 ....................       1.40%           5,099       15.62           79,625      0.00%           56.16%      (a)(b)

                                    Contract                                          Investment
                                     Expense               Unit         Contract        Income       Total
                                     Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                    --------   ------   ----------   --------------   ----------   ---------
     Van Eck WIT - Worldwide Hard Assets Fund
        2002 ....................     1.40%     9,129       9.58             87,485      0.98%         -4.19%
        2001 ....................     1.40%    11,606      10.00            116,092      1.04%        -11.71%
        2000 ....................     1.40%     7,795      11.33             88,309      0.44%          9.85%
        1999 ....................     1.40%     1,012      10.31             10,437      0.00%          3.13%(a)(b)

     Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
        2002 ....................     1.40%    23,610      14.54            343,227      6.53%          7.69%
        2001 ....................     1.40%    27,000      13.50            364,470      9.01%          8.55%
        2000 ....................     1.40%    27,654      12.44            343,894     20.47%          9.84%(a)(b)

     Van Kampen UIF - U.S. Real Estate Portfolio - Class A
        2002 ....................     1.40%    67,873      13.13            891,088      3.88%         -2.18%
        2001 ....................     1.40%    41,796      13.42            560,937      5.61%          8.30%
        2000 ....................     1.40%    12,215      12.39            151,378     22.92%          3.91%(a)(b)
                                                                       ------------
     2002 Contract owners' equity ................................     $182,935,330
                                                                       ============

     2001 Contract owners' equity ................................     $232,199,228
                                                                       ============

     2000 Contract owners' equity ................................     $211,715,531
                                                                       ============

     1999 Contract owners' equity ................................     $ 10,643,323
                                                                       ============

        * This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

       ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

      *** This represents the range of minimum and maximum total returns for the underlying mutual fund option and year indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented. See note 4 for total return by underlying mutual fund and product options for the current period.

  (a)&(b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

================================================================================



                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (collectively the "Company") as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



KPMG LLP


Columbus, Ohio
January 30, 2003

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                                   December 31,
                                                                                        ------------------------------------
                                                                                              2002               2001
============================================================================================================================

ASSETS:
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities (cost $23,134.3 in 2002; $17,961.6 in 2001)                  $ 24,169.0          $ 18,370.8
    Equity securities (cost $85.1 in 2002; $83.0 in 2001)                                        84.3                94.0
  Mortgage loans on real estate, net                                                          7,923.2             7,113.1
  Real estate, net                                                                              116.6               172.0
  Policy loans                                                                                  629.2               591.1
  Other long-term investments                                                                   137.5               125.0
  Short-term investments, including amounts managed by a related party                        1,210.3             1,011.3
----------------------------------------------------------------------------------------------------------------------------
                                                                                             34,270.1            27,477.3
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                              0.9                22.6
Accrued investment income                                                                       328.7               306.7
Deferred policy acquisition costs                                                             2,971.1             3,189.0
Other assets                                                                                  1,243.6               646.0
Assets held in separate accounts                                                             47,208.2            59,513.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 86,022.6          $ 91,154.6
============================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY:
Future policy benefits and claims                                                          $ 31,679.8          $ 25,216.0
Short-term debt                                                                                   -                 100.0
Long-term debt, payable to Nationwide Financial Services, Inc.                                  600.0               300.0
Other liabilities                                                                             2,985.8             2,307.9
Liabilities related to separate accounts                                                     47,208.2            59,513.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                             82,473.8            87,436.9
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 11, 16 and 17)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 shares;
    3.8 shares issued and outstanding                                                             3.8                 3.8
  Additional paid-in capital                                                                    171.1               646.1
  Retained earnings                                                                           2,979.6             2,863.1
  Accumulated other comprehensive income                                                        394.3               204.7
----------------------------------------------------------------------------------------------------------------------------
                                                                                              3,548.8             3,717.7
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 86,022.6          $ 91,154.6
============================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)

                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2002            2001           2000
===========================================================================================================================
REVENUES:
  Policy charges                                                              $    973.8       $ 1,017.3      $ 1,091.4
  Life insurance premiums                                                          259.9             251.1          240.0
  Net investment income                                                          1,838.5         1,724.7        1,653.9
  Net realized (losses) gains on investments, hedging instruments and hedged items:
      Unrelated parties                                                           (107.6)          (62.7)         (19.4)
      Related parties                                                               23.2            44.4            -
  Other                                                                              8.8             8.2           11.1
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,996.6         2,983.0        2,977.0
---------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
  Interest credited to policyholder account values                               1,241.2         1,238.7        1,182.4
  Other benefits and claims                                                        326.0           280.3          241.6
  Policyholder dividends on participating policies                                  45.2            41.7           44.5
  Amortization of deferred policy acquisition costs                                670.1           347.9          352.1
  Interest expense on debt, primarily with a related party                          36.0             6.2            1.3
  Other operating expenses                                                         508.6           439.3          472.0
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,827.1         2,354.1        2,293.9
---------------------------------------------------------------------------------------------------------------------------

    Income from continuing operations before federal income taxes and
    cumulative effect of adoption of accounting principles                         169.5           628.9          683.1
Federal income tax expense                                                           8.7           161.2          207.3
---------------------------------------------------------------------------------------------------------------------------
    Income from continuing operations before cumulative effect of adoption of
    accounting principles                                                          160.8           467.7          475.8
Income (loss) from discontinued operations, net of tax                               0.7             1.2           (0.5)
Cumulative effect of adoption of accounting principles, net of tax                   -              (7.1)           -
---------------------------------------------------------------------------------------------------------------------------
    Net income                                                                $    161.5      $    461.8     $    475.3
===========================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2002, 2001 and 2000
                                  (in millions)

                                                                                          Accumulated
                                                           Additional                        other            Total
                                                Common       paid-in       Retained      comprehensive    shareholder's
                                                 stock       capital       earnings      income (loss)        equity
=========================================================================================================================

Balance as of December 31, 1999                  $ 3.8       $ 766.1      $ 2,011.0         $ (15.9)        $ 2,765.0

Comprehensive income:
    Net income                                     -             -            475.3             -               475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                         -             -              -             132.6             132.6
                                                                                                          ---------------
  Total comprehensive income                                                                                    607.9
Return of capital to shareholder                   -          (120.0)           -               -              (120.0)
Dividends to shareholder                           -             -               (50.0)         -               (50.0)
                                                                                                          ---------------
-----------------------------------------------------------------------------------------------------------
Balance as of December 31, 2000                  $ 3.8       $ 646.1      $ 2,436.3         $ 116.7         $ 3,202.9
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            461.8             -               461.8
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                         -             -              -              98.2              98.2
    Cumulative effect of adoption of
      accounting principles, net of tax            -             -              -              (1.4)             (1.4)
    Accumulated net losses on cash flow
      hedges, net of tax                           -             -              -              (8.8)             (8.8)
                                                                                                          ---------------
  Total comprehensive income                                                                                    549.8
                                                                                                          ---------------
Dividends to shareholder                           -             -               (35.0)         -               (35.0)
-------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                  $ 3.8      $  646.1      $ 2,863.1        $  204.7         $ 3,717.7
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            161.5             -               161.5
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                         -             -              -             178.6             178.6
    Accumulated net gains on cash flow
      hedges, net of tax                           -             -              -              11.0              11.0
                                                                                                          ---------------
  Total comprehensive income                                                                                    351.1
                                                                                                          ---------------
Returns of capital to shareholder                  -          (475.0)           -               -              (475.0)
Dividends to shareholder                           -             -               (45.0)         -               (45.0)
-------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                  $ 3.8      $  171.1      $ 2,979.6        $  394.3         $ 3,548.8
=========================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows
                                  (in millions)

                                                                                                Years ended December 31,
                                                                                     ----------------------------------------------
                                                                                          2002            2001           2000
===================================================================================================================================
Cash flows from operating activities:
  Net income                                                                          $    161.5     $      461.8   $      475.3
  Adjustments to reconcile net income to net cash provided by operating activities:
      (Income) loss from discontinued operations                                            (0.7)           (1.2)           0.5
      Interest credited to policyholder account values                                   1,241.2         1,238.7        1,182.4
      Capitalization of deferred policy acquisition costs                                 (648.2)         (743.0)        (778.9)
      Amortization of deferred policy acquisition costs                                    670.1           347.9          352.1
      Amortization and depreciation                                                         (0.7)          (31.5)         (12.7)
      Realized losses (gains) on investments, hedging instruments and hedged items:
          Unrelated parties                                                                107.6            62.7           19.4
          Related parties                                                                  (23.2)          (44.4)           -
     Cumulative effect of adoption of accounting principles                                  -              10.9            -
      Increase in accrued investment income                                                (22.0)          (55.3)         (12.8)
     (Increase) decrease in other assets                                                  (606.1)         (271.8)         (95.7)
      Increase (decrease) in policy liabilities                                             36.2            33.0           (0.3)
      Increase in other liabilities                                                        426.9           302.8          234.2
      Other, net                                                                            33.0             8.3           22.3
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by continuing operations                                       1,375.6         1,318.9        1,385.8
        Net cash provided by (used in) discontinued operations                               0.7             1.7           (1.7)
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                                        1,376.3         1,320.6        1,384.1
-----------------------------------------------------------------------------------------------------------------------------------
Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                3,887.7         3,933.9        2,988.7
  Proceeds from sale of securities available-for-sale                                    1,534.9           497.2          582.1
  Proceeds from repayments of mortgage loans on real estate                              1,009.0         1,204.4          911.7
  Proceeds from sale of real estate                                                         56.8            29.1           18.7
  Proceeds from sale of limited partnership to related party                                54.5           158.9            -
  Proceeds from repayments of policy loans and sale of other invested assets                58.3            68.9           79.3
  Cost of securities available-for-sale acquired                                        (9,874.5)       (7,123.6)      (3,475.5)
  Cost of mortgage loans on real estate acquired                                        (1,810.2)       (2,123.1)      (1,318.0)
  Cost of real estate acquired                                                              (2.0)           (0.4)          (7.1)
  Short-term investments, net                                                             (193.1)         (568.7)         (26.5)
  Disposal of subsidiary, net of cash                                                      (20.0)            -              -
  Collateral received - securities lending, net                                            158.9           791.6            -
  Other, net                                                                              (303.8)         (192.2)        (182.3)
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash used in continuing operations                                          (5,443.5)       (3,324.0)        (428.9)
        Net cash provided by discontinued operations                                         -               0.6           19.8
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash used in investing activities                                           (5,443.5)       (3,323.4)        (409.1)
-----------------------------------------------------------------------------------------------------------------------------------
Cash flows from financing activities:
  Net change in short-term debt                                                           (100.0)          (18.7)         118.7
  Net proceeds from issuance of long-term debt to Nationwide Financial Services, Inc.      300.0           300.0            -
  Capital returned to shareholder                                                         (475.0)            -           (120.0)
  Cash dividends paid to shareholder                                                       (35.0)          (35.0)        (100.0)
  Increase in investment and universal life insurance product account values             6,278.9         5,976.7        4,517.0
  Decrease in investment and universal life insurance product account values            (1,923.4)       (4,216.0)      (5,377.1)
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by (used in) financing activities                              4,045.5         2,007.0         (961.4)
-----------------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash                                                            (21.7)            4.2           13.6
Cash, beginning of year                                                                     22.6            18.4            4.8
-----------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                       $    0.9     $        22.6  $        18.4
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

(1)       Organization and Description of Business

          Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly owned subsidiary of Nationwide Financial Services, Inc.
          (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC sells its products through a diverse network of distribution channels, including independent broker/dealers, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions, Nationwide Provident agents and Nationwide agents.

          Wholly owned  subsidiaries of NLIC include Nationwide Life and Annuity
          Insurance   Company   (NLAIC)  and  Nationwide   Investment   Services
          Corporation.

(2)       Summary of Significant Accounting Policies

          The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S.
          (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The State of Ohio has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 13.

          In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

          The most significant estimates include those used in determining deferred policy acquisition costs (DAC) for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

          (a)  Consolidation Policy

               The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling interest. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

     (b)  Valuation of Investments, Investment Income and Related Gains and
          Losses

          The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a lower discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at lower market interest rates.

          Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer, and current economic conditions. Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

          Mortgage  loans on real  estate are  carried  at the unpaid  principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

          The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

          Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments, hedging instruments and hedged items.

     (c)  Derivative Instruments

          Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

          The Company enters into interest rate swaps, cross-currency swaps or Eurodollar Futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items. The adjustment of the carrying amount of hedged assets using Eurodollar Futures and firm commitments using Treasury Futures are accounted for in the same manner as other components of the carrying amount of that asset. The adjustment of the carrying amount is amortized to investment income over the life of the asset.

          The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are classified as cash flow hedges and are carried at fair value, with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on cash flow derivative instruments are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

          Amounts receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are recorded in AOCI to the extent the hedging relationship is effective.

          From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. These include basis swaps (receive one variable rate, pay another variable rate) to hedge variable rate assets or foreign-denominated liabilities. These instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the
          derivative  expires,  or  is  sold,   terminated  or  exercised,   the
          derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

          When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the Company continues to carry the derivative on the consolidated balance sheet at its fair value and no longer adjusts the hedged item for changes in fair value. The adjustment of the carrying amount of the hedged item is accounted for in the same manner as other components of the carrying amount of that item. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the consolidated balance sheet and recognizes any gain or loss in net realized gains and losses on investments, hedging instruments and hedged items. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the Company continues to carry the derivative on the consolidated balance sheet at fair value and gains and losses that were accumulated in AOCI are recognized immediately in realized gains and losses on investments, hedging instruments and hedged items. In all other situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the consolidated balance sheet, and recognizes any changes in fair value in net realized gains and losses on investments, hedging instruments and hedged items.

          Prior to the January 1, 2001 adoption of SFAS 133, defined in note 2(k), provided they met specific criteria, interest rate and foreign currency swaps and futures were considered hedges and accounted for under the accrual and deferral method, respectively. Amounts receivable or payable under interest rate and foreign currency swaps were recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item. Changes in the fair value of interest rate swaps were not recognized on the consolidated balance sheets, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values were reported in AOCI. Gains and losses on foreign currency swaps were recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

     (d)  Revenues and Benefits

          Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



          Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

     (e)  Deferred Policy Acquisition Costs

          The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

          For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

          The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be below zero percent or in excess of 15 percent during the three-year reversion period.

          Changes in assumptions can have a significant impact on the calculation of DAC on investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

          Due to the magnitude of the DAC asset related to the individual variable annuity business, the sensitivity of the calculation to minor changes in the underlying assumptions and the related volatility that could result in the reported DAC balance without meaningful improvement in its reasonableness, the Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. Should the recorded balance of individual variable annuity DAC fall outside of these parameters for a prescribed period of time, or should the recorded balance fall outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and the DAC is recalculated using revised best estimate assumptions. Otherwise, DAC on individual variable annuity business is not unlocked to reflect updated assumptions. In the event DAC assumptions are unlocked and revised, the Company will continue to use the reversion to the mean process.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          For other investment products and universal life insurance products, DAC is unlocked each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently as a charge or credit to DAC amortization expense.

          For traditional life insurance products, DAC is predominantly being amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

     (f)  Separate Accounts

          Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value. The investment income and gains or losses of these accounts accrue directly to the contractholders. For certain contracts offered through separate accounts, the Company guarantees the contractholder a minimum return. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     (g)  Future Policy Benefits

          The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

          The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

          The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2002, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and therefore resulted in the use of a lower discount rate, as discussed in note 2(b).

     (h)  Participating Business

          Participating business represented approximately 15% in 2002 (17% in 2001 and 21% in 2000) of the Company's life insurance in-force, 59% of the number of life insurance policies in-force in 2002 (63% in 2001 and 66% in 2000), and 9% of life insurance statutory premiums in 2002 (9% in 2001 and 8% in 2000). The provision for policyholder dividends was based on then current dividend scales and has been included in Future policy benefits and claims in the accompanying consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (i)  Federal Income Tax

          Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

          As a result of NFS' acquisition of Nationwide Life Insurance Company of America (NLICA) and subsidiaries on October 1, 2002, under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; the direct non-life insurance companies under NLIC will file separate federal income tax returns; NLICA and its direct life insurance company subsidiaries will file a consolidated federal income tax return; and the direct non-life insurance companies under NLICA will file a consolidated federal income tax return, until 2008, when NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries.

          The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements.

          The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (j)  Reinsurance Ceded

          Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

     (k)  Recently Issued Accounting Pronouncements

          In January 2003, the Financial Accounting Standards Board (FASB) issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIE) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies immediately to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. It applies in the interim period beginning after June 15, 2003 to VIEs for which an enterprise holds a variable interest that it acquired prior to February 1, 2003 with earlier adoption permitted. FIN 46 may be applied on a prospective basis with a cumulative-effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative-effect adjustment as of the beginning of the first year restated. The Company is evaluating the potential impact of adopting FIN 46 on the results of operations and financial position and currently expects to adopt FIN 46 on July 1, 2003. See note 19 for transitional disclosures pertaining to VIE relationships in which the Company has a significant variable interest.

          In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees - an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of the transitional components of FIN 45 by the Company on December 15, 2002 resulted in the inclusion of transition disclosures in note 17. The adoption of the remaining components of FIN 45 on January 1, 2003 is not expected to have a material impact on the financial position or results of operations of the Company.

          In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 is not expected to have any impact on the financial position or results of operations of the Company.

          In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 and APB 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

          In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002, at which time, the Company had no unamortized goodwill and therefore, the adoption of SFAS 142 did not have any impact on the results of operations or financial position of the Company.

          In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 (SFAS 137), and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities (SFAS 138), was adopted by the Company effective January 1, 2001. All references hereafter to SFAS 133 include the amendments outlined in SFAS 137 and SFAS 138. Upon adoption, the provisions of SFAS 133 were applied prospectively.

          SFAS 133, establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

          The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI as of January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million.

          The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

     (l)  Discontinued Operations

          As described more fully in note 14, NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc. (NSI), a wholly owned broker/dealer subsidiary engaged in the asset management business. The accompanying consolidated financial statements and related notes reflect this business as discontinued operations.

     (m)  Reclassification

          Certain items in the 2001 and 2000 consolidated financial statements and related footnotes have been reclassified to conform to the 2002 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (3)  Investments

          The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2002 and 2001 were:

                                                                                   Gross         Gross
                                                                  Amortized      unrealized    unrealized     Estimated
         (in millions)                                               cost          gains         losses       fair value
         ==================================================================================================================

         December 31, 2002:
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies             $                 $   64.4        $  0.3    $
                                                                        774.3                                       838.4
             Obligations of states and political subdivisions            20.8          1.1           -               21.9
             Debt securities issued by foreign governments               39.3          2.7           -               42.0
             Corporate securities                                    14,143.5        934.5         116.6         14,961.4
             Mortgage-backed   securities   -  U.S.   Government      3,808.9        157.3         154.8          3,811.4
              backed
             Asset-backed securities                                  4,347.5        146.5           0.1          4,493.9
         ------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                     23,134.3      1,306.5         271.8         24,169.0
           Equity securities                                             85.1          7.1           7.9             84.3
         ------------------------------------------------------------------------------------------------------------------
                 Total                                             $ 23,219.4    $ 1,313.6       $ 279.7       $ 24,253.3
         ==================================================================================================================

         December 31, 2001:
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies             $                 $   23.1     $     0.5    $
                                                                        263.2                                       285.8
             Obligations of states and political subdivisions             7.6          0.3           -                7.9
             Debt securities issued by foreign governments               41.8          2.6           -               44.4
             Corporate securities                                    11,769.8        470.6         176.5         12,063.9
             Mortgage-backed securities - U.S. Government backed      2,012.3         67.8           3.7          2,076.4
             Asset-backed securities                                  3,866.9         76.7          51.2          3,892.4
         ------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                     17,961.6        641.1         231.9         18,370.8
           Equity securities                                             83.0         11.0           -               94.0
         ------------------------------------------------------------------------------------------------------------------
                 Total                                             $ 18,044.6      $ 652.1       $ 231.9       $ 18,464.8
         ==================================================================================================================


          As of December 31, 2002, the Company had unrealized losses on fixed maturity securities available-for-sale of $271.8 million, including $7.3 million related to securities that had a fair value that was less than 80% of amortized cost as of December 31, 2002 and 2001. As part of the Company's normal assessment of other-than-temporary impairments of investments, as described in note 2(b), each of these securities were evaluated and no further impairments were deemed necessary as of December 31, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2002, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                              Amortized       Estimated
         (in millions)                                                                          cost          fair value
         ==================================================================================================================
         Fixed maturity securities available for sale:
            Due in one year or less                                                          $    1,100.2     $       965.0
            Due after one year through five years                                                 6,769.6           7,155.4
            Due after five years through ten years                                                5,107.7           5,553.1
            Due after ten years                                                                   2,000.4           2,190.2
         ------------------------------------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------------------------------------
                 Subtotal                                                                        14,977.9          15,863.7
             Mortgage-backed securities - U.S. Government backed                                  3,808.9           3,811.4
             Asset-backed securities                                                              4,347.5           4,493.9
         ------------------------------------------------------------------------------------------------------------------
                 Total                                                                        $  23,134.3       $  24,169.0
         ==================================================================================================================

          The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

         (in millions)                                                                           2002            2001
         ==================================================================================================================
         Unrealized gains, before adjustments and taxes                                         $ 1,033.9         $ 420.2
         Adjustment to deferred policy acquisition costs                                           (300.6)          (94.9)
         Adjustment to future policy benefits and claims                                           (133.2)         -
         Deferred federal income tax                                                               (210.0)         (113.9)
         ------------------------------------------------------------------------------------------------------------------
                  Net unrealized gains                                                          $   390.1         $ 211.4
         ==================================================================================================================

          An analysis of the change in gross unrealized gains on securities available-for-sale for the years ended December 31:

         (in millions)                                                          2002              2001            2000
         ==================================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                            $ 625.5           $ 212.0         $ 280.5
           Equity securities                                                      (11.8)              5.5            (2.5)
         ------------------------------------------------------------------------------------------------------------------
                  Net change                                                    $ 613.7           $ 217.5         $ 278.0
         ==================================================================================================================

          Proceeds from the sale of securities available-for-sale during 2002, 2001 and 2000 were $1.53 billion, $497.8 million and $602.0 million, respectively. During 2002, gross gains of $42.0 million ($31.3 million and $12.4 million in 2001 and 2000, respectively) and gross losses of $16.6 million ($10.1 million and $15.4 million in 2001 and 2000, respectively) were realized on those sales.

          The Company had $28.0 million and $25.2 million of real estate investments as of December 31, 2002 and 2001, respectively, that were non-income producing the preceding twelve months.

          Real estate is presented at cost less accumulated depreciation of $18.6 million as of December 31, 2002 ($22.0 million as of December 31, 2001). The carrying value of real estate held for disposal totaled $46.0 million and $33.4 million as of December 31, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The recorded investment of mortgage loans on real estate considered to be impaired was $27.4 million as of December 31, 2002 ($29.9 million as of December 31, 2001), which includes $10.9 million ($5.3 million as of December 31, 2001) of impaired mortgage loans on real estate for which the related valuation allowance was $2.5 million ($1.0 million as of December 31, 2001) and $16.5 million ($24.6 million as of December 31, 2001) of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2002, the average recorded investment in impaired mortgage loans on real estate was $5.5 million ($7.9 million in 2001) and interest income recognized on those loans totaled $0.1 million in 2002 ($0.4 million in 2001) which is equal to interest income recognized using a cash-basis method of income recognition.

          Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was as follows:

         (in millions)                                                           2002             2001            2000
         ===================================================================================================================
         Allowance, beginning of year                                           $ 42.9           $ 45.3          $ 44.4
           Additions (reductions) charged (credited) to operations                 1.5             (1.2)            4.1
           Direct write-downs charged against the allowance                       (1.0)            (1.2)           (3.2)
           Allowance on acquired mortgage loans                                    -                -               -
         -------------------------------------------------------------------------------------------------------------------
              Allowance, end of year                                            $ 43.4           $ 42.9          $ 45.3
         ===================================================================================================================

          An analysis of investment income (loss) from continuing operations by investment type follows for the years ended December 31:

         (in millions)                                                             2002            2001           2000
         ===================================================================================================================
           Securities available-for-sale:
             Fixed maturity securities                                          $ 1,332.5        $ 1,181.1      $ 1,095.5
             Equity securities                                                        1.9              1.8            2.6
           Mortgage loans on real estate                                            563.8            527.9          494.5
           Real estate                                                               26.8             33.1           32.2
           Short-term investments                                                    12.6             28.0           26.0
           Derivatives                                                              (79.6)           (19.7)           3.9
           Other                                                                     31.0             20.9           49.3
         -------------------------------------------------------------------------------------------------------------------
               Gross investment income                                            1,889.0          1,773.1        1,704.0
         Less investment expenses                                                    50.5             48.4           50.1
         -------------------------------------------------------------------------------------------------------------------
               Net investment income                                            $ 1,838.5        $ 1,724.7      $ 1,653.9
         ===================================================================================================================

          An analysis of net realized losses on investments, hedging instruments and hedged items from continuing operations, by source follows for the years ended December 31:

          (in millions)                                                                 2002          2001          2000
          ===================================================================================================================
          UNRELATED PARTIES:
              Realized gains on sales, net of hedging losses:
                 Fixed maturity securities, available-for-sale                        $    42.0    $     30.1     $     7.4
                 Hedging losses on fixed maturity sales                                   (41.1)         (1.5)          -
                 Equity securities, available-for-sale                                      -             1.2           5.0
                 Real estate                                                               14.0           3.3           3.5
                 Mortgage loans on real estate                                              3.2          11.2           0.2
                 Mortgage loan hedging losses                                              (1.2)         (8.1)          -
                 Other                                                                      0.1           1.2           1.8
          -------------------------------------------------------------------------------------------------------------------
                     Total realized gains on sales - unrelated parties                     17.0          37.4          17.9
          -------------------------------------------------------------------------------------------------------------------

              Realized losses on sales, net of hedging gains:
                 Fixed maturity securities, available-for-sale                            (15.7)         (9.3)        (15.1)
                 Hedging gains on fixed maturity sales                                     10.7           0.1           -
                 Equity securities, available-for-sale                                     (0.9)         (0.8)         (0.3)
                 Real estate                                                               (3.0)         (1.4)         (0.9)
                 Mortgage loans on real estate                                             (3.3)         (0.6)         (2.6)
                 Mortgage loans hedging gains                                               0.9           -             -
                 Other                                                                     (1.0)         (7.7)         (0.3)
          -------------------------------------------------------------------------------------------------------------------
                     Total realized losses on sales - unrelated parties                   (12.3)        (19.7)        (19.2)
          -------------------------------------------------------------------------------------------------------------------

              Derivatives, excluding hedging gains and losses on sales                      8.0           0.2          (2.7)

              Other-than-temporary impairments:
                 Fixed maturity securities, available-for-sale                           (111.6)        (66.1)        (10.5)
                 Equity securities, available-for-sale                                      -           (13.8)          -
                 Real estate                                                               (2.4)          -            (3.3)
                 Mortgage loans on real estate                                             (6.3)         (0.7)         (1.6)
          -------------------------------------------------------------------------------------------------------------------
                       Total other-than-temporary impairments                            (120.3)        (80.6)        (15.4)
          -------------------------------------------------------------------------------------------------------------------

          Total - unrelated parties                                                      (107.6)        (62.7)        (19.4)

           Related parties - gain on sale of limited partnership                           23.2          44.4           -
          -------------------------------------------------------------------------------------------------------------------
               Net realized losses on investments, hedging instruments and hedged
                 items                                                                $   (84.4)    $   (18.3)     $  (19.4)
          ===================================================================================================================

          Fixed maturity securities with an amortized cost of $7.3 million as of December 31, 2002 and $6.6 million as of December 31, 2001 were on deposit with various regulatory agencies as required by law.

          As of  December  31,  2002 and  2001 the  Company  had  pledged  fixed maturity securities with a fair value of $152.4 million and $112.3 million, respectively, as collateral to various derivative counterparties.

          As of December 31, 2002 and 2001 the Company held collateral of $413.1 million and $18.0 million, respectively, on derivative transactions. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          As of December 31, 2002 and 2001, the Company had loaned securities with a fair value of $950.5 million and $775.5 million, respectively. As of December 31, 2002 and 2001 the Company held collateral of $974.5 million and $791.6 million, respectively. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

     (4)  Deferred Policy Acquisition Costs

          As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

          Therefore, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Annuity - $213.4 million, Institutional Products - $7.8 million and Life Insurance - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, and resetting the assumption for net separate account growth to 8 percent during the three-year reversion period for all investment products and variable life insurance products, as well as increasing the future lapses and costs related to guaranteed minimum death benefits on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

     (5)  Short-term Debt

          NLIC has established a $500 million commercial paper program under which borrowings are unsecured and are issued for terms of 364 days or less. NLIC had no commercial paper outstanding as of December 31, 2002 and $100.0 million outstanding, at an average effective rate of 1.90%, as of December 31, 2001. See also note 15.

          The Company paid interest on short-term debt totaling $0.7 million, $5.3 million and $1.3 million in 2002, 2001 and 2000, respectively, including 0.5 million to NFS in 2002.

     (6)  Long-term Debt, payable to Nationwide Financial Services, Inc.

          In December 2001, NLIC sold NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC sold NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio.

          The Company made interest payments on surplus notes to NFS totaling $30.1 million in 2002, none in 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

     (7)  Derivative Financial Instruments

          QUALITATIVE DISCLOSURE

          Interest Rate Risk Management

          The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

          Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

          Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

          As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

          With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

          Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

          In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments; thereby creating fixed rate assets.

          The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce fluctuations in variable rate income on the investments, thereby creating fixed rate investments.

          Foreign Currency Risk Management

          In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a variable U.S. dollar rate.

          For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor.

          The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month libor.

          Non-Hedging Derivatives

          From time-to-time, the Company enters into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

          The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns, to replicate a higher yielding bond. The credit default swaps do not receive hedge accounting treatment.

          QUANTITATIVE DISCLOSURE

          Fair Value Hedges

          During the years ended December 31, 2002 and 2001, gains of $7.1 million and $2.1 million, respectively, were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

          Cash Flow Hedges

          For the year ended December 31, 2002, the ineffective portion of cash flow hedges was a gain of $1.8 million, and was immaterial in 2001. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

          The Company anticipates reclassifying less than $0.1 million in losses out of AOCI over the next 12-month period.

          As of December 31, 2002, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months. During 2002 and 2001, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable.

          Other Derivative Instruments, Including Embedded Derivatives

          Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2002 and 2001 include a loss of $2.2 million and $1.6 million, respectively, related to other derivative instruments, including embedded derivatives. For the years ended December 31, 2002 and 2001, a gain of $120.4 million and a loss of $27.7 million, respectively, were recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An offsetting loss of $119.6 million and a gain of $26.3 million were recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The notional amount of derivative financial instruments outstanding as of December 31, 2002 and 2001 were as follows:

         (in millions)                                                                                2002         2001
         ===================================================================================================================
          Interest rate swaps:
            Pay fixed/receive variable rate swaps hedging investments                            $   2,206.5  $  1,952.3
            Pay variable/receive fixed rate swaps hedging investments                                  229.7       698.4
            Pay variable/receive variable rate swaps hedging investments                               221.0       197.8
            Other contracts hedging investments                                                        690.8        523.0

         Cross currency interest rate swaps:
             Hedging foreign currency denominated investments                                          111.0        56.1
             Hedging foreign currency denominated liabilities                                        3,963.6     2,500.4
         Interest rate futures contracts                                                             4,250.9     6,019.4
         -------------------------------------------------------------------------------------------------------------------
               Total                                                                             $  11,673.5  $ 11,947.4
         ===================================================================================================================


     (8)  Federal Income Tax

          Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 80% to 63%, and as a result, NFS and its subsidiaries, inlcuding the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. Also, see note 2(i) for a discussion of changes related to the Company's federal income tax consolidation group.

          The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2002 and 2001 were as follows:

         (in millions)                                                                              2002          2001
         ===================================================================================================================
         Deferred tax assets:
           Equity securities                                                                      $    -     $       6.5
           Mortgage loans on real estate and real estate                                               -             7.5
           Future policy benefits                                                                    102.0           8.2
           Liabilities in separate accounts                                                          447.6         482.5
           Derivatives                                                                               118.6          93.0
           Other                                                                                      40.1          81.8
         -------------------------------------------------------------------------------------------------------------------
             Gross deferred tax assets                                                               708.3         679.5
           Less valuation allowance                                                                   (7.0)         (7.0)
         -------------------------------------------------------------------------------------------------------------------
             Net deferred tax assets                                                                 701.3         672.5
         -------------------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                                 402.2         173.0
           Equity securities and other investments                                                    37.4          31.7
           Deferred policy acquisition costs                                                         762.0         861.3
           Derivatives                                                                                78.4          91.5
           Deferred tax on realized investment gains                                                   -            26.1
           Other                                                                                      50.5          68.8
         -------------------------------------------------------------------------------------------------------------------
             Gross deferred tax liabilities                                                        1,330.5       1,252.4
         -------------------------------------------------------------------------------------------------------------------
                Net deferred tax liability                                                       $   629.2     $   579.9
         ===================================================================================================================

          In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for each of the years in the three-year period ended December 31, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The Company's current federal income tax liability was $176.4 million and $186.2 million as of December 31, 2002 and 2001, respectively.

          Federal  income tax expense  attributable  to income  from  continuing
          operations   before   cumulative  effect  of  adoption  of  accounting
          principles for the years ended December 31 was as follows:


         (in millions)                                                             2002            2001           2000
         ===================================================================================================================
         Current                                                                  $  63.7         $   32.2       $   77.6
         Deferred                                                                   (55.0)           129.0          129.7
         -------------------------------------------------------------------------------------------------------------------
            Federal income tax expense                                           $    8.7          $ 161.2        $ 207.3
         ===================================================================================================================

          The customary relationship between federal income tax (benefit) expense and pre-tax (loss) income from continuing operations before cumulative effect of adoption of accounting principles does not exist in 2002. This is a result of the impact of the $347.1 million of accelerated DAC amortization reported in 2002 (see note 4) compared to the level of pre-tax earnings.

          Total federal income tax expense for the years ended December 31, 2002, 2001 and 2000 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and cumulative effect of adoption of accounting principles as follows:


                                                             2002                     2001                    2000
                                                     ----------------------   ----------------------  ----------------------
         (in millions)                                  Amount        %          Amount        %         Amount        %
         ===================================================================================================================
         Computed (expected) tax expense                  $59.3      35.0         $220.1      35.0        $239.1      35.0
         Tax exempt interest and dividends
           received deduction                             (38.9)    (22.9)         (48.8)     (7.7)        (24.7)     (3.6)
         Income tax credits                               (12.7)     (7.5)         (11.5)     (1.8)         (8.0)     (1.2)
         Other, net                                         1.0       0.5            1.4       0.1           0.9       0.1
         -------------------------------------------------------------------------------------------------------------------
             Total (effective rate of each year)         $  8.7       5.1         $161.2      25.6        $207.3      30.3
         ===================================================================================================================

          Total federal income tax paid (refunded) was $71.0 million, $(45.4) million and $74.6 million during the years ended December 31, 2002, 2001 and 2000, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified to be included in the NMIC consolidated federal income tax return, as described in note 2(i).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (9)  Comprehensive Income

          Comprehensive income includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income is comprised of net unrealized gains on securities available-for-sale and accumulated net gains (losses) on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2002, 2001 and 2000 were as follows:

         (in millions)                                                           2002             2001            2000
         ===================================================================================================================
         Unrealized gains on securities available-for-sale arising
            during the period:
            Gross                                                              $  527.5         $  164.0        $  264.5
            Adjustment to deferred policy acquisition costs                      (205.7)           (71.7)          (74.0)
            Adjustment to future policy benefits and claims                      (133.2)             -               -
            Related federal income tax expense                                    (66.0)           (32.3)          (66.7)
         -------------------------------------------------------------------------------------------------------------------
               Net unrealized gains                                               122.6             60.0           123.8
         -------------------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net losses on
            securities available-for-sale realized during the period:
            Gross                                                                  86.2             58.7            13.5
            Related federal income tax benefit                                    (30.2)           (20.5)           (4.7)
         -------------------------------------------------------------------------------------------------------------------
               Net reclassification adjustment                                     56.0             38.2             8.8
         -------------------------------------------------------------------------------------------------------------------

         Other comprehensive income on securities available-for-sale              178.6             98.2           132.6
         -------------------------------------------------------------------------------------------------------------------

         Accumulated net gain (loss) on cash flow hedges:
            Gross                                                                  16.9            (13.5)            -
            Related federal income tax (expense) benefit                           (5.9)             4.7             -
         -------------------------------------------------------------------------------------------------------------------
              Other comprehensive income (loss) on cash flow hedges                11.0             (8.8)            -
         -------------------------------------------------------------------------------------------------------------------

         Accumulated net loss on transition adjustments:
               Transition adjustment - SFAS 133                                     -               (5.6)            -
               Transition adjustment - EITF 99-20                                   -                3.5             -
               Related federal income tax benefit                                   -                0.7             -
         -------------------------------------------------------------------------------------------------------------------
                 Other comprehensive loss on transition adjustments                 -               (1.4)            -
         -------------------------------------------------------------------------------------------------------------------
                Total other comprehensive income                              $   189.6         $   88.0         $ 132.6
         ===================================================================================================================

          Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2002 and 2001 and, therefore, are not reflected in the table above.

     (10) Fair Value of Financial Instruments

          The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

          Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

          The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

          In estimating its fair value disclosures, the Company used the following methods and assumptions:

               Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

               Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent.

               Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

               Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

               Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

               Short-term debt and collateral received - securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximates their fair value.

               Long-term debt, payable to NFS: The fair value for long-term debt is based on estimated market prices.

               Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 11.

               Interest rate and cross currency interest rate swaps: The fair value for interest rate and cross currency interest rate swaps are calculated with pricing models using current rate assumptions.

               Futures contracts: The fair value for futures contracts is based on quoted market prices.

          Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         2002                             2001
                                                            -------------------------------  -------------------------------
                                                               Carrying       Estimated         Carrying       Estimated
         (in millions)                                          amount        fair value         amount        fair value
         ===================================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                      $ 24,169.0      $ 24,169.0       $ 18,370.8      $ 18,370.8
               Equity securities                                    84.3            84.3             94.0            94.0
             Mortgage loans on real estate, net                  7,923.2         8,536.4          7,113.1         7,293.3
             Policy loans                                          629.2           629.2            591.1           591.1
             Short-term investments                              1,210.3         1,210.3          1,011.3         1,011.3
           Cash                                                      0.9             0.9             22.6            22.6
           Assets held in separate accounts                     47,208.2        47,208.2         59,513.0        59,513.0

         Liabilities:
           Investment contracts                                (25,276.3)      (23,634.1)       (19,549.5)      (18,421.0)
           Policy reserves on life insurance contracts          (6,403.5)       (6,479.6)        (5,666.5)       (5,524.4)
           Collateral received - securities lending and
               derivatives                                      (1,363.6)       (1,363.6)          (809.6)         (809.6)
           Short-term debt                                           -               -             (100.0)         (100.0)
           Long-term debt, payable to NFS                         (600.0)         (600.0)          (300.0)         (300.0)
           Liabilities related to separate accounts            (47,208.2)      (45,524.6)       (59,513.0)      (58,387.3)

         Derivative financial instruments:
           Interest rate swaps hedging assets                     (141.2)         (141.2)            (5.6)           (5.6)
           Cross currency interest rate swaps                      325.1           325.1            (66.0)          (66.0)
           Futures contracts                                       (45.7)          (45.7)           (33.0)          (33.0)
         -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (11) Risk Disclosures

          The following is a description of the most significant risks facing the Company and how it mitigates those risks:

          Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

          Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

          Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U. S., thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

          Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

          Commitments  to fund  fixed  rate  mortgage  loans on real  estate are agreements to lend to a borrower and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $252.5 million extending into 2003 were outstanding as of December 31, 2002. The Company also had $77.3 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2002.

          Notional  amounts  of  derivative  financial  instruments,   primarily
          interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2002, the Company's credit risk from these derivative financial instruments was $73.3 million, net of $387.1 million of cash collateral and $25.9 million in securities pledged as collateral.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2002, 76% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed minimum death benefit (GMDB) claims, which may require the Company to accelerate the amortization of DAC.

          The Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the policyholder contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or policyholder contract value on a specified anniversary date. A decline in the stock market causing the policyholder contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the policyholder contract value, which could result in additional GMDB claims. As of December 31, 2002, the net amount at risk, defined as the excess of the death benefit over the account value, was $6.55 billion before reinsurance and $2.96 billion net of reinsurance. As of December 31, 2002, the Company's reserve for GMDB claims was $13.7 million

          Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the
          U. S. As of December 31, 2002, the Company has a diversified portfolio with no more than 22% in any geographic area and no more than 1% with any one borrower. As of December 31, 2002, 33% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

          Significant Business Concentrations: As of December 31, 2002, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or
          geographic   area  in  which  business  is  conducted  that  makes  it
          vulnerable to an event which could cause a severe impact to the Company's financial position.

          Guarantee Risk: In connection with the selling of securitized interests in Low Income Housing Tax Credit Funds (Tax Credit Funds), see note 17, the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated.

          Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $362.3 million as of December 31, 2002. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contract.

          Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

     (12) Pension Plan, Postretirement Benefits Other than Pensions and Retirement Savings Plan

          The Company is a participant, together with other affiliated companies except for Nationwide Provident, in pension plans covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

          Pension costs charged to operations by the Company during the years ended December 31, 2002, 2001 and 2000 were $10.0 million, $5.0 million and $1.9 million, respectively. The Company has recorded a pension liability of $0.5 million as of December 31, 2002 compared to a prepaid pension asset of $9.4 million as of December 31, 2001.

          In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

          The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

          The Company's accrued postretirement benefit expense as of December 31, 2002 and 2001 was $51.9 million and $53.8 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 2002, 2001 and 2000 was $3.5 million, $2.9 million and $3.8 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2002 and 2001 follows:

                                                                         Pension Benefits         Postretirement Benefits
                                                                    --------------------------- ----------------------------
         (in millions)                                                  2002          2001           2002          2001
         ===================================================================================================================
         Change in benefit obligation:
             Benefit obligation at beginning of year                $   2,132.2    $  1,981.7    $     314.0   $
                                                                                                                     276.4
             Service cost                                                 103.3          89.3           13.2          12.6
             Interest cost                                                135.6         129.1           22.5          21.4
             Participant contributions                                      -             -              4.0           3.3
             Plan amendment                                               (11.5)         27.7         (117.7)          0.2
             Actuarial (gain) loss                                        (13.1)         (5.8)          54.0          20.2
             Benefits paid                                                (97.6)        (89.8)         (20.3)        (20.1)
             Impact of settlement/curtailment                             (12.7)          -              -             -
         -------------------------------------------------------------------------------------------------------------------
                Benefit obligation at end of year                       2,236.2       2,132.2          269.7         314.0
         ===================================================================================================================

         Change in plan assets:
             Fair value of plan assets at beginning of year             2,200.7       2,337.1          119.7         119.4
             Actual return on plan assets                                (142.4)        (46.6)         (12.7)         (0.2)
             Employer contribution                                          4.3           -             16.2          17.3
             Participant contributions                                      -             -              4.0           3.3
             Benefits paid                                                (97.6)        (89.8)         (20.3)        (20.1)
         -------------------------------------------------------------------------------------------------------------------
                Fair value of plan assets at end of year                1,965.0       2,200.7          106.9         119.7
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                   (271.2)         68.5         (162.8)       (194.3)
         Unrecognized prior service cost                                   33.6          49.5         (116.9)          0.2
         Unrecognized net losses (gains)                                  225.9         (79.3)          71.9          (4.0)
         Unrecognized net (asset) obligation at transition                 (3.8)         (5.1)           0.1           0.8
         -------------------------------------------------------------------------------------------------------------------
                Prepaid (accrued) benefit cost, net                 $     (15.5)      $  33.6       $ (207.7)    $  (197.3)

         ===================================================================================================================

          Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase 3% per year. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

          Effective January 1, 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) raised IRS limits for benefits and salaries considered in qualified pension plans. The projected benefit obligation decreased by $11.5 million from December 31, 2001 due to the anticipation of the EGTRRA sunset provisions not recognized in the December 31, 2001 calculations.

          Pension costs in 2002 and December 31, 2002 pension liabilities include curtailment charges and gains calculated for the disposal of a segment of participants. Settlement credits of $10.0 million were directly assigned to NMIC and no costs were assigned to the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                   ---------------------------   ---------------------------
                                                                       2002          2001            2002          2001
         ===================================================================================================================
         Weighted average discount rate                               6.00%         6.50%           6.60%         7.25%
         Rate of increase in future compensation levels               4.50%         4.75%             -             -
         Assumed health care cost trend rate:
               Initial rate                                             -             -             11.30%1       11.00%
               Ultimate rate                                            -             -              5.70%1        5.50%
               Declining period                                         -             -            11 Years       4 Years
         -------------------------------------------------------------------------------------------------------------------
         ----------
         1         The 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.39%.

          The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2002, 2001 and 2000 were as follows:

         (in millions)                                                            2002            2001            2000
         ===================================================================================================================
         Service cost (benefits earned during the period)                    $       103.3       $    89.3       $    81.4
         Interest cost on projected benefit obligation                                135.6          129.1           125.3
         Expected return on plan assets                                             (178.6)         (183.8)         (184.5)
         Recognized gains                                                                 -           (7.8)          (11.8)
         Amortization of prior service cost                                                            3.2             3.2
                                                                                   4.4
         Amortization of unrecognized transition asset                                                (1.3)           (1.3)
                                                                                  (1.3)
         -------------------------------------------------------------------------------------------------------------------
            Net periodic pension cost                                        $         63.4      $    28.7       $    12.3
         ===================================================================================================================

          A curtailment gain of $19.8 million was recognized in 2000 as the result of a former affiliate of NMIC ending its participation in the pension plan.

          Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                        2002          2001          2000
         ===================================================================================================================
         Weighted average discount rate                                                 6.50%         6.75%        7.00%
         Rate of increase in future compensation levels                                 4.75%         5.00%        5.25%
         Expected long-term rate of return on plan assets                               8.25%         8.00%        8.25%
         -------------------------------------------------------------------------------------------------------------------

          The plan's investment strategy was modified based on the recommendations of a pension optimization study. This change in investment strategy is expected to increase long-term real rates of return 0.50% while maintaining the same aggregate risk level. For this reason, the expected long-term rate of return was increased to 8.25% in 2002 from 8.00% in 2001.

          The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2002, 2001 and 2000 were as follows:

         (in millions)                                                                  2002          2001          2000
         ====================================================================================================================
         Service cost (benefits attributed to employee service during the year)        $  13.2        $ 12.6        $ 12.2
         Interest cost on accumulated postretirement benefit obligation                   22.4          21.4          18.7
         Expected return on plan assets                                                   (9.2)         (9.6)         (7.9)
         Amortization of unrecognized transition obligation of affiliates                  0.6           0.6           0.6
         Net amortization and deferral                                                    (0.4)         (0.4)         (1.3)
         --------------------------------------------------------------------------------------------------------------------
             NPPBC                                                                     $  26.6        $ 24.6        $ 22.3
         ====================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2002, 2001 and 2000 were as follows:

                                                                                        2002          2001          2000
         ====================================================================================================================
         Discount rate                                                                  7.25%         7.50%         7.80%
         Long-term rate of return on plan assets                                        7.75%         8.00%         8.30%
         Assumed health care cost trend rate:
            Initial rate                                                               11.30%        11.00%        13.00%
            Ultimate rate                                                               5.70%         5.50%         5.50%
            Declining period                                                          11 Years       4 Years       5 Years
         --------------------------------------------------------------------------------------------------------------------

          Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2002 and on the NPPBC for the year ended December 31, 2002 was not calculated.

          The Company, together with other affiliated companies, sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to this plan totaled $5.7 million, $5.6 million and $4.4 million for 2002, 2001 and 2000, respectively, including amounts related to discontinued operations that are immaterial.

     (13) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

          The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

          The statutory capital and surplus of NLIC as of December 31, 2002 and 2001 was $1.61 billion and $1.76 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2002, 2001 and 2000 was $92.5 million, $83.1 million and $158.7 million, respectively.

          The NAIC completed a project to codify statutory accounting principles (Codification), which became effective January 1, 2001 for NLIC and NLAIC. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

          The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2002 no dividends could be paid by NLIC without prior approval.

          In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

          The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (14) Related Party Transactions

          During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. During 2002, the Company entered into transactions with NMIC and Nationwide Indemnity Company (NIC), whereby it sold 100% of its remaining interest in the limited partnership (representing 15.11% of the limited partnership) to NMIC and NIC for a total of $54.5 million. As a result of this sale, the Company recorded a realized gain of $23.2 million and related tax expense of $8.1 million. The sales prices for each transaction, which were paid in cash, represented the fair value of the portions of limited partnership interests that were sold and were based on valuations of the limited partnership and its underlying investments as of the effective dates of the transactions. The valuations were completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed, through their respective Finance Committees, and approved the process and methodology of the valuations prior to the execution of these transactions. The Company no longer holds an economic or voting interest in the limited partnership.

          NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $4.50 billion and $4.68 billion as of December 31, 2002 and 2001, respectively. Total revenues from these contracts were $143.3 million, $150.7 million and $156.8 million for the years ended December 31, 2002, 2001 and 2000, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $114.8 million, $122.5 million and $135.8 million for the years ended December 31, 2002, 2001 and 2000, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

          As discussed in more detail in note 2(i), through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC and beginning October 1, 2002, will file a consolidated federal income tax return with NLICA. Total payments to (from) NMIC were $71.0 million, $(45.4) million and $74.6 million for the years ended December 31, 2002, 2001 and 2000, respectively.

          NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by NLIC, although a fee is paid to NLIC for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2002, 2001 and 2000 were $325.0 million, $200.7 million and $170.1 million, respectively, while benefits, claims and expenses ceded were $328.4 million, $210.1 million and $171.0 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2002, 2001 and 2000, the Company made payments to NMIC and Nationwide Services Company, LLC, totaling $135.6 million, $139.8 million and $150.3 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

          Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $24.9 million, $26.4 million and $31.4 million for the years ended December 31, 2002, 2001 and 2000, respectively.

          The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2002, 2001 and 2000, the Company made lease payments to NMIC and its subsidiaries of $20.2 million, $18.7 million and $14.1 million, respectively.

          The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2002 and 2001, the Company had no borrowings from affiliated entities under such agreements. During 2002 and 2001, the most the Company had outstanding at any given time was $224.9 million and $368.5 million, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $0.3 million and $0.2 million for 2002 and 2001, respectively. Transactions under the agreements during 2000 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

          The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $87.0 million and $54.8 million as of December 31, 2002 and 2001, respectively,  and  are  included  in  short-term  investments  on the
          accompanying   consolidated  balance  sheets.  For  the  years  ending
          December 31, 2002, 2001 and 2000, the Company paid NCMC fees and expenses totaling $0.3 million, $0.4 million and $0.3 million, respectively.

          Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2002 were $50.3 million, $52.9 million and $65.0 million, respectively.

          Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered as investment options in certain of the Company's products. As of December 31, 2002, total GGI funds in the Company's products were $12.21 billion. For the year ended December 31, 2002, GGI paid the Company $38.8 million for the distribution and servicing of these funds.

          During 2002, NLIC paid a dividend of $35.0 million and dividends in the form of return of capital of $475.0 million to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI, a wholly owned broker/dealer subsidiary. Therefore, the results of the operations of NSI have been reflected as discontinued operations for all periods presented. This was a transaction between related parties and therefore was recorded at carrying value, $10.0 million, of the underlying components of the transaction rather than fair value. Such amount represents a non-cash transaction that is not reflected in the Consolidated Statement of Cash Flows.

          In December 2001, NLIC sold NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC sold NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. The Company made interest payments on surplus notes to NFS totaling $30.1 million in 2002 and none in 2001. In addition, the Company made interest payments on unsecured notes to NFS totaling $0.5 million in 2002.

     (15) Bank Lines of Credit

          The Company has available as a source of funds a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five-year $700 million agreement and a 364 day $300 million agreement with a group of financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2002. NLIC is currently required to maintain an available credit facility equal to 50% of any amounts outstanding under its $500 million commercial paper program. Therefore, availability under the aggregate $1 billion credit facility is reduced by an amount equal to 50% of any commercial paper outstanding. NLIC did not have any commercial paper outstanding as of December 31, 2002.

     (16) Contingencies

          On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint seeks to bring a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates, which plaintiff contends were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. On April 16, 2002, the Company and the other named defendants filed a motion for summary judgment on the individual claims of plaintiff Mercedes Castillo. On May 28, 2002, the Court denied plaintiffs' motion to add new persons as named plaintiffs, but granted Marcus Shore's request to withdraw as named plaintiff, so the action is now proceeding with Mercedes Castillo as the only named plaintiff. On November 4, 2002, the Court issued a decision granting the Company's and the other defendants' motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification is moot. Judgment for the Company was entered on November 15, 2002. On December 16, 2002, plaintiff Mercedes Castillo filed a notice of appeal from the court's orders (a) granting the defendants' motion for summary judgment; and (b) denying plaintiff's motion for leave to amend the complaint to add three new named plaintiffs. The Company's responsive brief is due by April 23, 2003 and plaintiff's reply brief is due by May 12, 2003. The Company intends to defend this lawsuit vigorously.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



          On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 6, 2001, the plaintiffs amended their complaint to include class action allegations. Plaintiffs seek to represent a class of retirement plans that purchased variable annuities from NLIC to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from the Company that allowed plan participants to invest in funds that were offered by separate mutual fund companies; that the Company was a fiduciary under ERISA; that the Company breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by the Company; and that the Company violated ERISA by replacing many of the funds originally included in the plaintiff's annuities with "inferior" funds because the new funds purportedly paid higher fees to the Company. The amended complaint seeks disgorgement of the fees allegedly received by the Company and other unspecified compensatory damages, declaratory and injunctive relief and attorney's fees. On December 3, 2001, the plaintiffs filed a motion for class certification. The Company is opposing that motion. The Company's Motion to Dismiss was denied on September 11, 2002. On January 14, 2003, plaintiffs filed a motion to file a second amended complaint and the motion was granted on February 21, 2003. The second amended complaint removes the claims asserted against the Company concerning a violation of ERISA through the replacement of many of the funds originally included in the plaintiffs' annuities with "inferior" funds that purportedly paid higher fees to the Company. The Company intends to defend this lawsuit vigorously.

          There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

     (17) Securitization Transactions

          During 2002, the Company sold credit enhanced equity interests in Tax Credit Funds to unrelated third parties for $125.3 million and recognized $6.8 million of income. The Company guaranteed cumulative after-tax yield to unrelated third party investors ranging from 5.15% to 5.25%. These guarantees are in effect for approximately 15 years. The Tax Credit Funds will provide a stream of tax benefits to the investors that will generate a yield and return of capital. To the extent that the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by cash reserves established by the Company at the inception of the transactions.

          The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $368.7 million. The Company does not anticipate making any payments related to the guarantees.

          At the time of the sales, $4.9 million of net sale proceeds were set aside as reserves for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant among other criteria. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly and upon stabilizing, the reserve is released, and during 2002, $0.5 million of stabilization reserves were released into income.

          To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it can recover any such funding out of the cash flow distributed from the sale of any and/or all of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



     (18) Segment Information

          The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
          Individual Annuity, Institutional Products and Life Insurance. During the second quarter of 2002, the Company paid a dividend to NFS that resulted in the disposal of a portion of the business that had been reported in the Corporate segment (see note 14). As a result, this business has been reported as discontinued operations. Also, structured products transactions previously reported in the Corporate segment are now reported in the Institutional Products segment. Amounts reported for all periods have been revised to reflect these changes and to conform to the 2002 presentation.

          The Individual Annuity segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

          The Institutional Products segment is comprised of the Company's Private and Public Sector pension plans, medium-term note program and structured products transactions. The Private Sector includes the 401(k) business generated through fixed and variable annuities. The Public Sector includes the Internal Revenue Code Section 457 business in the form of fixed and variable annuities.

          The Life Insurance segment consists of investment life products, including individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

          In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, unallocated expenses and interest expense on debt. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items in the Corporate segment, but does not consider them as part of operating income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2002, 2001 and 2000.

                                                Individual    Institutional        Life
         (in millions)                           Annuity         Products       Insurance       Corporate        Total
         ===================================================================================================================
         2002:
         Net investment income                   $   668.5    $      800.2      $    328.6     $      41.2    $   1,838.5
         Other operating revenue                     526.2           177.9           537.7             0.7        1,242.5
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1              1,194.7           978.1           866.3            41.9        3,081.0
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                           505.9           548.9           186.4             -          1,241.2
         Amortization of deferred policy
            acquisition costs                        528.2            53.7            88.2             -            670.1
         Interest expense on debt                      -               -               -              36.0           36.0
         Other benefits and expenses                 283.4           172.1           420.2             4.1          879.8
         -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses            1,317.5           774.7           694.8            40.1        2,827.1
         -------------------------------------------------------------------------------------------------------------------
         Operating (loss) income before
            federal income taxes 1                  (122.8)          203.4           171.5             1.8          253.9
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (84.4)         (84.4)
         -------------------------------------------------------------------------------------------------------------------
         (Loss) income from continuing
            operations before federal income
            taxes and cumulative effect of
            adoption      of      accounting   $    (122.8)   $      203.4      $    171.5    $              $      169.5
         principles                                                                                  (82.6)
         ===================================================================================================================

         Assets as of year end                   $ 40,830.0     $ 30,440.7       $ 9,676.3       $ 5,075.6     $ 86,022.6
         ===================================================================================================================
         ---------
          1    Excludes net realized gains and losses on investments not related
               to   securitizations,   hedging  instruments  and  hedged  items,
               discontinued  operations  and  cumulative  effect of  adoption of accounting principles.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



                                                Individual    Institutional        Life
         (in millions)                           Annuity         Products       Insurance       Corporate        Total
         ===================================================================================================================
         2001:
         Net investment income                $      534.7    $      847.5      $    323.3    $       19.2    $   1,724.7
         Other operating revenue                     556.0           209.4           511.5             1.6        1,278.5
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1              1,090.7         1,056.9           834.8            20.8        3,003.2
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                           433.2           627.8           177.7             -          1,238.7
         Amortization of deferred policy
            acquisition costs                        220.0            47.6            80.3             -            347.9
         Interest expense on debt                      -               -               -               6.2            6.2
         Other benefits and expenses                 206.1           170.2           387.1            (2.1)         761.3
         -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses              859.3           845.6           645.1             4.1        2,354.1
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income taxes 1                   231.4           211.3           189.7            16.7          649.1
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (20.2)         (20.2)
         -------------------------------------------------------------------------------------------------------------------
         Income (loss) from continuing
            operations before federal income
            taxes and cumulative effect of
           adoption      of       accounting  $      231.4    $      211.3      $    189.7    $       (3.5)     $
         principles                                                                                                 628.9
         ===================================================================================================================
                                                                                                          2
         Assets as of year end                  $ 43,885.4     $  34,130.1      $  9,129.0      $  4,010.1     $ 91,154.6
         ===================================================================================================================
         2000:
         Net investment income                $      482.0    $      827.4      $    289.2    $       55.3     $  1,653.9
         Other operating revenue                     625.9           251.6           462.1             2.9        1,342.5
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1              1,107.9         1,079.0           751.3            58.2
                                                                                                                  2,996.4
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                           396.4           628.8           157.2             -          1,182.4
         Amortization of deferred policy
            acquisition costs                        238.7            49.2            64.2             -            352.1
         Interest expense on debt                      -               -               -               1.3            1.3
         Other benefits and expenses                 192.1           181.0           368.8            16.2          758.1
         -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses              827.2           859.0           590.2            17.5        2,293.9
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income taxes 1                   280.7           220.0           161.1            40.7          702.5
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (19.4)         (19.4)
         -------------------------------------------------------------------------------------------------------------------
         Income from continuing operations
            before federal income taxes and
            cumulative effect of adoption of
            accounting principles             $      280.7    $      220.0     $     161.1    $       21.3   $      683.1
         ===================================================================================================================
                                                                                                          3
         Assets as of year end                  $ 45,422.5      $ 37,217.3      $  8,103.3      $  1,824.2    $ 92,567.3
         ===================================================================================================================

         ----------

          1 Excludes net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items, discontinued operations and cumulative effect of adoption of accounting principles.

          2    Includes  $24.8  million  of  assets   related  to   discontinued
               operations.

          3    Includes  $22.5  million  of  assets   related  to   discontinued
               operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

     (19) Variable Interest Entities

          As of December 31, 2002, the Company had investments of $71.0 million in Tax Credit Funds for the purpose of generating favorable after-tax investment returns for the Company. These Tax Credit Funds and those that the Company has sold to others with a guarantee of the cumulative after-tax return, which are described in more detail in note 17, may be considered a VIE in accordance with FIN 46. See note 2(k). The Company's maximum exposure to loss as a result of its involvement in these VIEs is $439.6 million, which is comprised of the carrying value of the Tax Credit Funds held by the Company for its own use and the maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees.

     (20) Subsequent Event

          On February 13, 2003, NFS contributed as additional paid-in capital $200.0 million cash to NLIC for general corporate purposes.

PART C. OTHER INFORMATION

         Item 24.     Financial Statements and Exhibits



                           Nationwide Variable Account-8:

                               Independent Auditors' Report


                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2002.

                               Statements of Operations for the year ended
                               December 31, 2002.

                               Statements of Changes in Contract Owners' Equity for the years ended December 31, 2002 and 2001.


                               Notes to Financial Statements.

                           Nationwide Life Insurance Company and subsidiaries:

                               Independent Auditors' Report.


                               Consolidated Balance Sheets as of December
                               31, 2002 and 2001.

                               Consolidated Statements of Income for the years ended December 31, 2002, 2001 and 2000.

                               Consolidated Statements of Shareholder's Equity for the years ended December 31, 2002, 2001 and 2000.

                               Consolidated Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000.


                               Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits

                    (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with the Registration Statement (1933 Act File No. 033-62637, 1940 Act File No. 811-7357) and
                         hereby incorporated by reference.

                    (2)  Not Applicable

                    (3) Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously with Amendment No. 6 to Registration Statement (1933 Act File No. 033-62637, 1940 Act File No. 811-7357) and
                         hereby incorporated by reference.

                    (4) The form of the variable annuity contract - Filed previously with the Registration Statement and (1933 Act File No. 033-62637, 1940 Act File No. 811-7357)
                         hereby incorporated by reference.

                    (5) Variable Annuity Application - Filed previously with the Registration Statement (1933 Act File No. 033-62637, 1940 Act File No. 811-7357) and hereby incorporated by reference.

                    (6) Articles of Incorporation of Depositor - Filed previously with the Registration Statement (1933 Act File No. 033-62637, 1940 Act File No. 811-7357) and
                         hereby incorporated by reference.

                    (7)  Not Applicable

                    (8)  Not Applicable

                    (9) Opinion of Counsel - Filed previously with the Registration Statement (1933 Act File No. 033-62637, 1940 Act File No. 811-7357) and hereby incorporated by reference.

                    (10) Not Applicable

                    (11) Not Applicable

                    (12) Not Applicable


                    (13) Performance Advertising Calculation Schedule - Attached
                         hereto.

Item 25.          DIRECTORS AND OFFICERS OF THE DEPOSITOR

                    W.G. Jurgensen, Director, Chairman of the Board and Chief
                         Executive Officer
                    Joseph J. Gasper, Director, President and Chief Operating
                         Officer
                    Patricia R. Hatler, Executive Vice President, General
                         Counsel and Secretary
                    Richard D. Headley, Executive Vice President
                    Donna A. James, Executive Vice President-Chief
                          Administrative Officer
                    Michael C. Keller, Executive Vice President-Chief
                         Information Officer
                    Douglas C. Robinette, Executive Vice President-Corporate
                         Strategy
                    Robert A. Rosholt, Executive Vice President-Finance and
                         Investments
                    John R. Cook, Jr., Senior Vice President-Chief
                          Communications Officer
                    David A. Diamond, Senior Vice President-Corporate Strategy Philip C. Gath, Senior Vice President-Chief
                          Actuary-Nationwide Financial
                    David K. Hollingsworth, Senior Vice
                         President-President-Nationwide Insurance Sales
                    David R. Jahn, Senior Vice President-Product Management Richard A. Karas, Senior Vice President-Sales-Financial
                         Services
                    Gregory S. Lashutka, Senior Vice President-Corporate
                         Relations
                    Gary D. McMahan, Senior Vice President
                    Michael D. Miller, Senior Vice President-NI Finance
                    Brian W. Nocco, Senior Vice President and Treasurer
                    Mark D. Phelan, Senior Vice President-Technology and
                         Operations
                    Kathleen D. Ricord, Senior Vice President-Marketing and
                         Strategy
                    John S. Skubik, Senior Vice President-Consumer Finance Mark R. Thresher, Senior Vice President-Chief Financial
                         Officer
                    Richard M. Waggoner, Senior Vice President-Operations Susan A. Wolken, Senior Vice President-Product Management
                         and Nationwide Financial Marketing
                    James G. Brocksmith, Jr., Director
                    Henry S. Holloway, Director
                    James F. Patterson, Director
                    Gerald D. Prothro, Director
                    Joseph A. Alutto, Director
                    Donald L. McWhorter, Director
                    Arden L. Shisler, Director Alex Shumate, Director
                    Lydia M. Marshall, Director
                    David O. Miller, Director

                    The business address of the Directors and Officers of the Depositor is:
                    One Nationwide Plaza
                    Columbus, Ohio 43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

            *Subsidiaries for which separate financial statements are filed **Subsidiaries included in the respective consolidated financial statements
          ***Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
         ****Other subsidiaries



------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            Registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a
                                                                                broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a
                                                                                broker-dealer and investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to
  Massachusetts                                                                 Provident Mutual Companies in
                                                                                Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas        Texas                                   Established to grant proper licensing to
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This corporation acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The corporation is a third-party administrator
                                                                                providing record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The corporation is an investment advisor registered
                                                                                with the Securities and Exchange Commission
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The corporation is a broker-dealer
                                                                                registered with the National Association
                                                                                of Securities Dealers, a self-regulatory
                                                                                body of the Securities and Exchange
                                                                                Commission
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The corporation is an insurance agency marketing
                                                                                life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The corporation is an insurance agency marketing
                                                                                life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The corporation is a captive reinsurer.
                                        Islands
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    The corporation is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The corporation provides general printing services
                                                                                to its affiliated companies as well as to
                                                                                unaffiliated companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General  Agency Company        Iowa                                    The corporation acts as a managing general agent and
                                                                                surplus lines broker for property and casualty
                                                                                insurance products.
------------------------------------------------------------------------------------------------------------------------------------
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

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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The corporation engages in the direct Company
                                                                                marketing of property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The corporation is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The corporation underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The corporation acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with CCMIC for the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The corporation engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO  Insurance Company               Iowa                                    The corporation underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The corporation is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The corporation is a holding company of a group
                                                                                engaged in the management of pension fund assets,
                                                                                unit trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     England                                 To market insurance products and to carry on
                                                                                business in the fields of life, pension, house,
                                                                                motor, marine, fire, employers' liability, accident
                                                                                and other insurance; to act as insurance brokers and
                                                                                consultants and as agents for effecting insurance
                                                                                and obtaining policies in respect of all and every
                                                                                kind of risk and against death, injury or loss
                                                                                arising out of, or through, or in connection with
                                                                                any accidents and against loss or damage to real or
                                                                                personal property.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The corporation is a small captive insurance
                                                                                brokerage firm serving principally, but not
                                                                                exclusively, the "traditional" agent producers of
                                                                                CalFarm Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The corporation assists agents and affiliated
                                                                                companies in account completion for marketing
                                                                                CalFarm Products.
------------------------------------------------------------------------------------------------------------------------------------

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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Calfarm Insurance Company             California                              The corporation is a California-based multi-line
                                                                                insurance corporation that writes agricultural,
                                                                                commercial, personal and individual health coverages
                                                                                and benefits from the sponsorship of the California
                                                                                Farm Bureau.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                This company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual                Texas                                   The corporation underwrites non-standard automobile
  Insurance Company                                                             and motorcycle insurance and various other
                                                                                commercial liability coverage in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The corporation is an insurance agency that sells
                                                                                and services commercial insurance. The corporation
                                                                                also provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the corporation is to create a
                                                                                captive distribution network through which
                                                                                affiliates can sell multi-manager investment
                                                                                products, insurance products and sophisticated
                                                                                estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England & Wales                         The corporation is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objective.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The corporation underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Dinamica Participacoes SA             Brazil                                  The company participates in other companies related
                                                                                to the registrant's international operations.

------------------------------------------------------------------------------------------------------------------------------------

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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   To sell property and casualty insurance products
  LLC                                                                           including, but not limited to, automobile or other
                                                                                vehicle insurance and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency                  California                              The Company places pet insurance business written by
                                                                                Vetrinary Pet Insurance Company outside of
                                                                                California with National Casualty Company
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The corporation is an insurance agency that
                                                                                places business not written by the Farmland
                                                                                Insurance Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                    The corporation provides property and casualty
  Company                                                                       insurance primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England & Wales                         Currently inactive
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The corporation is an insurance agency marketing
  Agency of Alabama, Inc.                                                       life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The corporation is an insurance agency marketing
  Agency of Ohio, Inc.                                                          life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The corporation is an insurance agency marketing
  Agency of Oklahoma, Inc.                                                      life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The corporation is an insurance agency marketing
  Agency of Texas, Inc.                                                         life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The corporation is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Florida Records Administrator, Inc.   Florida                                 The corporation administers the deferred
                                                                                compensation plan for the public employees of the
                                                                                State of Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England & Wales                         The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------


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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Asset Management, Inc.       Delaware                                The company serves as a registered investment
                                                                                advisor/performing equity investment functions.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England & Wales                         The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services, Inc.  Delaware                                The corporation is a limited broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers, LLC       Delaware                                This is a limited liability company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey,                                 The company is engaged in investment administration
  International Limited                 Channel Islands                         and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England & Wales                         The company is engaged in authorized unit trust
                                                                                management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                This company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset                 Delaware                                The company acts as a holding company for the
  Management Trust                                                              Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England & Wales                         The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England & Wales                         The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment                   England & Wales                         The company is an investment holding company and
  Management plc                                                                provides services to other companies within the
                                                                                Gartmore Group.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          Germany                                 The company is engaged in marketing support.
  GmbH
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          England                                 The company isengaged in investment holding.
  Limited
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The corporation provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is engaged in the business of
                                                                                investment management.
------------------------------------------------------------------------------------------------------------------------------------

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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley and Associates,       Oregon                                  The corporation brokers or places book value
  Inc.                                                                          maintenance agreements (wrap contracts) and
                                                                                guaranteed I contracts (GICs) for collective
                                                                                investment trusts and accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital               Oregon                                  The corporation is an investment advisor and stable
  Management, Inc.                                                              value money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial             Oregon                                  The corporation is a holding company.
  Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital          Delaware                                The trust acts as a registered investment advisor.
  Trust
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees             England & Wales                         The company is the trustee of the Gartmore
  Limited                                                                       Pension Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview LLC                Delaware                                The company provides customized solutions, in the
                                                                                form of expert advise and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Secretaries (Jersey) Ltd.    Jersey, Channel                         The company acts as a nominee. The company is
                                        Islands                                 dormant.
------------------------------------------------------------------------------------------------------------------------------------

  Gartmore Securities Limited           England & Wales                         The company is engaged in investment holding and is
                                                                                a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The corporation is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England & Wales                         The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------

  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing worker's and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                  The corporation provides self-insurance
  Nevada                                                                        administration, claims examining and data processing
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The corporation provides worker's
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------

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


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                    The corporation provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The corporation is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The corporation is an insurance agency marketing
  York, Inc.                                                                    life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The corporation acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Market Street Fund                    Delaware                                This is an open-end diversified management company
                                                                                that serves as an investment medium for the variable
                                                                                life policies and variable annuity of NLICA and
                                                                                NLAICA.
------------------------------------------------------------------------------------------------------------------------------------
  Market Street Investment Management   Pennsylvania                            This is an inactive company.
  Company
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The corporation provides third-party administration
                                                                                services for workers compensation, automobile injury
                                                                                and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                               The corporation underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 This company is currently inactive.
  America, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                    The corporation administers deferred compensation
  Inc.                                                                          plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                    The company is engaged in making Company (name
                                                                                change) residential (1-4 family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  It is a shell insurer with no active policies or
  Company of America                                                            liabilities.
------------------------------------------------------------------------------------------------------------------------------------

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


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi- family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Agency, Inc.              Ohio                                    The corporation is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The corporation provides property and casualty
  Company                                                                       insurance primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of this company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England & Wales                         This company acts as a holding company.
  Holdings, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The corporation underwrites non-standard auto and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This is a holding company that funds/owns commercial
                                                                                mortgage loans for an interim basis, hedges the
                                                                                loans during the ownership period, and then sells
                                                                                the loans as part of a securitization to generate a
                                                                                profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                    The corporation buys and sells investment securities
  Company                                                                       of a short-term nature as agent for other
                                                                                corporations, foundations, and insurance company
                                                                                separate accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company hold investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The corporation acts primarily as a holding company
                                                                                for entities affiliated with NMIC and NMFIC.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The corporation acts as an administrator of
  Company                                                                       structured settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The corporation engages in the business of an
  Distributors Agency, Inc.                                                     insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The corporation engages in the business of an
  Distributors Agency, Inc. of New                                              insurance agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The corporation engages in the business of an
  Distributors Insurance Agency, Inc.                                           insurance agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                 The corporation is a long-term insurer that issues
  (Bermuda) Ltd.                                                                variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------

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


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The corporation acts primarily as a holding company
                                                                                for companies within the Nationwide organization
                                                                                that offer or distribute long-term savings and
                                                                                retirement products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                  The corporation provides services to Nationwide
                                                                                Global Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The corporation contributes to non-profit activities
                                                                                and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General                    Ohio                                    The corporation transacts a general insurance
  Insurance Company                                                             business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc., in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The corporation is a holding company for
                                                                                international operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Japan, Inc.         Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Limited             Hong Kong                               The corporation is a holding company for Asian
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Health Plans, Inc.         Ohio                                    The corporation operates as a Health Insurance
                                                                                Corporation (HIC).
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Holdings, SA               Brazil                                  The purpose of the company is to participate in
                                                                                other companies related to the registrant's
                                                                                international operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This corporation performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Indemnity Company         Ohio                                    Acts as a reinsurer by assuming business from NMIC
                                                                                and other insurers within the Nationwide Insurance
                                                                                organization.
------------------------------------------------------------------------------------------------------------------------------------

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

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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company          Wisconsin                               The corporation is an independent agency personal
  of America                                                                    lines underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The corporation transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The corporation is a special risk, excess and
  Underwriters, Inc.                                                            surplus lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment                 Oklahoma                                It is a limited broker-dealer company doing business
  Services Corporation                                                          in the deferred compensation market and acts as an
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life and Annuity         Ohio                                    The corporation engages in underwriting
  Insurance Company                                                             life insurance and granting, purchasing,
                                                                                and disposing of annuities.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life and Annuity          Delaware                                The company insures against personal injury,
  Company of America                                                            disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Assurance             Thailand                                The company acts as a holding company.
  Company, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life Insurance Company    Pennsylvania                            The company insures against personal injury,
  of America                                                                    disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life Insurance           Ohio                                    This corporation provides individual life, group
  Company                                                                       life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The corporation markets commercial property
                                                                                insurance in Texas.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management System,         Ohio                                    The corporation offers a preferred provider
  Inc.                                                                          organization and other related products and
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida               Brazil                                  To operate as a licensed insurance company in the
  Previdencia S.A.                                                              categories of Life and Unrestricted Private Pension
                                                                                Plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings,         Ohio                                    The corporation acts as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire                Ohio                                    The company engages in a general insurance and
  Insurance Company                                                             reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The corporation engages in a general insurance
  Insurance Company                                                             business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                This is an inactive company.
  Inc
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            This is a holding company for non-insurance
  Company                                                                       subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Plan            Ohio                                    The corporation is an insurance agency providing
  Services, Inc.                                                                individual and group life, disability and health
                                                                                insurance and marketing retirement plan
                                                                                administration and investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The corporation markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The corporation provides retirement
  Inc. of Alabama                                                               products, marketing/education and
                                                                                administration to public employees and
                                                                                educators.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The corporation markets and administers deferred
  Inc. of Arizona.                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The corporation markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The corporation markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The corporation markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The corporation markets and administers
  Inc. of New Mexico                                                            deferred compensation plans for public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The corporation provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The corporation markets and administers
  Inc. of Oklahoma                                                              deferred compensation plans for public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The corporation markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The corporation markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The corporation markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The corporation markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The corporation is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                    The company performs shared services functions for
  LLC                                                                           the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Zo.o          Poland                                  The corporation provides services to Nationwide
                                                                                Global Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The corporation is authorized to engage in the
  na Zycie S.A.                                                                 business of life insurance and pension products in
                                                                                Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB                                                 This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Asset Management        England & Wales                         The company acts as a holding company.
  Holdings, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company,        England & Wales                         The company acts as a holding company.
  Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund,     Delaware                                The company plans to own and manage Contributed
  LLC                                                                           Securities and to achieve long - term capital
                                                                                appreciation from the Contributed Securities and
                                                                                through investments in a portfolio of other equity
                                                                                investments in financial service by the Company to
                                                                                be undervalued.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                                The corporation acts primarily as a holding company
                                                                                for Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Inc.                Bermuda                                 The corporation buys and sells investment securities
  (new company Jul 02)                                                          for its own account in order to enhance the
                                                                                investment returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg, S, A.                 Luxembourg                              The company acts primarily as a holding company for
                                                                                Nationwide Global Holdings, Inc. European
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                             The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              This Luxembourg-based life insurance company
                                                                                provides individual life insurance primarily in the
                                                                                United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The corporation provides pension plan administration
                                                                                and record keeping services and pension plan
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                This is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This corporation is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                NLICA.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                This is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company will write first dollar insurance
                                                                                policies in the following lines of insurance:
                                                                                workers compensation, general liability and
                                                                                automobile liability for its affiliates in the
                                                                                United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview Agency                      Texas                                   The corporation is an insurance agency licensed with
                                                                                the Texas Department of Insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                This company is an investment advisor and a
                                                                                broker/dealer.
------------------------------------------------------------------------------------------------------------------------------------
  SBSC Ltd. (Thailand)                  Thailand                                This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The corporation engages in a general insurance
                                                                                business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The corporation primarily provides excess and
                                                                                surplus lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines              Arizona                                 The corporation provides excess and surplus lines
  Insurance Company                                                             coverage on a non-admitted basis.

------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company once used to customize and sell IMACS,
                                                                                NLICA (fka Provident Mutual Life Insurance) direct
                                                                                response administration system.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The corporation markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              This company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              This corporation acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Villanova Securities, LLC             Delaware                                The purpose of the company is to provide brokerage
                                                                                services for block mutual fund trading for both
                                                                                affiliated and non-affiliated investment advisors
                                                                                and perform block mutual fund trading directly with
                                                                                fund companies.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet idemnification and last
                                                                                pet recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            This company provided administrative services to
  Services, Inc.                                                                NLACA.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                 The corporation underwrites excess and surplus lines
  Company                                                                       of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
      (formerly, Nationwide Fidelity                                  Account
      Advisor Variable Account)
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-14                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-6                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      |
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
                     |                 |                                           |
                     |                 |   --------------------------------        |   -------------------------------
                     |                 |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
        ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
        |        NATIONWIDE        |   |   |            (SIC)             |        |   |                             |
        | HEALTH PLANS, INC. (NHP) |   |   |                              |        |   | Common Stock:  50,000       |
        |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |                          |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |   |                              |        |___| -------------  Shares       |
    |   | -------------            |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   |                          |   |   | -------------                |        |   |                             |
    |   | NHP-100%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-100%                |        |   -------------------------------
    |                                  |   |         (See Page 2)         |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |        NATIONWIDE        |   |                                           |   |           LONE STAR         |
    |   |       AGENCY, INC.       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |___| Common Stock: 100 Shares |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
        | -------------            |   |   |                              |        |___| -------------  Shares       |
        |                          |   |___| Common Stock: 963            |        |   |                             |
        | NHP-99%                  |   |   | ------------- Shares         |        |   |                             |
        ----------------------------   |   |                              |        |   | Casualty-100%               |
                                       |   | Casualty-23.88%              |        |   -------------------------------
        ----------------------------   |   --------------------------------        |                 ||
        |   NATIONWIDE AFFINITY    |   |                                           |                 ||
        |    INSURANCE COMPANY     |   |   --------------------------------        |   -------------------------------
        |        OF AMERICA        |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
        |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
        | Common Stock: 500,000    |   |   |                              |        |   |            COMPANY          |
        | ------------- Shares     |   |___| Mutual-5%                    |        |   |                             |
        |                          |   |   |                              |        |   | Surplus Debentures:         |
        | Casualty-100%            |   |   | NW Indemnity-95%             |        |   | -------------------         |
        ----------------------------   |   |                              |        |   |                             |
                                       |   --------------------------------        |   | Assurance                   |
        ----------------------------   |                                           |   | Lone Star                   |
        |     NEWHOUSE CAPITAL     |   |   --------------------------------        |   |                             |
        |      PARTNERS, LLC       |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
        |                          |   |   |      COMPANY OF FLORIDA      |        |
        | Casualty-70%             |___|   |                              |        |   -------------------------------
        |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
        | GGAMI-19%                |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        |                          |   |   |                              |        |   |                             |
        | Fire-10%                 |   |   | Casualty-100%                |        |   | Single Member Limited       |
        ----------------------------   |   |                              |        |---| Liability Company           |
                                       |   --------------------------------        |   |                             |
        ----------------------------   |                                           |   | Casualty-100%               |
        |                          |   |                                           |   |                             |
        |                          |   |                                           |   -------------------------------
        |    NATIONWIDE LLOYDS     |   |                                           |
        |                          |===|                                           |   -------------------------------
        |      A TEXAS LLOYDS      |                                               |   |       AMERICAN MARINE       |
        |                          |                                               |   |      UNDERWRITERS, INC.     |
        |                          |                                               |   |                             |
        ----------------------------                                               |   | Common Stock:  20 Shares    |
                                                                                   |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
==|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
  |                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |_______________________________________________________________________________________________
                                                                                  |                    |               |
_______________________________________________________________________________   |                    |               |
                         |                                       |            |   |                    |               |
                         |   --------------------------------    |   --------------------------------  |  ------------------------
                         |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                      |
                         |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION      |
                         |   |                              |    |   | Common Stock:     Control    |  |  |   ALTERNATIVES, LTD. |
                         |   |                              |    |   | -------------     -------    |  |  |                      |
                         |___| Common Stock:  100 Shares    |    |   | 13,642,432        100%       |  |  |                      |
                         |   | -------------                |    |   |                              |  |  |                      |
                         |   |                              |    |   |          Shares              |  |  | Fire-100%            |
                         |   |                              |    |   |          ------              |  |  |                      |
                         |   | Casualty-100%                |    |   | Casualty 12,992,922          |  |  ------------------------
                         |   --------------------------------    |   | Fire        649,510          |  |
                         |                                       |   |                              |  |
                         |   --------------------------------    |   |             (See Page 3)     |  |
                         |   |                              |    |   --------------------------------  |
                         |   |                              |    |                                     |
                         |   |          NATIONWIDE          |    |   --------------------------------  |
                         |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                         |---|                              |    |   | Common Stock:  12,248 Shares |  |
                         |   |                              |    |   | -------------                |  |
                         |   |                              |    |   |                              |  |
                         |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                         |   |                              |    |___| Fire-16.2%                   |---
                         |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                         |                                       |   | ----------------             |
                         |   --------------------------------    |   |                              |
                         |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                         |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                         |   |            (NISC)            |    |   --------------------------------
                         |   |                              |    |
                         |---|     Single Member Limited    |__  |   --------------------------------
                         |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                         |   |                              | |  |   |         UNDERWRITERS         |
                         |   | Casualty-100%                | |  |   |                              |
                         |   -------------------------------- |  |   | Common Stock:  1,000         |
                         |                   |                |  |___| -------------  Shares        |
                         |                   |                |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |           INSURANCE          | |  |   | Casualty-100%                |
                         |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                         |   |                              | |  |
                         |   | Common Stock: 1,615          | |  |   --------------------------------
                         |   | ------------- Shares         | |  |   |       CALFARM INSURANCE      |
                         |   |                              | |  |   |            COMPANY           |
                         |   |                              | |  |   |                              |
                         |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                         |   -------------------------------- |  |___| -------------  Shares        |
                         |                                    |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                         |   |          AGENCY LLC          | |  |   --------------------------------
                         |   |                              | |  |
                         |   |     Single Member Limited    | |  |   --------------------------------
                         |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                         |   |                              |    |   |        INVESTORS, LTD        |
                         |   | NISC-100%                    |    |   |                              |
                         |   |                              |    |   | Casualty-95%                 |
                         |   --------------------------------    |---|                              |
                         |                                       |   | NW Indemnity-5%              |
                         |   --------------------------------    |   |                              |
                         |   |      DISCOVER INSURANCE      |    |   --------------------------------
                         |   |          AGENCY OF           |    |
                         |   |          TEXAS, LLC          |    |   --------------------------------
                         |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                         |---|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                         |---|       Liability Company      |    |   |                              |
                             |                              |    |---|     Single Member Limited    |
                             |                              |    |   |       Liability Company      |
                             --------------------------------        |                              |
                                                                     | Casualty-100%                |
                                                                     |                              |
                                                                     --------------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2003

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------
















                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|                          |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  54,348    |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-89.75%              |               |   | AMCO-100%                |
     ----------------------------               |   |                          |
                   |                            |   |                          |
                   |                            |   ----------------------------
     ----------------------------               |
     |           AGMC           |               |   ----------------------------   ----------------------------
     |      REINSURANCE, LTD.   |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | Common Stock:  11,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | NAMC-100%                |                   |                          |   |                          |
     ----------------------------                   | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  1,695,985 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |               | SIC-5.1%                 |
                                    |   ----------------------------           |___|                          |
                                    |                                          |   | Preferred-A    403,226   |
                                    |   ----------------------------           |   | -----------    Shares    |
                                    |   |         WESTERN          |           |   |                          |
                                    |   |    HERITAGE INSURANCE    |           |   | SIC-100%                 |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |   | Preferred-B    250,596   |
                                        | Common Stock:  4,776,076 |           |   | -----------    Shares    |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   | SIC-96.5%                |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |      VETERINARY PET      |
                                                                               |   |       INSURANCE CO.      |
                                                                               |   |                          |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2003

________________________________________________________________________________
|                   |
|                   |
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.A.       |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:      5,894 Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |___
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-100%                       |   |   |BRANCH-99.98%                  |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
|   |                               |   |___|                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-48.99%                     |   |   |                               |
|   ---------------------------------   |   |LUX SA-100%                    |
|                   |                   |   ---------------------------------
|                   |                   |
|                   |                   |
|   ---------------------------------   |
|   |  NATIONWIDE LIFE ASSURANCE    |   |   ---------------------------------
|   |        COMPANY, LTD.          |   |   |   NATIONWIDE GLOBAL HOLDINGS  |
|   |                               |   |   |   -NGH BRASIL PARTICIPACOES,  |
|   |                               |   |   |       LTDA (NGH BRASIL)       |
|   |NGH-24.3%                      |   |___|                               |
|   |SIAM-37.7%                     |   |   |        Shares                 |
|   ---------------------------------   |   |        ------                 |
|                                       |   |LUX SA 6,164,899               |
|                                       |   |NGH    1                       |
|                                       |   ---------------------------------
|   --------------------------------|   |                   |
|   |     SBSC LTD (THAILAND)       |   |                   |
|   |Common Stock:           24,500 |   |   ---------------------------------
|   |------------                   |   |   |    NATIONWIDE MARTIMA VIDA e  |
|   |Shares                         |   |   |       PREVIDENCIA SA          |
|---|                               |   |   |                               |
    |NGH-.01%                       |   |   |Common Stock: 134,822,225      |
    |                               |   |   |------------  Shares           |
    |SIAM-48.98%                    |   |   |                               |
    ---------------------------------   |   |                               |
                                        |   |DPSA-86.4%                     |
                                        |   ---------------------------------
    ---------------------------------   |                   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |   CLARIENT LIFE INSURANCE     |
    |Common Stock:  1,300,000 Shares|   |___|                               |
    |------------                   |___|   |Common Stock: 65,000 Shares    |
    |                               |   |   |------------                   |
    |                               |   |   |                    Shares     |
    |LUX SA-100%                    |   |   |                    ------     |
    |LUF                            |   |   |LUX SA-100%         64,999     |
    ---------------------------------   |   |NGH                      1     |
                  |                     |   ---------------------------------
                  |                     |                   |
    ---------------------------------   |   ---------------------------------
    |      VERTBOIS, SA             |   |___|                               |
    |                               |       |                               |
    |                               |       |       DANICA LIFE S. A        |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |LUX SA-100%                    |
    ---------------------------------       ---------------------------------

                                                                        (middle)


                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |
   |Casualty           |           --------------------
   |   (See Page 1)    |                    |
    -------------------                     |
                            -----------------------------------
                            | NATIONWIDE CORPORATION (NW CORP) |
                            |     Common Stock:    Control     |
                            |     -------------    -------     |
                            |     13,642,432         100%      |
                            |                                  |
                            |            Shares                |
                            |            ------                |
                            |Casualty   12,992,922             |
                            |Fire          649,510             |
                            ---------------------------------
                                             |
                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
_______|___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 4)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |
       |   ---------------------------------
       |   |    NATIONWIDE GLOBAL LIMITED  |
       |   |                               |
       |   |Common Stock: 20,343,752 Shares|
       |___|------------                   |
       |   |                   Shares      |
       |   |                   ------      |
       |   |NGH                20,343,751  |
       |   |LUX SA             1           |
       |   ---------------------------------
       |
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |                               |
       |___|Common Stock:         40 Shares|
       |   |------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |
       |
       |   ---------------------------------
       |   |      NATIONWIDE GLOBAL        |
       |   |         JAPAN, INC.           |
       |___|                               |
       |   |Common Stock:        100 Shares|
       |   |------------                   |
       |   |                               |
       |   |NGH - 100%                     |
       |   ---------------------------------
       |
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:         80 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
           |        Liability Company      |
           |                               |
           |                               |
           |NGH-100%                       |
           ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 6)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line
                                        March 31, 2003

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                  |                      |
---------------------------    ----------------------------------   |   -----------------------------
|   NATIONWIDE FINANCIAL  |    |   NATIONWIDE LIFE INSURANCE    |   |   |       TBG INSURANCE       |
|  SERVICES CAPITAL TRUST |    |     COMPANY (NW LIFE)          |   |   |    SERVICES CORPORATION   |
|                         |    |                                |   |   |                           |
| Preferred Stock:        | ___| Common Stock: 3,814,779 Shares |   |___|                           |
| ---------------         | |  | ------------                   |   |   |                           |
|                         | |  |                                |   |   |                           |
|                         | |  |                                |   |   |                           |
| NFS-100%                | |  | NFS-100%                       |   |   | NFS-63%                   |
--------------------------- |  ----------------------------------   |   -----------------------------
                            |                                       |
                            |                                       |   -----------------------------
                            |  ----------------------------------   |   |   CAP PRO HOLDING, INC.   |
                            |  |      NATIONWIDE LIFE AND       |   |   |                           |
                            |  |   ANNUITY INSURANCE COMPANY    |   |   |                           |
                            |  |                                |   |   |                           |
                            |__| Common Stock: 66,000 Shares    |   |___|                           |
                            |  | ------------                   |       |                           |
                            |  |                                |       |                           |
                            |  | NW Life-100%                   |       | NFS-63%                   |
                            |  ----------------------------------       -----------------------------
                            |
                            |  ----------------------------------
                            |  |      NATIONWIDE INVESTMENT     |
                            |  |      SERVICES CORPORATION      |
                            |  |                                |
                            |__| Common Stock: 5,000 Shares     |
                            |  | ------------                   |
                            |
                            |  |                                |
                            |  |                                |
                            |  | NW Life-100%                   |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |      NATIONWIDE FINANCIAL      |
                            |__|       ASSIGNMENT COMPANY       |
                            |  |                                |
                            |  | NW LIFE-100%                   |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  | NATIONWIDE PROPERTIES LTD.     |
                            |  |                                |
                            |  | Units:                         |
                            |__| -----                          |
                            |  | NW LIFE-97.6%                  |
                            |  | Casualty-2.4%                  |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |    NATIONWIDE COMMUNITY        |
                            |  |   DEVELOPMENT CORP., LLC       |
                            |  |                                |
                            |--| Units:                         |
                            |  | -----                          |
                            |  | NW LIFE-67%                    |
                            |  | NW Indemnity-33%               |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |     NATIONWIDE AFFORDABLE      |
                            |  |         HOUSING, LLC           |
                            |--|                                |
                               | NW Life-45%                    |
                               | NW Indemnity-45%               |
                               ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    Control:        |
                                          |          ------------     -------         |
                                          |            13,642,432       100%          |
                                          |               Shares                      |
                                          |               ------                      |
                                          | Casualty    12,992,922                    |
                                          | Fire           649,510                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |                                       |
                                      _____________________________________________________________________________________________
                                      |                                 |                  |                    |
                                      |                                 |                  |                    |
                        -----------------------------       ----------------------------   |    -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |   |    |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |   |    |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |   |    |          (401(K))               |
                        |                           |       |                          |   |    |                                 |
                        | Common Stock: 1,000 Shares|       |                          |   |    |                                 |
                        | ------------              |       |                          |   |    |                                 |
                        |                           |       |                          |   |    |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |   |    | NFSDI-100%                      |
                        -----------------------------        ---------------------------   |    -----------------------------------
                                      |||                               ||                 |                    |
    --------------------------------- ||| ----------------------------- ||   --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           | ||   |     NATIONWIDE RETIREMENT    |   |
    |    DISTRIBUTORS AGENCY        | ||| |                           | ||   |      PLAN SERVICES, INC.     |   |
    |     OF ALABAMA, INC.          | ||| |        FLORIDA            | ||   |                              |   |
    | Common Stock: 10,000 Shares   |_||| |        RECORDS            |_||   |   Common Stock:  Control     |   |
    | ------------                  | ||| |    ADMINISTRATOR, INC     |__|   |   -------------  -------     |   |
    |                               | ||| |                           |      |  Class A        NFS-100%     |   |
    |                               | ||| |                           |      |  Class B      NFSDI-100%     |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |                              |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | ||| |                           |      |      SERVICES, INC.          |   |
    |      NEW YORK, INC.           | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | ------------                  |_|||_|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    |                               | ||| |                           |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | ||| |                           |      |       ADVISORS, INC.         |   |
    |                               | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|||_|        AGENCY OF          |      |-------------                 |   |
    |                               | ||| |      OKLAHOMA, INC        |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | ||| |                           |      |    THE 401(k) COMPANY        |   |
    |                               | ||| |                           |      |                              |   |
    | Common Stock: 100 Shares      | ||| |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|||_|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |||_|   AGENCY OF TEXAS, INC    |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| ------------------------------     --------------------------------   |
    |    NATIONWIDE FINANCIAL       | ||| |      AFFILIATE AGENCY      |     |                              |   |
    |  INSTITUTION DISTRIBUTORS     | ||| |        OF OHIO, INC.       |     |                              |   |
    |INSURANCE AGENCY, INC. OF MASS.| |||_|                            |     |  RIVERVIEW AGENCY, INC.      |___|
    | Common Stock: 100 Shares      |_||__| Common Stock: 750 Shares   |     |                              |___|
    | ------------                  | |   | ------------               |     |                              |
    |                               | |   |                            |     |                              |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |     |                              |
    --------------------------------- |   ------------------------------     --------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                                   |                                    |
                       --------------------------------      -----------------------------      -------------------------------
                       |  PENSION ASSOCIATES, INC.    |      | NATIONWIDE LIFE INSURANCE |      |     NATIONWIDE FINANCIAL     |
                       |                              |      |    COMPANY OF AMERICA     |      |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |      |         (NLICA)           |      |            (NFSB)            |
                       | ------------                 |      |                           |      | Common Stock: 250,000 Shares |
                       |                              |      |                           |      |                              |
                       |                              |      |                           |      |                              |
                       | NFS-100%                     |      | NFS-100%      (See Page 5)|      | NFS-100%                     |
                       --------------------------------      -----------------------------      -------------------------------
                                                                                                               |
 _______________________________________                                                                       |
                                       |                                                                       |
                        --------------------------------                                        --------------------------------
                        |    NATIONWIDE RETIREMENT     |                                        |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |                                        |                              |
                        |                              |                                        | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |__                                      | ------------                 |
                        | -------------                |  |                                     |                              |
                        |                              |  |                                     |                              |
                        | NFSDI-100%                   |  |                                     | NFSB-100%                    |
                        --------------------------------  |                                     --------------------------------
                                                          |
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ALABAMA              | | |        NEW MEXICO         |
                         | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ARIZONA              | | |        SO. DAKOTA         |
                         | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |        ARKANSAS              | | |         WYOMING           |
                         | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |      SOLUTIONS, INS.         | | |                           |
                         |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
                         | ------------                 | | |           OHIO            |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
                         |                              | |_|    SOLUTIONS, INC. OF     |
                         | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
                         | ------------                 | | |                           |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------  | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
                         | ------------                 |_|_|           TEXAS           |
                         |                              |   |                           |
                         | NRS-100%                     |   |                           |
                         --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2003

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |       Common Stock:     Control:       |
                                                        |       -------------     --------       |
                                                        |       13,642,432        100%           |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------
                                                        | Casualty   12,992,922                  |
                                                        | Fire          649,510                  |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
  |  |                           |   |                           |
  |  |  NPHC - 100%              |   |  RCMD - 100%              |
  |  -----------------------------   -----------------------------
  |                |                               |
  |                |                               |
  |  -----------------------------   -----------------------------
  |  |       1717 ADVISORY       |   |       1717 INSURANCE      |
  |  |       SERVICES, INC.      |   |        AGENCY OF          |
  |  |                           |   |      MASSACHUSETTS, INC.  |
  |  |                           |   |                           |
  |  |  RCMD - 100%              |   |  BSI - 100%               |
  |  -----------------------------   -----------------------------
  |
  |
  |  -----------------------------
  |  |       MARKET STREET       |
  |  |        INVESTMENT         |
  |__|      MANAGEMENT COMPANY   |
     |                           |
     |        NPHC - 100%        |
     -----------------------------







    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2003

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

              _________________________________________________________________
              |                |                |                 _____________
 ---------------------------   |                |                |
|     AUDENSTAR LIMITED     |  |   ---------------------------   |
|           (AL)            |  |  |     NATIONWIDE ASSET      |  |
|                           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |    NATIONWIDE UK ASSET    |  |
|           (RIG)           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |__|  |         (NUKAMHL)         |  |
|                           |     |                           |  |
| GGAMT - 79%               |     |                           |  |
| AL - 21%                  |     |                           |  |
 ---------------------------      | NAMHL - 100%              |  |
              |                    ---------------------------   |
              |                                 |                |
 ---------------------------       ---------------------------   |
|  GARTMORE RIVERVIEW, LLC  |     |   NATIONWIDE UK HOLDING   |  |
|                           |     |       COMPANY, LTD.       |  |
|                           |     |        (NUKHCL)           |  |
|                           |     |                           |  |
|                           |     |                           |  |
| RIG - 70%                 |     | NUKAMHL - 96.37%          |  |
 ---------------------------       ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |     ASSET MANAGEMENT      |  |
                                  |       HOLDINGS PLC        |  |
                                  |         (AMH)             |  |
                                  |                           |  |
                                  |                           |  |
                                  | NUKHCL - 100%             |  |
                                   ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |    GARTMORE INVESTMENT    |  |
                                  |       MANAGEMENT PLC      |  |
                                  |           (GIM)           |__|
                                  |                           |
                                  | AMH - 99.99%              |
                                  | GNL - .01%                |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

 -------------------
| NATIONWIDE MUTUAL |____________________________________________________________________________
| INSURANCE COMPANY |____________________________________________________________________________
|   (CASUALTY)      |               |
|  (See Page 1)     |               |
 -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:   Control:         |
                |        ------------    -------         |
                |       13,642,432       100%            |
                |             Shares                     |
                |  Casualty   12,992,922                 |
                |  Fire          649,510                 |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ________________________________________________________________________________________________
 ________________________________________________________________________________________________
                     |             |                                    --------------------------
      --------------------------   |   --------------------------      | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         |     |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  | GARTMORE SECURITIES LTD. | |   |                          |
  |  |  INTERNATIONAL LIMITED   |  |  |          (GSL)           | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99.99%             | |   | GSL - 50%                |
     | GSL - .01%               |     | GNL - .01%               | |    --------------------------
      --------------------------       --------------------------  |
                     |                                             |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
     |   GARTMORE SECRETARIES   |                                  |   | RECOVERY FUND (G.P.) LTD.|
     |      (JERSEY) LTD.       |                                  |___|                          |
     |                          |                                  |   |                          |
     | GFMI - 94%               |                                  |   | GIM - 50%                |
     | GSL - 3%                 |                                  |   | GNL - 50%                |
     | GIM - 3%                 |                                  |    --------------------------
      --------------------------                                   |
                                                                   |    --------------------------
                                                                   |   |GARTMORE 1990 TRUSTEE LTD.|
                                                                   |   |    (GENERAL PARTNER)     |
                                                                   |___|                          |
                                                                       |                          |
                                                                       | GIM - 50%                |
                                                                       | GSL - 50%                |
                                                                        --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
          |      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------









___________________________________________________________________
                                                                  |
 _________________________________________________                |
|                                                |                |
|   --------------------------       --------------------------   |   --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |  |  |    GARTMORE GLOBAL       |
|  |                          |     |     MANAGEMENT LTD.      |  |  |  INVESTMENT, INC. (GGI)  |
|__|                          |     |          (GCM)           |  |__|                          |
|  |                          |     |                          |  |  |        See Page 7        |
|  | GIM - 50%                |     | GIM - 99.99%             |  |  |                          |
|  | GSL - 50%                |     | GSL - 0.1%               |  |  |                          |
|   --------------------------       --------------------------   |   --------------------------
|                                                |                |   --------------------------
|   --------------------------       --------------------------   |  |     GARTMORE GLOBAL      |
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |  |  |      VENTURES, INC.      |
|  |          (GNL)           |     |         (GUS)            |  |__|                          |
|__|                          |     |                          |     |                          |
|  |                          |     |                          |     |                          |
|  |                          |     |                          |     |                          |
|  | GIM - 99.99%             |     |                          |     | GGAMT - 100%             |
|  | GSL - .01%               |     | GCM - 100%               |      --------------------------
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |     GARTMORE PENSION     |     | GARTMORE GLOBAL PARTNERS |
|  |       TRUSTEES, LTD.     |     |    (GENERAL PARTNER)     |
|__|                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99%                |     | GUS - 50%                |
|  | GSL - 1%                 |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------



                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2003

                                                                     (left side)

                                                 NATIONWIDE(R)

 -------------------
|  FARMLAND MUTUAL  |
| INSURANCE COMPANY |        --------------------
|                   |       | NATIONWIDE MUTUAL |_____________________________
|Guaranty Fund      |_______| INSURANCE COMPANY |_____________________________
|Certificate        |_______|                   |      |
|                   |       |     (CASUALTY)    |      |
|   Casualty        |       |    (See Page 1)   |      |
|  (See Page 1)     |       ---------------------      |
---------------------                                  |
                                                       |
                                   ------------------------------------------
                                   |     NATIONWIDE CORPORATION (NW CORP)   |
                                   |       Common Stock:      Control:      |
                                   |       13,642,432         100%          |
                                   |           Shares                       |
                                   |Casualty  12,992,922                    |
                                   |Fire         649,510                    |
                                   ------------------------------------------
                                                       |
                                                       |
                                      ------------------------------------
                                      |         GARTMORE GLOBAL          |
                                      |         ASSET MANAGEMENT         |
                                      |           TRUST (GGAMT)          |
                                      |                                  |
                                      |NW Corp.- 100%                    |
                                      ------------------------------------
                                                       |
                                                       |
                                      -------------------------------------
                                      |         GARTMORE GLOBAL           |
                                      |      INVESTMENTS, INC. (GGI)      |
                                      |                                   |
                                  ____| Common Stock: 958,750 Shares      |
                                  |   | GGAMT-94%                         |
                                  |   | Preferred Stock: 500,000 Shares   |
                                  |   | GGAMT-100%                        |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   -------------------------------------
                                  |   |       GARTMORE S.A. CAPITAL       |
                                  |   |            TRUST (GSA)            |
                                  |   |                                   |____
                                  |   |                                   |
                                  |   |      DELAWARE BUSINESS TRUST      |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   --------------------------------------
                                  |   |         GARTMORE EMERGING          |
                                  |   |           MANAGERS, LLC            |
                                  |   |               (GEM)                |___
                                  |   |                                    |   |
                                  |   |                                    |   |
                                  |   | GSA-100%                           |   |
                                  |   --------------------------------------   |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            NORTHPOINTE              |  |
                                  |   |            CAPITAL LLC              |--|
                                  |   |                                     |  |
                                  |   | GEM-65%                             |  |
                                  |   ---------------------------------------  |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            CODA CAPITAL             |  |
                                  |   |           MANAGEMENT LLC            |  |
                                  |   |                                     |---
                                  |   | GEM-79%                             |
                                  |   ---------------------------------------
                                  |                    |
                                  |                    |
                                  |   ---------------------------------------
                                  |   |        GARTMORE MUTUAL FUND         |
                                  |   |           CAPITAL TRUST             |
                                  |__ |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------
                                                       | |
                                                       | |
                                      ---------------------------------------
                                      |        MARKET STREET FUND           |
                                      |                                     |
                                      |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------















          -------------------------------------
          |       GARTMORE GLOBAL ASSET       |
          |          MANAGEMENT, INC.         |
__________|              (GGAMI)              |______
          |                                   |      |
          | GSA-100%                          |      |
          -------------------------------------      |
                                                     |
          -------------------------------------      |
          |             GARTMORE              |      |
          |      INVESTORS SERVICES, INC.     |      |
          |                                   |      |
          | Common Stock: 5 Shares            |      |
          | ------------                      |______|
          |                                   |      |
          |                                   |      |
          | GGAMI-100%                        |      |
          -------------------------------------      |
                                                     |
          -------------------------------------      |      -------------------------------------
          |      NATIONWIDE GLOBAL FUNDS      |      |      |            GARTMORE MORLEY        |
          |                                   |      |      |       FINANCIAL SERVICES, INC.    |
          |                                   |______|      |               (MORLEY)            |
          |                                   |_____________|                                   |___
          |       LUXEMBOURG SICAV            |      |      | Common Stock: 82,343 Shares       |   |
          |                                   |      |      | ------------                      |   |
          |                                   |      |      | GGAMI-100%                        |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          |       GARTMORE DISTRIBUTION       |      |      |        GARTMORE MORLEY CAPITAL    |   |
          |          SERVICES, INC.           |      |      |         MANAGEMENT, INC           |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | Common Stock: 10,000 Shares       |______|      | Common Stock:  500 Shares         |___|
          | ------------                      |      |      | ------------                      |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          | CORVIANT CORPORATION              |      |      |               GARTMORE            |   |
          | (CC)                              |      |      |             TRUST COMPANY         |   |
          |                                   |      |      |                                   |   |
          | Common Stock:       450,000 Shares|      |      | Common Stock: 2,000 Shares        |   |
          | ------------                      |      |      | ------------                      |   |
          | Series A Preferred: 250,000 Shares|______|      |                                   |___|
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                           |                         |                                              |
                           |                         |                                              |
          -------------------------------------      |      -------------------------------------   |
          | VILLANOVA SECURITIES, LLC         |      |      |           GARTMORE MORLEY &       |   |
          |                                   |      |      |            ASSOCIATES, INC.       |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      | Common Stock: 3,500 Shares        |   |
          |                                   |      |      | ------------                      |___|
          |                                   |      |      |                                   |
          | CC-100%                           |      |      | Morley-100%                       |
          -------------------------------------      |      -------------------------------------
                                                     |
          -------------------------------------      |      -------------------------------------
          |                                   |      |      |                                   |
          | GGI MGT LLC                       |      |      |           NEWHOUSE SPECIAL        |
          | (GGIMGT)                          |      |      |       SITUATIONS FUND I, LLC      |
          |                                   |      |      |                                   |
          |                                   |------------ | Common Stock: 10,000 Shares       |
          |                                   |             | ------------                      |
          |                                   |             | GGIMGT-10%                        |
          |                                   |             | Class A Preferred: 10,000 Shares  |
          | GGAMI-100%                        |             | GGAMI-75%                         |
          -------------------------------------             -------------------------------------


                                                                                            Subsidiary Companies      - Solid Line
                                                                                            Contractual Association   - Double Line
                                                                                            Limited Liability Company - Dotted Line

                                                                                            March 31, 2003

Item 27.      NUMBER OF CONTRACT OWNERS


              The number of contract owners of Qualified and Non-Qualified Contracts as of February 14, 2003 was 1,174 and 1,480 respectively.


Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.      PRINCIPAL UNDERWRITER

          (a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-7, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide Variable Account-11, Nationwide Variable Account-13, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, and Nationwide VLI Separate Account-5, all of which are separate investment accounts of Nationwide or its affiliates.


          (b)  NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS

                  Joseph J. Gasper, Director and Chairman of the Board Richard A. Karas, Director and Vice Chairman
                  Duane C. Meek, President
                  William G. Goslee, Senior Vice President
                  Mark R. Thresher, Director, Senior Vice President and
                        Treasurer
                  Kevin S. Crossett, Vice President
                  Trey Rouse, Vice President
                  Peter R. Salvator, Vice President
                  Barbara J. Shane, Vice President-Compliance Officer
                  Karen R. Tackett, Vice President
                  Alan A. Todryk, Vice President-Taxation
                  Carol L. Dove, Associate Vice President-Treasury Services
                        and Assistant Treasurer
                  Glenn W. Soden, Associate Vice President and Secretary Thomas E. Barnes, Associate Vice President and Assistant
                        Secretary
                  John F. Delaloye, Assistant Secretary

                  Dina A. Tantra, Assistant Secretary
                  Mark D. Maxwell, Assistant Secretary
                  E. Gary Berndt, Assistant Treasurer
                  Terry C. Smetzer, Assistant Treasurer

                  The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
                  One Nationwide Plaza
                  Columbus, Ohio 43215



               (c)

------------------------------ ------------------------ ----------------------- ------------------ -------------------
NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                               DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                               COMMISSIONS              ANNUITIZATION
------------------------------ ------------------------ ----------------------- ------------------ -------------------
------------------------------ ------------------------ ----------------------- ------------------ -------------------
Nationwide Investment          N/A                      N/A                     N/A                N/A
Services Corporation
------------------------------ ------------------------ ----------------------- ------------------ -------------------


Item 30.      LOCATION OF ACCOUNTS AND RECORDS
              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS
              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
              (b)   include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an
                    applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account - 8:





We consent to the use of our reports for Nationwide Variable Account-8 dated February 20, 2003 and for Nationwide Life Insurance Company and subsidiaries dated January 30, 2003 included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 033-62637). Our report for Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets.







KPMG LLP

Columbus, Ohio
April 21, 2003

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-8, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 21st day of April, 2003.


                           NATIONWIDE VARIABLE ACCOUNT-8
       -------------------------------------------------------------------------

                         (Registrant)
                         NATIONWIDE
                         LIFE
                         INSURANCE
                         COMPANY
       -------------------------------------------------------------------------
                                   (Depositor)

                                By /s/STEVEN SAVINI
       -------------------------------------------------------------------------
                                   Steven Savini, Esq.


As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 21st day of April, 2003.


               SIGNATURE                                   TITLE


W. G. JURGENSEN                            Director and Chief Executive Officer
----------------------------------------
W. G. Jurgensen

JOSEPH J. GASPER                                 Director and President and
----------------------------------------            Chief Operating Officer
Joseph J. Gasper

JOSEPH A. ALUTTO                                          Director
----------------------------------------
Joseph A. Alutto

JAMES G. BROCKSMITH, JR.                                  Director
----------------------------------------
James G. Brocksmith, Jr.

HENRY S. HOLLOWAY                                         Director
----------------------------------------
Henry S. Holloway

LYDIA M. MARSHALL                                         Director
----------------------------------------
Lydia M. Marshall

DONALD L. MCWHORTER                                       Director
----------------------------------------
Donald L. McWhorter

DAVID O. MILLER                                           Director
----------------------------------------
David O. Miller

JAMES F. PATTERSON                                        Director
----------------------------------------
James F. Patterson

GERALD D. PROTHRO                                         Director
----------------------------------------
Gerald D. Prothro

ARDEN L. sHISLER                                          Director
----------------------------------------
Arden L. Shisler

ALEX SHUMATE                                              Director
----------------------------------------
Alex Shumate


                                       By /s/ STEVEN SAVINI
                                -----------------------------------------------
                                                Steven Savini
                                        Attorney-in-Fact